Registration No. 333-175768
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 16
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 34
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 247-6785
(Depositor’s Telephone Number, including Area Code)

Scott Van Wyngarden
Principal Financial Group
711 High Street
Des Moines, Iowa 50392-0300
(Name and Address of Agent for Service)

Principal Variable Universal Life Income III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b) of Rule 485
    _XX__    on May 1, 2024 pursuant to paragraph (b) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2024.

This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.

GLOSSARY

Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal National Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the Death Benefit Guarantee Rider.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging (DCA) – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or Money Market Division, into other Division(s).
DCA (Dollar Cost Averaging) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in our general account.
Fixed DCA (Dollar Cost Averaging) Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
Home Office – the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “insured” on the Data Pages.
Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
May 16, 2015 Modifications – Policy terms and conditions described in this prospectus for Policies with a Policy Date on or after May 16, 2015, which include: changes to Transaction Fees and Periodic Charges described in "Summary: Fee Tables;" changes to the Premium Expense Charge, Asset Based Charge, and Monthly Policy Issue Charge described in "Charges and Deductions;" changes to the availability of the Return of Cost of Insurance Rider; and the addition of the Account Value Enhancement.
For Policies with a Policy Date on or after May 16, 2015, we will apply the foregoing terms and conditions only in states where all May 16, 2015 Modifications have been approved; in states where all May 16, 2015 Modifications have not been approved, we will apply the terms and conditions in effect for Policies with a Policy Date before May 16, 2015.
Monthly Date – the day of the month which is the same day as the Policy Date.For example, if the Policy Date is September 5, 2007, the first Monthly Date is October 5, 2007.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.
Net Amount at Risk – the amount upon which cost of insurance charges are based, computed as follows:
•the death benefit at the beginning of the policy month, divided by 1.0016516; minus
•the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.

Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Maturity Date – the date to which the Policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the Policy are satisfied. The Policy Maturity Date is shown on the Data Pages.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is November 21, 2008, the first Policy Year ends on November 20, 2009.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy. Written Requests may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $56.93 per $1,000 of Face Amount (5.69%)
"Face Amount" refers to the amount used to determine the death benefit. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,693 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.21%	4.52%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision..	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Accounts, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Accounts and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.

Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Accounts. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.

SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected. For Policies dated on or after May 16, 2015, we will apply charges in the tables labelled "For Policy Dates on or after May 16, 2015" in all states where approved; otherwise, we apply the charge(s) for Policy Dates before May 16, 2015, regardless of the Policy Date.
For Policy Dates on or after May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

Transaction Fees (Policy Dates on or after May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)(1)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	3.00% of premium paid in excess of Target Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year old male in Policy Year one.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses (Policy Dates on or after May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.00% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge(1)	monthly
Maximum		$0.46 per $1,000 of Face Amount
Minimum		$0.05 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.24 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(4)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(5)
Current		5.50% of death proceeds advance per year((4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.
(5)    The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For Policy Dates before May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

Transaction Fees (Policy Dates before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to Target Premium
Current		4.25% of premium paid up to Target Premium, reducing to 3% after the first Policy Year
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(1)(2) (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Maximum Charge for Representative Insured(3)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current		3.00% of premium paid in excess of Target Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) For Policies with a Policy Date before March 23, 2015, if your total surrender charge (calculated as described in “CHARGES AND DEDUCTIONS-Surrender Charge”) would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement)(attached as Appendix E), we will apply the more favorable surrender charge to you.
(3) The representative insured is a 40-year old male in Policy Year one.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses (Policy Dates before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Net Amount at Risk(3)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.15% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.23 per $1,000 of Face Amount(4)
Minimum		$0.04 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Face Amount
Net Policy Loan Charge(5)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(6)
Current		1.50% of Loan Indebtedness per year(6)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(6)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(7)
Current		5.50% of death proceeds advance per year(6)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3)    The stated charge is less than the amount stated in the Prospectus dated May 1, 2014 (prior to any supplement) and applies to all policies regardless of application signature date or Policy Date.
(4)    For Policy Dates before March 23, 2015, the maximum Monthly Policy Issue Charge we will apply is $1.09.
(5)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(6)    This charge decreases after Policy Year ten.
(7)    The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For All Policies
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2023	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.21%	4.52%

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal National Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 28, 2007 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our general account. Subject to applicable law, We have sole discretion over the investment of assets in the general account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/VULIncome3Report.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge, that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Depending on your Policy Date, deductions from premiums for the Premium Expense Charge equal:

	Premium Expense Charge (Percentage of Premiums Paid)
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Sales Charge	5.00%	5.00%
Current Sales Charge
Policy Year One	4.00%	4.25% (up to target premium)
After Policy Year One	2.00%	3.00% (up to target premium)
Federal Taxes	1.25%	1.25%
State and Local Taxes	2.00%(2)	2.00%(2)
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

(2)    The actual taxes we pay vary from state to state. The expense charge is based on the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected.
For Policy Dates before May 16, 2015, the Current Sales Charge for amounts in excess of the Target Premium is 0%. The Target Premium is based on the gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge - Full Surrenders
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses relating to the sale of the Policy. The table below shows the maximum and minimum surrender charges.

Maximum Charge	$56.93 per $1,000 of Face Amount (5.69%)
Minimum Charge	$7.62 per $1,000 of Face Amount (0.76%)
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the applicable rate from APPENDIX A.
(b)    is the Face Amount divided by 1,000.
(c)    is the applicable percentage from APPENDIX B.
Surrender charges vary based on gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
For Policies with an application signature date or Policy Date before March 23, 2015, if your total surrender charge would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement), we will apply the more favorable surrender charge to you.
The surrender charge on an early surrender or Policy termination is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on partial surrenders.
Transfer Fee - Unscheduled Division Transfers
A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers.

Current Charge	$0
Maximum Charge	$25 (each Transfer)
We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. Policy Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
Illustration Fee
An illustration fee is intended to reimburse us for the additional administrative effort of creating and providing projection numbers.

Current Charge	$0
Maximum Charge	$25 (each Illustration)
We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year.

Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes::
•Cost of Insurance Charge
•Asset Based Charge
•Monthly Administration Charge
•Monthly Policy Issue Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account) using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk (8.33%)
Minimum Charge	$0.01 per $1,000 of Net Amount at Risk
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000.
(b)    is the Net Amount at Risk.
We base this charge on several factors including, but not limited to, (i) the Insured’s gender*, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit.
Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
For entities and other persons buying Policies under a sponsored arrangement that have been granted special underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.
Asset Based Charge
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account and the Fixed Account(s). Depending on your Policy Date, each month we deduct the following asset based charge:

	Asset Based Charge (Percentage of Net Policy Value)
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Charge	0.15% annually	0.15% annually
Current Charge
Policy Years 1-10	0.00%	0.125% monthly (0.15% annually)
After Policy Year 10	0.00%	0.00%
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters.

Maximum Charge (All Years)	$25.00 per month
Current Charge (Policy Year One)	$25.00 per month
Current Charge (After Policy One)	$10.00 per month
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge varies by gender (if applicable), age, tobacco status, and risk classification. Depending upon your Policy Date, the Monthly Policy Issue Charge is:

Monthly Policy Issue Charge
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Charge	$0.46 per $1,000 Face Amount	$1.23 per $1,000 Face Amount
Minimum Charge	$0.05 per $1,000 Face Amount	$0.04 per $1,000 Face Amount
Current Charge	$0.19 per $1,000 Face Amount	$0.11 per $1,000 Face Amount
When it applies	Applies in Policy Years, but may decrease beginning in Policy Year 11.	Applies for fifteen years from policy issue or Face Amount increase. We reserve the right, after providing prior written notice to Policy Owners, to apply this charge in all years.
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Any Face Amount increase will have its own Monthly Policy Issue Charge (within the minimum and maximum described.)
For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge We will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Current Charge (Policy Year 1-10)	1.50% of Loan Indebtedness
Current Charge (After Policy Year 10)	0.00% of Loan Indebtedness

Optional Insurance Benefit Charges

For optional insurance benefits that charge a fee, charges are summarized below:

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Accelerated Benefit
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest charged is at an annual rate of 5.50% in Policy Years 1-10 and 4.00% thereafter. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Cost of Living Increase	No charge. However, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Death Benefit Advance
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest accrues daily at an annual rate guaranteed not to exceed 18% and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Salary Increase	For Insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Value Enhancement	The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies). The charge is guaranteed not to exceed 3.00% on premium paid in excess of Target Premium.
Waiver of Monthly Policy Charge	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.

Distribution of the Policy
The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to agents and brokers based on premiums received.
The Company has appointed Principal Securities, Inc. (“PSI”), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. PSI also may receive 12b-1 fees in connection with purchases and sales of Underlying Funds. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options.

You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights under the Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
You may transfer amounts between the Divisions and/or the Fixed Accounts.
You may request an unscheduled transfer or set up scheduled transfers by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or whole percentage for the transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).

There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis).
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change allocation percentages. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 24-month period. The transfer is effective when we receive your Written Request.
In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that we make available that is not term or variable insurance, subject to specified conditions.
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.

Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, We will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance,
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
DE, ND, SD	Free Look (Amount of Refund)	Premium refund states
DE	Free Look (Duration)	20 days on replacement
SD	Free Look (Duration)	30 days on replacement
FL, ND	Benefit Payment	Lump sum only
ND	Suicide Exclusion (Duration)	One year
FL	Surrender Value Enhancement Rider	Rider benefit is available on full policy surrenders related to a replacement or Section 1035 Exchange
IL, MD, TX	Aviation Exclusion	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, ND, OK, SD, TN, TX, W	Hazardous Sports Exclusion	Not applicable
NJ	Change of Insured Rider	Not available
NJ	Salary Increase Rider	Not available

PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.

Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions); however, we recommend you continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, your Policy is guaranteed not to terminate during the first ten Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.
The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the first ten Policy Years.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on your Policy.
* For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. you choose whether you want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$12.57	$261.88
Death Benefit Guarantee to Attained Age 85	$21.04	$438.34
Death Benefit Guarantee to Attained Age 100	$26.82	$558.75
You choose the death benefit guarantee period based on your scheduled premium payments. The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender*, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on your Policy.
*    For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Allocation of Premiums
Net Premiums are allocated to the Divisions, Fixed Account and/or Fixed DCA Account according to your premium allocation instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order.
You may change the percentage allocation for future premium payments at any time by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.
On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.
On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).
The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.

You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.
After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the Money Market Division until you give us instructions otherwise.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges); plus
•subsequent premium payments (less Premium Expense Charges); plus
•transfers from another Division, the Fixed Account or the Fixed DCA Account; plus
•Account Value Enhancement, if any (for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications).
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the Unit value of a Division, the unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the Valuation
Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of the Insured’s death, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•B is any Loan Indebtedness; and
•C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges,         and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. you may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the Insured is a male) and the death benefit would be $598,500.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send Written Request to our Home Office.

Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made in the first 10 Policy Years will increase the No-Lapse Guarantee Monthly Premium for the remainder of the 10 years.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis;
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data
•Pages;
•You supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect;
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our
•underwriting guidelines then in effect;
•Your policy is not in a grace period;
• the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. your Policy Value:
•increases as premiums are applied and when interest is credited.
• decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
•for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications, may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement (For policies with a Policy Date on or after May 16, 2015)*
In Policy Years 11 and later, and provided your policy is not terminated, we may credit an Account Value Enhancement to your policy on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.
*    In states where all May 16, 2015 Modifications are approved.

OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Accelerated Benefit	provides the option to receive an advance of a portion of the death proceeds if the Insured becomes diagnosed as terminally ill with a life expectancy of less than 12 months	Optional(1)	No(2)	Limited to 75% of Face Amount, up to a maximum of $1,000,000. Advance may be taxable.
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(3)	No(4)
Death Benefit Advance	provides option to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event (such as terminal illness).	Standard(3)	No(2)	maximum advance is based on the death benefit as of the date the claim is approved. Advance may be taxable.
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(3)	No	The level of premium at issue determines specified age. If the rider terminates, it may not be reinstated.
Extended Coverage	extends the Policy beyond the maturity date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date	Standard	No	After the Policy Maturity Date, certain limitations and restrictions are imposed on the Policy.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Return of Cost of Insurance	subject to certain conditions, provides for the return of the cost of insurance charges paid, credited to the Policy Value over a period of five years.	Standard(3)	No	Available only for Policy Dates before 5/16/2015. If the policy terminates or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	reduces a portion of the surrender charges if you fully surrender your Policy within the first seven Policy Years.	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase or Salary Increase Riders.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
(3)     Availability of these riders varies. See the more detailed information below.
(4)     Additional charges apply to increased Face Amount.

Accelerated Benefits Rider
If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue. Under this rider, you can choose to receive an advance of a portion of the death proceeds if the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminally ill may vary in some states). You can request up to 75 percent of the total Face Amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, up to a maximum of $1,000,000. There is no charge for this rider; however, we will place a lien against the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period, and we will reduce the death proceeds by the amount of the lien. Interest charged on the advance will not exceed 5.50% annually. Interest accrues daily on the advance, accrued interest is added to the advance on the policy anniversary and will bear interest. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the total Face Amount is $100,000 and there are no outstanding loans, interest, or previously paid accelerated benefit. If the Insured qualifies as terminally ill, up to $75,000 may be requested. When the Insured dies, the death proceeds are reduced by $75,000 and 5.50% interest on that amount ($4,125 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Advance Rider
Subject to state availability, this rider is added automatically to all Policies issued with a risk classification of standard or better and not part of a special underwriting program. Under this rider, you can choose to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event: being diagnosed with a terminal illness or catastrophic health condition (as defined in the rider) or being permanently confined to a nursing home. (One or more qualifying event definitions may be different in some states.) The maximum amount available is based on the death benefit as of the date the claim is approved. There is no charge for this rider; however, we will place a lien against the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period, and we will reduce the death proceeds by the amount of the lien. Interest charged on the advance will not exceed 18% annually. Interest accrues daily on the advance, accrued interest is added to the advance on the policy anniversary and will bear interest at the same rate charged for a policy loan. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured experiences a qualifying event, such as being permanently confined to a nursing home and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 18% interest on that amount ($7,200 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Extended Coverage Rider
This rider is added automatically to all Policies when issued. This rider extends the Policy beyond the Policy Maturity Date as long as the Policy is still in force and the Insured is living on the Policy Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Policy Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All Division and Fixed Account values will be transferred to the Money Market Division and no further transfers are allowed. However, your right to take partial surrenders and loans is not restricted. For example, assume the Policy Maturity Date is December 31, 2021, and the Insured is still living on that date. Instead of maturity proceeds being paid on that date, this rider extends the Policy, and death proceeds are paid under Death Benefit Option 1 when the Insured dies.
You may choose not to extend the Policy Maturity Date by requesting the rider not be attached to your Policy. There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:
•the Loan Indebtedness is at least 92% of the Surrender Value;
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
For Policies issued with the cash value accumulation test, we reserve the right to begin the rider benefit when the Loan Indebtedness is at least 86% of the Surrender Value and all other conditions are satisfied. The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Return of Cost of Insurance Rider (Available only to Policies with a Policy Date before May 16, 2015)
This rider was added automatically to all Policies with a Policy Date before May 16, 2015. In states where all May 16, 2015 Modifications have been approved, the Return of Cost of Insurance Rider will not be available to policies with a Policy Date on or after May 16, 2015; in states where all May 16, 2015 Modifications have not been approved, the Return of Cost of Insurance Rider will continue to be automatically applied to Policies.
This rider provides for the return of the cost of insurance charges. The returned charges are credited to the Policy Value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the Face Amount paid up to the time this benefit begins. The benefits begin as of the later of the last day of the 15th Policy Year or the last day of the Insured’s Attained Age 59 Policy Year. The benefit is applied according to the premium allocation instructions in effect at that time. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited. There is no charge for this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available.This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrenders
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Unscheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/ or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, the deduction is made using your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
•If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrenders (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the amount of the unscheduled partial surrender.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.

•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the unscheduled partial surrender amount;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Scheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date.
•You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•The surrender is deducted from your Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages.
•Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
•Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•A scheduled partial surrender may cause a reduction in Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:
•on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.
•the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.
•If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.
If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

LOANS

Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan. The maximum amount you may borrow may be different in some states.
•You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% of Loan Indebtedness per year. After Policy Year ten, the interest rate is 4.00% of Loan Indebtedness per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of our general account.
An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year.
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from your Divisions in the same proportion as the most recent Monthly Policy Charge.

Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not paid the minimum required premium before the grace period expires.
The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated, as described below.
No-Lapse Guarantee Test
During the first 10 Policy Years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:
(a)    is the sum of the premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the tenth Policy Year. After the first 10 Policy Years, there is no guarantee that your Policy will stay in force even if you make premium payments under your Planned Periodic Premium schedule unless:
•Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to avoid termination of your Policy, payment instructions and the grace period end date. your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.

Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
•(a)   is the cumulative minimum monthly premium due at the start of the grace period.
•(b)   is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)   is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:
•(a)   is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
•(b)   is three Monthly Policy Charges.
•(c)   is 1 minus the Maximum Premium Expense Charge percentage.
After the first 10 Policy Years, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.
Death During Grace Period
If the Insured dies during a grace period, we will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated. The Policy may be reinstated provided all of the following conditions are satisfied:
•(a)    such reinstatement is prior to the Policy Maturity Date;
•(b)    you have not surrendered the Policy;
•(c)    not more than three years have elapsed since the Policy terminated (this time period may vary by state);
•(d)    you supply evidence which satisfies us that the Insured is alive and is insurable; and
•(e)    you make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
•(a)    is the cumulative minimum monthly premium due at the end of the grace period.
•(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)    is three no-lapse guarantee monthly premiums.

The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:
•(a)    is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.
•(b)    is three Monthly Policy Charges.
•(c)    is 1 minus the Maximum Premium Expense Charge percentage.
During Policy Years 11 and later, the minimum required premium is the Net Surrender Value shortfall described above.
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our general account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
In most states, if you reinstate your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider (if available; see "OPTIONAL BENEFITS UNDER THE POLICY") and the Surrender Value Enhancement Rider are not reinstated.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.

If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years you make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the net premiums paid at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.

Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS

Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees of agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.

Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions, the Fixed DCA Account and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.

You will also receive a statement as of the end of each calendar quarter. At any time, You may request a free current statement by telephoning 1-800-247-9988. We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information online. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.

Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount at Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, we will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), we will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the Adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome3Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.81%	17.18%	10.78%	7.55%
AllianceBernstein International Value - Class A*	International Equity		0.90%	15.15%	5.81%	2.09%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity		0.90%	18.02%	10.57%	8.53%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.77%	13.83%	7.44%	5.40%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	38.48%	18.67%	14.35%
American Funds Insurance Series International - Class 2	International Equity		0.78%	15.84%	4.83%	3.41%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	16.00%	8.64%	4.69%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.52%	17.29%	12.60%	9.91%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	17.99%	10.42%	7.17%
CVT Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	5.47%	1.06%	1.68%
CVT Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.59%	16.36%	9.48%	6.54%
CVT S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity		0.28%	25.92%	15.39%	11.68%
CVT S&P MidCap 400 Index - Class F*	Small/Mid US Equity		0.53%	15.89%	12.07%	8.66%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.17%	14.59%	8.38%	5.13%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.81%	33.12%	16.36%	11.33%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.72%	10.38%	12.01%	8.31%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	17.11%	11.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.37%	4.80%	1.66%	1.05%
Fidelity VIP High Income - Service Class 2	Fixed Income		1.02%	10.24%	3.60%	3.14%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	15.88%	6.89%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	14.80%	12.17%	7.85%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	25.71%	14.73%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.15%	20.31%	10.16%	5.98%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.90%	12.08%	13.75%	10.23%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.91%	12.75%	11.06%	7.04%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.75%	2.88%	(2.13%)	(0.66%)
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	15.60%	12.74%	7.26%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	23.09%	12.67%	7.53%
Invesco VI Health Care- Series I	Other-Health		0.98%	3.02%	8.75%	6.87%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity		1.19%	14.14%	10.32%	6.45%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.13%	17.82%	12.78%	8.66%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%	23.24%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	17.78%	13.14%	11.82%
Janus Henderson Series Forty - Service Shares	Large US Equity		0.80%	39.65%	16.64%	13.45%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology		0.97%	54.27%	20.05%	16.86%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	8.17%	8.90%	6.82%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	20.55%	13.09%	9.20%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity		0.96%	8.24%	9.92%	7.92%
LVIP American Century Inflation Protection - Service Class	Inflation-Protected Bond		0.77%	3.40%	2.65%	1.90%
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity		1.01%	6.03%	10.90%	8.61%
LVIP American Century Value - Service Class	Large US Equity		0.86%	9.02%	11.71%	8.36%
Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	9.10%	9.87%	6.77%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.76%	18.67%	10.01%	8.00%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	12.39%	12.60%	8.46%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	14.25%	10.81%	7.41%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	11.22%	12.84%	9.05%
MFS Utilities - Service Class	Other - Utilities		1.04%	(2.33%)	8.05%	6.13%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.90%	26.90%	13.97%	9.99%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	5.34%	1.61%	2.01%
PVC Diversified International- Class 1	International Equity		0.89%	17.45%	8.01%	4.23%
PVC Equity Income- Class 1	Large US Equity		0.49%	11.22%	10.87%	9.22%
PVC Global Emerging Markets- Class 1*	International Equity		1.16%	12.53%	4.18%	2.17%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.53%	4.64%	(0.06%)	1.01%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.69%	40.34%	15.66%	13.01%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.21%	25.97%	15.37%	11.72%
PVC MidCap- Class 1	Small/Mid US Equity		0.55%	26.08%	15.60%	11.87%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.65%	25.15%	16.03%	11.89%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.55%	12.26%	6.95%	5.34%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.58%	15.09%	8.64%	6.33%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	18.27%	10.10%	7.16%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.69%	20.38%	11.02%	7.68%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.75%	20.28%	11.32%	7.73%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	10.79%	4.54%	3.64%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.80%	13.33%	8.52%	8.71%
PVC SAM Balanced- Class 1	Asset Allocation		0.73%	16.00%	8.12%	6.23%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.70%	11.97%	5.95%	4.87%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.77%	19.37%	10.12%	7.49%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.65%	9.37%	4.29%	3.92%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.80%	21.86%	11.78%	8.26%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.43%	5.60%	1.84%	1.72%
PVC SmallCap- Class 1	Small/Mid US Equity		0.85%	15.53%	11.39%	7.81%
Putnam VT Small Cap Value - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	1.03%
Putnam VT Small Cap Growth - Class 1B	Small/Mid US Equity		1.14%
Putnam VT Large Cap Growth - Class 1B	Large US Equity		0.90%	44.47%	18.49%	14.39%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.77%	9.03%	4.83%	3.24%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.75%	11.14%	5.86%	3.33%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	10.33%	5.51%	3.52%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.36%	(3.84%)	10.34%	(1.26%)
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	7.91	7.62	7.85
1	7.95	7.65	7.89
2	8	7.7	7.94
3	8.06	7.75	8
4	8.13	7.81	8.07
5	8.21	7.87	8.14
6	8.29	7.93	8.22
7	8.37	8	8.3
8	8.46	8.07	8.38
9	8.56	8.14	8.48
10	8.66	8.22	8.57
11	8.76	8.3	8.67
12	8.87	8.39	8.78
13	8.99	8.48	8.88
14	9.1	8.57	9
15	9.23	8.67	9.11
16	9.35	8.77	9.23
17	9.47	8.87	9.35
18	9.6	8.98	9.47
19	9.73	9.1	9.6
20	9.86	9.22	9.73
21	10	9.35	9.87
22	10.15	9.48	10.02
23	10.31	9.62	10.17
24	10.48	9.77	10.33
25	10.65	9.93	10.51
26	10.84	10.09	10.69
27	11.03	10.26	10.88
28	11.24	10.45	11.08
29	11.45	10.64	11.29
30	11.68	10.84	11.51
31	11.93	11.05	11.75
32	12.19	11.28	12
33	12.46	11.51	12.27
34	12.76	11.76	12.56
35	13.07	12.03	12.86
36	13.92	12.77	13.69
37	14.81	13.56	14.56
38	15.76	14.39	15.48
39	16.75	15.25	16.45
40	17.81	16.17	17.47
41	18.93	17.13	18.56
42	20.11	18.16	19.71
43	21.36	19.23	20.93
44	22.69	20.37	22.21
45	24.1	21.58	23.58
46	25.45	22.74	24.89
47	26.31	23.45	25.72
48	27.21	24.2	26.59
49	28.18	25	27.52
50	29.21	25.83	28.51

Issue Age	Male	Female	Unisex
51	32.13	28.31	31.33
52	33.38	29.29	32.53
53	34.71	30.32	33.79
54	36.12	31.41	35.13
55	37.62	32.55	36.55
56	39.2	33.76	38.05
57	40.87	35.03	39.63
58	42.63	36.36	41.29
59	44.52	37.77	43.07
60	46.54	39.25	44.97
61	48.7	40.83	47
62	51	42.5	49.16
63	53.45	44.27	51.44
64	56.03	46.15	53.86
65	56.9	48.16	56.42
66	56.83	50.3	56.9
67	56.76	52.59	56.83
68	56.68	55.03	56.76
69	56.59	56.93	56.68
70	56.5	56.86	56.6
71	56.41	56.79	56.51
72	56.34	56.72	56.45
73	56.26	56.65	56.38
74	56.17	56.58	56.3
75	56.08	56.5	56.21
76	55.98	56.42	56.12
77	55.89	56.33	56.04
78	55.81	56.24	55.96
79	55.75	56.14	55.9
80	55.68	56.03	55.84
81	55.64	55.98	55.81
82	55.59	55.94	55.77
83	55.52	55.88	55.73
84	55.47	55.81	55.69
85	55.44	55.76	55.68

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	85.9%	81.6%	69.3%	51.9%	31.1%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	83.2%	70.7%	53.0%	31.8%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	82.4%	70.0%	52.5%	31.5%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	81.7%	69.4%	52.0%	31.2%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	80.9%	68.7%	51.5%	30.9%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	80.5%	68.4%	51.3%	30.7%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	80.0%	68.0%	51.0%	30.6%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.0%	67.1%	50.3%	30.1%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	78.4%	66.6%	49.9%	29.9%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.2%	64.7%	48.5%	29.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.7%	64.3%	48.2%	28.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	74.0%	62.9%	47.1%	28.2%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.7%	61.7%	46.2%	27.7%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.3%	61.4%	46.0%	27.6%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	72.1%	61.2%	45.9%	27.5%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.5%	60.7%	45.5%	27.3%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.2%	96.4%	94.6%	92.8%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	87.9%	83.5%	70.9%	53.1%	31.8%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	87.5%	83.1%	70.6%	52.9%	31.7%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	85.1%	72.3%	54.2%	32.5%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	84.8%	72.0%	54.0%	32.4%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	84.5%	71.8%	53.8%	32.2%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	84.1%	71.4%	53.5%	32.1%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	83.7%	71.1%	53.3%	31.9%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	83.4%	70.8%	53.1%	31.8%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	80.8%	68.6%	51.4%	30.8%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	80.3%	68.2%	51.1%	30.6%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	79.8%	67.8%	50.8%	30.4%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	79.4%	67.4%	50.5%	30.3%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	78.9%	67.0%	50.2%	30.1%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	78.3%	66.5%	49.8%	29.8%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.0%	64.6%	48.4%	29.0%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.5%	64.1%	48.0%	28.8%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.5%	63.3%	47.4%	28.4%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.9%	62.8%	47.1%	28.2%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.0%	95.9%	93.9%	91.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	82.9%	70.4%	52.8%	31.6%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	82.5%	70.1%	52.5%	31.5%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	81.5%	69.2%	51.9%	31.1%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	81.0%	68.8%	51.6%	30.9%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	80.6%	68.5%	51.3%	30.7%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	80.1%	68.0%	51.0%	30.6%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	79.1%	67.2%	50.4%	30.2%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	78.5%	66.7%	50.0%	30.0%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.0%	66.3%	49.7%	29.8%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	77.5%	65.8%	49.3%	29.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.0%	65.4%	49.0%	29.4%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.5%	65.0%	48.7%	29.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.0%	64.6%	48.4%	29.0%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.4%	64.0%	48.0%	28.8%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	74.9%	63.6%	47.7%	28.6%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	62.7%	47.0%	28.2%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.3%	62.3%	46.7%	28.0%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	72.9%	61.9%	46.4%	27.8%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date on or after May 16, 2015*

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	17.14	12.92	16.30
1	3.36	2.91	3.27	44	17.98	13.58	17.10
2	3.36	2.91	3.27	45	18.82	14.24	17.90
3	3.36	2.91	3.27	46	19.82	15.09	18.87
4	3.36	2.91	3.27	47	20.83	15.94	19.85
5	3.36	2.91	3.27	48	21.83	16.79	20.82
6	3.36	2.91	3.27	49	22.83	17.64	21.79
7	3.36	2.91	3.27	50	23.84	18.49	22.77
8	3.36	2.91	3.27	51	24.84	19.33	23.74
9	3.36	2.91	3.27	52	25.84	20.18	24.71
10	3.36	2.91	3.27	53	26.84	21.03	25.68
11	3.53	3.05	3.43	54	27.85	21.88	26.66
12	3.70	3.20	3.60	55	28.85	22.73	27.63
13	3.87	3.34	3.76	56	29.82	23.49	28.55
14	4.03	3.47	3.92	57	30.80	24.24	29.49
15	4.21	3.63	4.09	58	31.77	25.00	30.42
16	4.56	3.93	4.44	59	32.75	25.75	31.35
17	4.93	4.24	4.80	60	33.72	26.51	32.28
18	5.29	4.56	5.14	61	34.69	27.26	33.20
19	5.66	4.87	5.50	62	35.67	28.02	34.14
20	6.02	5.17	5.85	63	36.64	28.77	35.07
21	6.05	5.19	5.87	64	37.62	29.53	36.00
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.57	5.53	6.36	69	40.09	32.62	38.60
27	6.98	5.75	6.73	70	40.47	33.22	39.02
28	7.41	5.98	7.12	71	41.04	33.80	39.59
29	7.83	6.21	7.51	72	41.62	34.38	40.17
30	8.26	6.45	7.90	73	42.20	34.96	40.75
31	8.68	6.68	8.28	74	42.79	35.56	41.34
32	9.12	6.91	8.68	75	43.37	36.14	41.92
33	9.55	7.15	9.07	76	44.82	37.35	43.33
34	9.98	7.38	9.46	77	46.27	38.56	44.73
35	10.42	7.62	9.86	78	47.71	39.77	46.12
36	11.26	8.28	10.66	79	49.16	40.98	47.52
37	12.10	8.94	11.47	80	50.60	42.18	48.92
38	12.94	9.61	12.27	81	52.05	43.39	50.32
39	13.78	10.27	13.08	82	53.50	44.60	51.72
40	14.62	10.93	13.88	83	54.94	45.81	53.11
41	15.46	11.59	14.69	84	56.39	47.02	54.52
42	16.30	12.25	15.49	85	57.83	48.22	55.91

*    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date before May 16, 2015

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16

81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX E - SURRENDER CHARGE RATE AND PERCENTAGE TABLES
AS OF MAY 1, 2014 (prior to any supplement)
SURRENDER CHARGE RATE TABLE
(as of May 1, 2014, prior to any supplement)

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12

Issue Age	Male	Female	Unisex
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

SURRENDER CHARGE PERCENTAGE TABLE
(as of May 1, 2014, prior to any supplement)
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2024, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Income III
Investment Company Act File No. 333-175768

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal National Life Insurance Company (the “Company”) through its
Principal National Life Insurance Company Variable Life Separate Account
dated May 1, 2024
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s Prospectus dated May 1, 2024. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years, PSI has received and retained the following commissions:

2023 received/retained	2022 received/retained	2021 received/retained
$612,329/$0	$731,657/$0	$803,421/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.
3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2023, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 5.05% and 5.05%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
4

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable Life Separate Account (the “Separate Account”), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 2010.
Des Moines, Iowa
April 10, 2024

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Discovery Value Portfolio – Class A (1)
AllianceBernstein VPS International Value Portfolio – Class A
AllianceBernstein VPS Small Cap Growth Portfolio – Class A
AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A
AllianceBernstein VPS Sustainable International Thematic Portfolio – Class A
American Century VP Capital Appreciation Fund – Class II
American Century VP Disciplined Core Value Fund – Class II
American Century VP Inflation Protection Fund – Class II
American Century VP International Fund – Class II
American Century VP Mid Cap Value Fund – Class II
American Century VP Value Fund – Class II
American Funds Insurance Series - Capital World Bond Fund – Class 2 Shares
American Funds Insurance Series - Global Balanced Fund – Class 2 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 2 Shares
American Funds Insurance Series - Growth Fund – Class 2 Shares
American Funds Insurance Series - International Fund – Class 2 Shares
American Funds Insurance Series - New World Fund – Class 2 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 2 Shares
	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon IP MidCap Stock Portfolio – Service Shares
BNY Mellon IP Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon VIF Appreciation Portfolio – Service Shares
Bond Market Index Account – Class 1
Calvert VP EAFE International Index Portfolio – Class F
Calvert VP Investment Grade Bond Index Portfolio – Class I
Calvert VP Russell 2000 Small Cap Index Portfolio – Class F
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable Mid Cap Portfolio – Class I Shares
ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Core Plus Bond Account – Class 1

Delaware VIP Small Cap Value Series – Service Class
Diversified International Account – Class 1
DWS Alternative Asset Allocation VIP – Class B
DWS Small Mid Cap Value VIP – Class B
Equity Income Account – Class 1
Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Equity-Income Portfolio – Service Class 2
Fidelity VIP Extended Market Index Portfolio – Service Class 2
Fidelity VIP Government Money Market Portfolio – Service Class
Fidelity VIP High Income Portfolio – Service Class 2
Fidelity VIP International Index Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Strategic Income Portfolio – Service Class 2
Fidelity VIP Total Market Index Portfolio – Service Class 2
Franklin Templeton VIP Trust - Franklin Income VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund – Class 2

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Foreign VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund – Class 2
Global Emerging Markets Account – Class 1
Government & High Quality Bond Account – Class 1
Invesco V.I. American Franchise Fund – Series II Shares
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series II Shares
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series I Shares
Invesco V.I. Global Real Estate Fund – Series I Shares
Invesco V.I. Health Care Fund – Series I Shares
Invesco V.I. Main Street Mid Cap Fund – Series II Shares
Invesco V.I. Main Street Small Cap Fund – Series II Shares
Invesco V.I. Small Cap Equity Fund – Series I Shares

Janus Henderson Balanced Portfolio – Service Shares
Janus Henderson Enterprise Portfolio – Service Shares
Janus Henderson Flexible Bond Portfolio – Service Shares
Janus Henderson Forty Portfolio – Service Shares
Janus Henderson Global Research Portfolio – Service Shares
Janus Henderson Global Technology and Innovation Portfolio – Service Shares

Janus Henderson Global Sustainable Equity Portfolio – Service Shares	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 6, 2022 (date fund made available) through December 31, 2022
LargeCap Growth Account I – Class 1
LargeCap S&P 500 Index Account – Class 1
Lord Abbett Series Fund Developing Growth Portfolio – Class VC
MFS ® Blended Research® Small Cap Equity Portfolio Series – Service Class
MFS ® Global Equity Series – Service Class
MFS ® Growth Series – Service Class
MFS ® Inflation-Adjusted Bond Portfolio – Service Class
MFS ® International Intrinsic Value Portfolio – Service Class
MFS ® Mid Cap Value Series – Service Class
MFS ® New Discovery Series – Service Class
MFS ® New Discovery Value Portfolio – Service Class
MFS ® Research International Series – Service Class
MFS ® Total Return Series – Service Class
MFS ® Utilities Series – Service Class
MFS ® Value Series – Service Class
MidCap Account – Class 1

Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
PIMCO VIT All Asset Portfolio – Administrative Class
PIMCO VIT Commodity Real Return® Strategy Portfolio – Administrative Class
PIMCO VIT Emerging Market Bond Portfolio – Administrative Class
PIMCO VIT High Yield Portfolio – Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class
PIMCO VIT Low Duration Portfolio – Administrative Class
PIMCO VIT Real Return Portfolio – Administrative Class
PIMCO VIT Short-Term Portfolio – Administrative Class
PIMCO VIT Total Return Portfolio – Administrative Class
Principal Capital Appreciation Account – Class 1
Principal LifeTime 2020 Account – Class 1
Principal LifeTime 2030 Account – Class 1

Principal LifeTime 2040 Account – Class 1
Principal LifeTime 2050 Account – Class 1
Principal LifeTime 2060 Account – Class 1
Principal LifeTime Strategic Income Account – Class 1
Putnam VT International Value Fund – Class IB
Putnam VT Large Cap Growth – Class IB (2)
Real Estate Securities Account – Class 1
Rydex VI Basic Materials Fund
Rydex VI Utilities Fund
SAM Balanced Portfolio – Class 1
SAM Conservative Balanced Portfolio – Class 1
SAM Conservative Growth Portfolio – Class 1
SAM Flexible Income Portfolio – Class 1
SAM Strategic Growth Portfolio – Class 1
Short-Term Income Account – Class 1
SmallCap Account – Class 1

T. Rowe Price Health Sciences Portfolio – II
TOPS® Managed Risk Balanced ETF Portfolio – Class 2
TOPS® Managed Risk Growth ETF Portfolio – Class 2
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust Global Resources Fund – Class S Shares
VanEck VIP Trust Global Resources Fund – Initial Class Shares
Vanguard VIF Balanced Portfolio
Vanguard VIF Global Bond Index Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Wanger International
Vanguard VIF International Portfolio Vanguard VIF Real Estate Index Portfolio	For the year ended December 31, 2023	For the period from January 1, 2023 through December 31, 2023
Vanguard VIF Conservative Allocation Portfolio Vanguard VIF Equity Income Portfolio	For the period from June 5, 2023 (date fund made available to policyholders) through December 31, 2023
(1)Represented the operations of Alliance Bernstein VPS Small/Mid Cap Value Portfolio Class A until June 3, 2023.
(2)Represented the operations of Putnam VT Growth Opportunities Class IB Division until June 3, 2023.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Assets
Investments in shares of mutual funds, at fair value	$4,692,530.00	$2,090,055	$234,437	$305,402
Total assets	4,692,530	2,090,055	234,437	305,402
Total liabilities	—	—	—	—
Net assets	$4,692,530	$2,090,055	$234,437	$305,402

Net assets
Applicable to accumulation units	$4,692,530	$2,090,055	$234,437	$305,402
Total net assets	$4,692,530	$2,090,055	$234,437	$305,402

Investments in shares of mutual funds, at cost	$4,568,140	$1,962,566	$315,261	$300,119

Shares of mutual funds owned	264,965	141,315	21,828	9,207

Accumulation units outstanding	129,546	224,402	5,553	9,707

Statements of Operations
Year ended December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net investment income (loss)
Investment income:
Dividends	$43,239	$16,481	$—	$1,205

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	43,239	16,481	—	1,205

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(250,103)	(17,196)	(79,732)	(32,670)
Capital gains distributions	340,530	—	—	24,940
Total realized gains (losses) on investments	90,427	(17,196)	(79,732)	(7,730)

Change in net unrealized appreciation (depreciation)
of investments	550,725	244,855	119,446	45,410

Net gains (losses) on investments	684,391	244,140	39,714	38,885

Net increase (decrease) in net assets resulting from operations	$684,391	$244,140	$39,714	$38,885

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Assets
Investments in shares of mutual funds, at fair value	$8,482	$1,240,837	$2,527,167	$1,308,021
Total assets	8,482	1,240,837	2,527,167	1,308,021
Total liabilities	—	—	—	—
Net assets	8482	1240837	2527167	1308021

Net assets
Applicable to accumulation units	$8,482	$1,240,837	$2,527,167	$1,308,021
Total net assets	$8,482	$1,240,837	$2,527,167	$1,308,021

Investments in shares of mutual funds, at cost	$8,363	$1,230,602	$2,701,171	$1,418,624

Shares of mutual funds owned	475	89,333	329,487	139,597

Accumulation units outstanding	558	51,003	58,642	96,140

Statements of Operations
Year ended December 31, 2023

	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Net investment income (loss)
Investment income:
Dividends	$—	$—	$31,704	$40,527

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	31,704	40,527

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,901)	(28,307)	(246,191)	(11,902)
Capital gains distributions	1,523	1,766	—	—
Total realized gains (losses) on investments	(4,378)	(26,541)	(246,191)	(11,902)

Change in net unrealized appreciation (depreciation)
of investments	6,869	249,559	418,153	11,694

Net gains (losses) on investments	2,491	223,018	203,666	40,319

Net increase (decrease) in net assets resulting from operations	$2,491	$223,018	$203,666	$40,319

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares

Assets
Investments in shares of mutual funds, at fair value	$90,470	$6,739,278	$3,294,233	$369,555
Total assets	90,470	6,739,278	3,294,233	369,555
Total liabilities	—	—	—	—
Net assets	$90,470	$6,739,278	$3,294,233	$369,555

Net assets
Applicable to accumulation units	$90,470	$6,739,278	$3,294,233	$369,555
Total net assets	$90,470	$6,739,278	$3,294,233	$369,555

Investments in shares of mutual funds, at cost	$87,573	$6,961,380	$3,092,147	$357,762

Shares of mutual funds owned	8,567	346,136	269,798	36,845

Accumulation units outstanding	3,001	140,670	66,868	36,283

Statements of Operations
Year ended December 31, 2023

	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares

Net investment income (loss)
Investment income:
Dividends	$580	$143,825	$68,707	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	580	143,825	68,707	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,518)	(470,498)	(9,027)	(15,453)
Capital gains distributions	—	830,776	222,812	—
Total realized gains (losses) on investments	(4,518)	360,278	213,785	(15,453)

Change in net unrealized appreciation (depreciation)
of investments	8,356	(135,620)	(17,605)	34,312

Net gains (losses) on investments	4,418	368,483	264,887	18,859

Net increase (decrease) in net assets resulting from operations	$4,418	$368,483	$264,887	$18,859

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	American Funds Insurance Series -Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Growth Fund - Class 2 Shares	American Funds Insurance Series - International Fund - Class 2 Shares

Assets
Investments in shares of mutual funds, at fair value	$856,766	$81,002	$20,301,431	$4,282,096
Total assets	856,766	81,002	20,301,431	4,282,096
Total liabilities	—	—	—	—
Net assets	$856,766	$81,002	$20,301,431	$4,282,096

Net assets
Applicable to accumulation units	$856,766	$81,002	$20,301,431	$4,282,096
Total net assets	$856,766	$81,002	$20,301,431	$4,282,096

Investments in shares of mutual funds, at cost	$869,662	$76,191	$18,298,241	$4,459,857

Shares of mutual funds owned	69,599	4,629	206,736	245,956

Accumulation units outstanding	64,433	6,928	526,088	310,569

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	American Funds Insurance Series -Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Growth Fund - Class 2 Shares	American Funds Insurance Series - International Fund - Class 2 Shares

Net investment income (loss)
Investment income:
Dividends	$11,720	$198	$61,360	$52,118

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	11,720	198	61,360	52,118

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,666)	(1,120)	(281,146)	(144,648)
Capital gains distributions	71,095	942	888,009	—
Total realized gains (losses) on investments	57,429	(178)	606,863	(144,648)

Change in net unrealized appreciation (depreciation)
of investments	21,511	6,170	4,445,220	637,782

Net gains (losses) on investments	90,660	6,190	5,113,443	545,252

Net increase (decrease) in net assets resulting from operations	$90,660	$6,190	$5,113,443	$545,252

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$7,577,533	$8,872,142	$636,255	$348,503
Total assets	7,577,533	8,872,142	636,255	348,503
Total liabilities	—	—	—	—
Net assets	$7,577,533	$8,872,142	$636,255	$348,503

Net assets
Applicable to accumulation units	$7,577,533	$8,872,142	$636,255	$348,503
Total net assets	$7,577,533	$8,872,142	$636,255	$348,503

Investments in shares of mutual funds, at cost	$7,390,383	$8,217,453	$610,633	$294,197

Shares of mutual funds owned	301,054	624,359	34,281	13,846

Accumulation units outstanding	481,453	413,241	32,162	7,171

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$100,881	$150,716	$2,885	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	100,881	150,716	2,885	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(445,497)	(333,486)	(5,852)	(21,250)
Capital gains distributions	—	69,214	16,949	—
Total realized gains (losses) on investments	(445,497)	(264,272)	11,097	(21,250)

Change in net unrealized appreciation (depreciation)
of investments	1,272,196	1,378,071	80,150	113,655

Net gains (losses) on investments	927,580	1,264,515	94,132	92,405

Net increase (decrease) in net assets resulting from operations	$927,580	$1,264,515	$94,132	$92,405

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$122,603	$536,203	$3,579,940	$1,528,059
Total assets	122,603	536,203	3,579,940	1,528,059
Total liabilities	—	—	—	—
Net assets	$122,603	$536,203	$3,579,940	$1,528,059

Net assets
Applicable to accumulation units	$122,603	$536,203	$3,579,940	$1,528,059
Total net assets	$122,603	$536,203	$3,579,940	$1,528,059

Investments in shares of mutual funds, at cost	$113,808	$503,453	$3,583,952	$1,428,167

Shares of mutual funds owned	2,782	15,642	380,845	16,153

Accumulation units outstanding	2,573	9,950	307,948	98,123

Statements of Operations
Year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$425	$2,047	$62,559	$41,835

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	425	2,047	62,559	41,835

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,290)	(19,859)	(74,701)	(30,295)
Capital gains distributions	9,519	25,992	—	—
Total realized gains (losses) on investments	8,229	6,133	(74,701)	(30,295)

Change in net unrealized appreciation (depreciation)
of investments	10,941	66,138	176,306	178,968

Net gains (losses) on investments	19,595	74,318	164,164	190,508

Net increase (decrease) in net assets resulting from operations	$19,595	$74,318	$164,164	$190,508

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$1,973,739	$9,268,203	$507,918	$4,847,248
Total assets	1,973,739	9,268,203	507,918	4,847,248
Total liabilities	—	—	—	—
Net assets	$1,973,739	$9,268,203	$507,918	$4,847,248

Net assets
Applicable to accumulation units	$1,973,739	$9,268,203	$507,918	$4,847,248
Total net assets	$1,973,739	$9,268,203	$507,918	$4,847,248

Investments in shares of mutual funds, at cost	$2,092,399	$8,791,982	$454,400	$4,618,280

Shares of mutual funds owned	40,746	117,527	2,936	40,621

Accumulation units outstanding	171,242	272,389	17,181	128,139

Statements of Operations
Year ended December 31, 2023

	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$48,749	$74,152	$6,391	$54,690

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	48,749	74,152	6,391	54,690

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(24,228)	(523,445)	4,886	4,249
Capital gains distributions	—	4,724	23,597	184,540
Total realized gains (losses) on investments	(24,228)	(518,721)	28,483	188,789

Change in net unrealized appreciation (depreciation)
of investments	70,595	1,650,139	49,962	412,254

Net gains (losses) on investments	95,116	1,205,570	84,836	655,733

Net increase (decrease) in net assets resulting from operations	$95,116	$1,205,570	$84,836	$655,733

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	ClearBridge Variable Mid Cap Portfolio - Class I Shares	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$1,361,558	$3,301,398	$13,250,340	$3,628,231
Total assets	1,361,558	3,301,398	13,250,340	3,628,231
Total liabilities	—	—	—	—
Net assets	$1,361,558	$3,301,398	$13,250,340	$3,628,231

Net assets
Applicable to accumulation units	$1,361,558	$3,301,398	$13,250,340	$3,628,231
Total net assets	$1,361,558	$3,301,398	$13,250,340	$3,628,231

Investments in shares of mutual funds, at cost	$1,407,039	$3,202,036	$13,801,845	$3,382,818

Shares of mutual funds owned	59,665	120,709	1,375,944	95,129

Accumulation units outstanding	79,286	126,667	474,282	101,628

Statements of Operations
Year ended December 31, 2023

	ClearBridge Variable Mid Cap Portfolio - Class I Shares	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$1,627	$—	$326,201	$19,326

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,627	—	326,201	19,326

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(11,346)	(413,996)	(315,777)	(64,864)
Capital gains distributions	6,803	—	—	129,533
Total realized gains (losses) on investments	(4,543)	(413,996)	(315,777)	64,669

Change in net unrealized appreciation (depreciation)
of investments	144,647	651,023	562,654	218,550

Net gains (losses) on investments	141,731	237,027	573,078	302,545

Net increase (decrease) in net assets resulting from operations	$141,731	$237,027	$573,078	$302,545

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$9,530,143	$109,615	$574,298	$22,960,210
Total assets	9,530,143	109,615	574,298	22,960,210
Total liabilities	—	—	—	—
Net assets	$9,530,143	$109,615	$574,298	$22,960,210

Net assets
Applicable to accumulation units	$9,530,143	$109,615	$574,298	$22,960,210
Total net assets	$9,530,143	$109,615	$574,298	$22,960,210

Investments in shares of mutual funds, at cost	$9,450,787	$111,435	$505,079	$22,638,747

Shares of mutual funds owned	615,245	8,618	41,436	834,613

Accumulation units outstanding	246,283	8,653	20,551	647,525

Statements of Operations
Year ended December 31, 2023

	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$112,225	$4,529	$5,027	$446,460

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	112,225	4,529	5,027	446,460

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(337,401)	(936)	(27,842)	(697,230)
Capital gains distributions	—	642	24,598	992,569
Total realized gains (losses) on investments	(337,401)	(294)	(3,244)	295,339

Change in net unrealized appreciation (depreciation)
of investments	1,571,612	837	71,372	1,492,565

Net gains (losses) on investments	1,346,436	5,072	73,155	2,234,364

Net increase (decrease) in net assets resulting from operations	$1,346,436	$5,072	$73,155	$2,234,364

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Extended Market Index Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Service Class

Assets
Investments in shares of mutual funds, at fair value	$20,042,258	$4,059,105	$1,728,878	$63,942,049
Total assets	20,042,258	4,059,105	1,728,878	63,942,049
Total liabilities	—	—	—	—
Net assets	$20,042,258	$4,059,105	$1,728,878	$63,942,049

Net assets
Applicable to accumulation units	$20,042,258	$4,059,105	$1,728,878	$63,942,049
Total net assets	$20,042,258	$4,059,105	$1,728,878	$63,942,049

Investments in shares of mutual funds, at cost	$17,053,343	$3,904,151	$1,608,183	$63,942,050

Shares of mutual funds owned	427,979	169,766	134,021	63,942,051

Accumulation units outstanding	262,955	94,955	117,032	5,760,801

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Extended Market Index Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Service Class

Net investment income (loss)
Investment income:
Dividends	$47,149	$69,147	$25,216	$2,435,584

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	47,149	69,147	25,216	2,435,584

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	44,766	98	(17,461)	—
Capital gains distributions	646,769	118,655	—	—
Total realized gains (losses) on investments	691,535	118,753	(17,461)	—

Change in net unrealized appreciation (depreciation)
of investments	4,034,460	195,480	180,021	—

Net gains (losses) on investments	4,773,144	383,380	187,776	2,435,584

Net increase (decrease) in net assets resulting from operations	$4,773,144	$383,380	$187,776	$2,435,584

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP High Income Portfolio - Service Class 2	Fidelity VIP International Index Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Strategic Income Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$4,348,080	$4,365,765	$8,949,840	$2,950,877
Total assets	4,348,080	4,365,765	8,949,840	2,950,877
Total liabilities	—	—	—	—
Net assets	$4,348,080	$4,365,765	$8,949,840	$2,950,877

Net assets
Applicable to accumulation units	$4,348,080	$4,365,765	$8,949,840	$2,950,877
Total net assets	$4,348,080	$4,365,765	$8,949,840	$2,950,877

Investments in shares of mutual funds, at cost	$4,779,394	$4,174,834	$8,763,255	$2,921,791

Shares of mutual funds owned	992,712	413,425	257,995	285,109

Accumulation units outstanding	125,844	343,995	127,382	246,674

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP High Income Portfolio - Service Class 2	Fidelity VIP International Index Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Strategic Income Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$239,581	$103,871	$32,208	$123,797

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	239,581	103,871	32,208	123,797

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(87,073)	(65,534)	(30,701)	(111,883)
Capital gains distributions	—	—	238,175	—
Total realized gains (losses) on investments	(87,073)	(65,534)	207,474	(111,883)

Change in net unrealized appreciation (depreciation)
of investments	239,409	465,471	878,956	208,170

Net gains (losses) on investments	391,917	503,808	1,118,638	220,084

Net increase (decrease) in net assets resulting from operations	$391,917	$503,808	$1,118,638	$220,084

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Total Market Index Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$7,103,664	$1,493,819	$3,335,233	$37,978
Total assets	7,103,664	1,493,819	3,335,233	37,978
Total liabilities	—	—	—	—
Net assets	$7,103,664	$1,493,819	$3,335,233	$37,978

Net assets
Applicable to accumulation units	$7,103,664	$1,493,819	$3,335,233	$37,978
Total net assets	$7,103,664	$1,493,819	$3,335,233	$37,978

Investments in shares of mutual funds, at cost	$6,304,853	$1,581,738	$3,182,399	$36,429

Shares of mutual funds owned	413,244	105,199	181,460	2,477

Accumulation units outstanding	412,735	36,629	65,748	1,083

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Total Market Index Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$52,263	$68,470	$78,491	$625

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	52,263	68,470	78,491	625

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(713)	(7,196)	(37,847)	(3,440)
Capital gains distributions	—	83,008	170,816	2,876
Total realized gains (losses) on investments	(713)	75,812	132,969	(564)

Change in net unrealized appreciation (depreciation)
of investments	1,141,187	(61,010)	352,704	5,248

Net gains (losses) on investments	1,192,737	83,272	564,164	5,309

Net increase (decrease) in net assets resulting from operations	$1,192,737	$83,272	$564,164	$5,309

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$6,778,460	$2,701,111	$569,457	$1,778
Total assets	6,778,460	2,701,111	569,457	1,778
Total liabilities	—	—	—	—
Net assets	$6,778,460	$2,701,111	$569,457	$1,778

Net assets
Applicable to accumulation units	$6,778,460	$2,701,111	$569,457	$1,778
Total net assets	$6,778,460	$2,701,111	$569,457	$1,778

Investments in shares of mutual funds, at cost	$6,711,249	$2,649,320	$558,116	$1,763

Shares of mutual funds owned	251,707	203,550	63,203	172

Accumulation units outstanding	115,140	48,766	32,279	151

Statements of Operations
Year ended December 31, 2023

	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$54,633	$12,903	$35,050	$26

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	54,633	12,903	35,050	26

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(84,329)	(160,968)	(44,294)	(7)
Capital gains distributions	627,013	139,881	—	—
Total realized gains (losses) on investments	542,684	(21,087)	(44,294)	(7)

Change in net unrealized appreciation (depreciation)
of investments	102,126	307,950	53,380	55

Net gains (losses) on investments	699,443	299,766	44,136	74

Net increase (decrease) in net assets resulting from operations	$699,443	$299,766	$44,136	$74

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2	Global Emerging Markets Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$527,545	$287,951	$2,574,914	$4,532,251
Total assets	527,545	287,951	2,574,914	4,532,251
Total liabilities	—	—	—	—
Net assets	$527,545	$287,951	$2,574,914	$4,532,251

Net assets
Applicable to accumulation units	$527,545	$287,951	$2,574,914	$4,532,251
Total net assets	$527,545	$287,951	$2,574,914	$4,532,251

Investments in shares of mutual funds, at cost	$509,364	$260,224	$2,813,558	$5,041,925

Shares of mutual funds owned	64,100	20,221	200,538	308,526

Accumulation units outstanding	26,228	20,340	175,340	102,209

Statements of Operations
Year ended December 31, 2023

	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2	Global Emerging Markets Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$7,092	$6,682	$—	$109,925

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,092	6,682	—	109,925

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(17,967)	(1,218)	(40,545)	(240,822)
Capital gains distributions	257	—	—	—
Total realized gains (losses) on investments	(17,710)	(1,218)	(40,545)	(240,822)

Change in net unrealized appreciation (depreciation)
of investments	53,968	30,313	118,814	677,100

Net gains (losses) on investments	43,350	35,777	78,269	546,203

Net increase (decrease) in net assets resulting from operations	$43,350	$35,777	$78,269	$546,203

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$3,140,932	$871,453	$462,742	$715,989
Total assets	3,140,932	871,453	462,742	715,989
Total liabilities	—	—	—	—
Net assets	$3,140,932	$871,453	$462,742	$715,989

Net assets
Applicable to accumulation units	$3,140,932	$871,453	$462,742	$715,989
Total net assets	$3,140,932	$871,453	$462,742	$715,989

Investments in shares of mutual funds, at cost	$3,375,814	$904,390	$513,184	$713,390

Shares of mutual funds owned	373,032	16,378	33,100	24,588

Accumulation units outstanding	228,318	21,709	26,305	13,106

Statements of Operations
Year ended December 31, 2023

	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$66,758	$—	$2,608	$3,171

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	66,758	—	2,608	3,171

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(35,161)	(43,504)	(24,400)	(16,295)
Capital gains distributions	—	18,364	85,610	15,751
Total realized gains (losses) on investments	(35,161)	(25,140)	61,210	(544)

Change in net unrealized appreciation (depreciation)
of investments	98,725	217,742	(5,292)	118,341

Net gains (losses) on investments	130,322	192,602	58,526	120,968

Net increase (decrease) in net assets resulting from operations	$130,322	$192,602	$58,526	$120,968

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$1,488,721	$472,147	$183,121	$5,635,762
Total assets	1,488,721	472,147	183,121	5,635,762
Total liabilities	—	—	—	—
Net assets	$1,488,721	$472,147	$183,121	$5,635,762

Net assets
Applicable to accumulation units	$1,488,721	$472,147	$183,121	$5,635,762
Total net assets	$1,488,721	$472,147	$183,121	$5,635,762

Investments in shares of mutual funds, at cost	$1,461,805	$434,573	$175,502	$6,021,394

Shares of mutual funds owned	23,702	13,850	13,099	217,513

Accumulation units outstanding	106,726	11,684	14,891	129,951

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$733	$2,492	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	733	2,492	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(551,610)	(10,239)	(18,650)	(82,701)
Capital gains distributions	—	275	—	—
Total realized gains (losses) on investments	(551,610)	(9,964)	(18,650)	(82,701)

Change in net unrealized appreciation (depreciation)
of investments	731,072	67,807	31,174	250,522

Net gains (losses) on investments	179,462	58,576	15,016	167,821

Net increase (decrease) in net assets resulting from operations	$179,462	$58,576	$15,016	$167,821

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$1,187,160	$1,770,744	$110,717	$7,019,513
Total assets	1,187,160	1,770,744	110,717	7,019,513
Total liabilities	—	—	—	—
Net assets	$1,187,160	$1,770,744	$110,717	$7,019,513

Net assets
Applicable to accumulation units	$1,187,160	$1,770,744	$110,717	$7,019,513
Total net assets	$1,187,160	$1,770,744	$110,717	$7,019,513

Investments in shares of mutual funds, at cost	$1,280,349	$1,636,116	$102,769	$6,677,013

Shares of mutual funds owned	126,428	67,329	6,437	146,088

Accumulation units outstanding	36,879	40,554	3,429	142,077

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$428	$14,659	$—	$110,525

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	428	14,659	—	110,525

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(19,698)	(36,738)	(9,821)	(52,781)
Capital gains distributions	—	—	2,055	—
Total realized gains (losses) on investments	(19,698)	(36,738)	(7,766)	(52,781)

Change in net unrealized appreciation (depreciation)
of investments	156,085	279,230	22,032	699,232

Net gains (losses) on investments	136,815	257,151	14,266	756,976

Net increase (decrease) in net assets resulting from operations	$136,815	$257,151	$14,266	$756,976

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$9,805,661	$2,672,029	$8,028,361	$709,419
Total assets	9,805,661	2,672,029	8,028,361	709,419
Total liabilities	—	—	—	—
Net assets	$9,805,661	$2,672,029	$8,028,361	$709,419

Net assets
Applicable to accumulation units	$9,805,661	$2,672,029	$8,028,361	$709,419
Total net assets	$9,805,661	$2,672,029	$8,028,361	$709,419

Investments in shares of mutual funds, at cost	$10,076,136	$2,722,983	$7,308,646	$625,824

Shares of mutual funds owned	143,421	239,429	188,947	12,020

Accumulation units outstanding	152,075	113,236	165,648	19,341

Statements of Operations
Year ended December 31, 2023

	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$8,408	$86,590	$8,868	$4,638

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	8,408	86,590	8,868	4,638

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(717,792)	(56,852)	(34,668)	(11,731)
Capital gains distributions	649,951	—	—	16,057
Total realized gains (losses) on investments	(67,841)	(56,852)	(34,668)	4,326

Change in net unrealized appreciation (depreciation)
of investments	1,493,853	98,594	2,176,077	109,549

Net gains (losses) on investments	1,434,420	128,332	2,150,277	118,513

Net increase (decrease) in net assets resulting from operations	$1,434,420	$128,332	$2,150,277	$118,513

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$11,774	$5,429,336	$37,380,130	$101,552,139
Total assets	11,774	5,429,336	37,380,130	101,552,139
Total liabilities	—	—	—	—
Net assets	$11,774	$5,429,336	$37,380,130	$101,552,139

Net assets
Applicable to accumulation units	$11,774	$5,429,336	$37,380,130	$101,552,139
Total net assets	$11,774	$5,429,336	$37,380,130	$101,552,139

Investments in shares of mutual funds, at cost	$10,838	$4,749,813	$35,835,022	$96,012,897

Shares of mutual funds owned	1,128	338,066	924,793	4,673,361

Accumulation units outstanding	1,022	269,342	336,539	1,937,896

Statements of Operations
Year ended December 31, 2023

	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$53	$—	$—	$1,177,630

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	53	—	—	1,177,630

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4)	(247,918)	(829,530)	(594,035)
Capital gains distributions	—	—	1,505,013	3,458,789
Total realized gains (losses) on investments	(4)	(247,918)	675,483	2,864,754

Change in net unrealized appreciation (depreciation)
of investments	1,824	1,866,801	9,126,492	14,155,587

Net gains (losses) on investments	1,873	1,618,883	9,801,975	18,197,971

Net increase (decrease) in net assets resulting from operations	$1,873	$1,618,883	$9,801,975	$18,197,971

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$2,644,111	$1,266,922	$750,555	$3,971,541
Total assets	2,644,111	1,266,922	750,555	3,971,541
Total liabilities	—	—	—	—
Net assets	$2,644,111	$1,266,922	$750,555	$3,971,541

Net assets
Applicable to accumulation units	$2,644,111	$1,266,922	$750,555	$3,971,541
Total net assets	$2,644,111	$1,266,922	$750,555	$3,971,541

Investments in shares of mutual funds, at cost	$3,008,364	$1,353,917	$794,630	$4,034,302

Shares of mutual funds owned	110,355	133,501	35,320	71,328

Accumulation units outstanding	114,014	60,974	18,978	49,265

Statements of Operations
Year ended December 31, 2023

	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$—	$5,845	$3,487	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	5,845	3,487	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(324,445)	(54,659)	(2,391)	(331,975)
Capital gains distributions	—	38,572	30,873	271,597
Total realized gains (losses) on investments	(324,445)	(16,087)	28,482	(60,378)

Change in net unrealized appreciation (depreciation)
of investments	491,990	209,866	44,544	962,254

Net gains (losses) on investments	167,545	199,624	76,513	901,876

Net increase (decrease) in net assets resulting from operations	$167,545	$199,624	$76,513	$901,876

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class	MFS® New Discovery Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$72,470	$3,514,423	$4,956,773	$2,049,400
Total assets	72,470	3,514,423	4,956,773	2,049,400
Total liabilities	—	—	—	—
Net assets	$72,470	$3,514,423	$4,956,773	$2,049,400

Net assets
Applicable to accumulation units	$72,470	$3,514,423	$4,956,773	$2,049,400
Total net assets	$72,470	$3,514,423	$4,956,773	$2,049,400

Investments in shares of mutual funds, at cost	$76,335	$3,545,118	$4,809,978	$2,610,314

Shares of mutual funds owned	8,827	121,902	512,063	202,911

Accumulation units outstanding	7,334	168,120	255,678	37,574

Statements of Operations
Year ended December 31, 2023

	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class	MFS® New Discovery Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$1,601	$14,120	$67,098	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,601	14,120	67,098	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(11,759)	(103,430)	(15,802)	(234,573)
Capital gains distributions	—	226,051	149,209	—
Total realized gains (losses) on investments	(11,759)	122,621	133,407	(234,573)

Change in net unrealized appreciation (depreciation)
of investments	11,629	289,916	254,193	477,913

Net gains (losses) on investments	1,471	426,657	454,698	243,340

Net increase (decrease) in net assets resulting from operations	$1,471	$426,657	$454,698	$243,340

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class	MFS® Utilities Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$2,003,395	$1,008,050	$159,957	$4,312,528
Total assets	2,003,395	1,008,050	159,957	4,312,528
Total liabilities	—	—	—	—
Net assets	$2,003,395	$1,008,050	$159,957	$4,312,528

Net assets
Applicable to accumulation units	$2,003,395	$1,008,050	$159,957	$4,312,528
Total net assets	$2,003,395	$1,008,050	$159,957	$4,312,528

Investments in shares of mutual funds, at cost	$1,997,268	$935,911	$162,061	$4,462,057

Shares of mutual funds owned	254,885	60,616	7,053	136,732

Accumulation units outstanding	88,652	68,185	6,184	171,730

Statements of Operations
Year ended December 31, 2023

	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class	MFS® Utilities Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$15,597	$7,881	$2,578	$148,535

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	15,597	7,881	2,578	148,535

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(140,233)	(39,549)	(1,677)	(9,142)
Capital gains distributions	142,171	—	6,154	249,146
Total realized gains (losses) on investments	1,938	(39,549)	4,477	240,004

Change in net unrealized appreciation (depreciation)
of investments	179,307	131,971	6,458	(517,383)

Net gains (losses) on investments	196,842	100,303	13,513	(128,844)

Net increase (decrease) in net assets resulting from operations	$196,842	$100,303	$13,513	$(128,844)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023
	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares

Assets
Investments in shares of mutual funds, at fair value	$2,426,179	$14,958,441	$74,448	$561,687
Total assets	2,426,179	14,958,441	74,448	561,687
Total liabilities	—	—	—	—
Net assets	$2,426,179	$14,958,441	$74,448	$561,687

Net assets
Applicable to accumulation units	$2,426,179	$14,958,441	$74,448	$561,687
Total net assets	$2,426,179	$14,958,441	$74,448	$561,687

Investments in shares of mutual funds, at cost	$2,455,364	$13,615,856	$70,293	$462,143

Shares of mutual funds owned	117,150	237,323	3,248	16,842

Accumulation units outstanding	46,855	84,650	3,647	33,586

Statements of Operations
Year ended December 31, 2023

	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares

Net investment income (loss)
Investment income:
Dividends	$28,022	$—	$—	$1,738

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	28,022	—	—	1,738

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(45,679)	(112,924)	(2,928)	6,069
Capital gains distributions	140,464	310,953	—	8,199
Total realized gains (losses) on investments	94,785	198,029	(2,928)	14,268

Change in net unrealized appreciation (depreciation)
of investments	40,721	2,486,191	12,235	105,908

Net gains (losses) on investments	163,528	2,684,220	9,307	121,914

Net increase (decrease) in net assets resulting from operations	$163,528	$2,684,220	$9,307	$121,914

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class	PIMCO VIT Emerging Market Bond Portfolio - Administrative Class	PIMCO VIT High Yield Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$156,762	$181,301	$82,996	$4,510,424
Total assets	156,762	181,301	82,996	4,510,424
Total liabilities	—	—	—	—
Net assets	$156,762	$181,301	$82,996	$4,510,424

Net assets
Applicable to accumulation units	$156,762	$181,301	$82,996	$4,510,424
Total net assets	$156,762	$181,301	$82,996	$4,510,424

Investments in shares of mutual funds, at cost	$159,721	$191,860	$79,716	$4,319,663

Shares of mutual funds owned	17,341	33,888	7,867	628,193

Accumulation units outstanding	9,498	21,882	6,037	203,923

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class	PIMCO VIT Emerging Market Bond Portfolio - Administrative Class	PIMCO VIT High Yield Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$2,880	$35,230	$4,165	$212,960

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,880	35,230	4,165	212,960

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,801)	(75,854)	(2,370)	(102,733)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(2,801)	(75,854)	(2,370)	(102,733)

Change in net unrealized appreciation (depreciation)
of investments	8,297	26,245	5,757	343,029

Net gains (losses) on investments	8,376	(14,379)	7,552	453,256

Net increase (decrease) in net assets resulting from operations	$8,376	$(14,379)	$7,552	$453,256

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	PIMCO VIT Short-Term Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$429,106	$298,915	$1,723,224	$2,977,300
Total assets	429,106	298,915	1,723,224	2,977,300
Total liabilities	—	—	—	—
Net assets	$429,106	$298,915	$1,723,224	$2,977,300

Net assets
Applicable to accumulation units	$429,106	$298,915	$1,723,224	$2,977,300
Total net assets	$429,106	$298,915	$1,723,224	$2,977,300

Investments in shares of mutual funds, at cost	$425,816	$294,859	$1,804,097	$2,956,852

Shares of mutual funds owned	53,976	31,137	148,939	291,036

Accumulation units outstanding	39,057	27,776	117,006	233,048

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	PIMCO VIT Short-Term Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$9,903	$25,030	$47,177	$104,561

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	9,903	25,030	47,177	104,561

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(65,958)	(66,391)	(73,589)	(10,098)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(65,958)	(66,391)	(73,589)	(10,098)

Change in net unrealized appreciation (depreciation)
of investments	62,828	75,106	79,965	39,260

Net gains (losses) on investments	6,773	33,745	53,553	133,723

Net increase (decrease) in net assets resulting from operations	$6,773	$33,745	$53,553	$133,723

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$898,330	$4,974,140	$13,538,407	$48,845,360
Total assets	898,330	4,974,140	13,538,407	48,845,360
Total liabilities	—	—	—	—
Net assets	$898,330	$4,974,140	$13,538,407	$48,845,360

Net assets
Applicable to accumulation units	$898,330	$4,974,140	$13,538,407	$48,845,360
Total net assets	$898,330	$4,974,140	$13,538,407	$48,845,360

Investments in shares of mutual funds, at cost	$884,201	$4,530,712	$13,663,151	$48,627,306

Shares of mutual funds owned	97,857	140,910	1,083,072	3,771,842

Accumulation units outstanding	63,282	188,426	443,335	1,454,506

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$36,574	$34,518	$308,326	$719,992

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	36,574	34,518	308,326	719,992

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(120,931)	(21,866)	(477,021)	(919,521)
Capital gains distributions	—	270,421	178,927	855,378
Total realized gains (losses) on investments	(120,931)	248,555	(298,094)	(64,143)

Change in net unrealized appreciation (depreciation)
of investments	133,698	639,530	1,342,988	4,975,230

Net gains (losses) on investments	49,341	922,603	1,353,220	5,631,079

Net increase (decrease) in net assets resulting from operations	$49,341	$922,603	$1,353,220	$5,631,079

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$29,805,192	$13,698,575	$8,562,957	$5,355,886
Total assets	29,805,192	13,698,575	8,562,957	5,355,886
Total liabilities	—	—	—	—
Net assets	$29,805,192	$13,698,575	$8,562,957	$5,355,886

Net assets
Applicable to accumulation units	$29,805,192	$13,698,575	$8,562,957	$5,355,886
Total net assets	$29,805,192	$13,698,575	$8,562,957	$5,355,886

Investments in shares of mutual funds, at cost	$28,857,087	$13,208,430	$8,123,661	$5,136,512

Shares of mutual funds owned	1,795,493	850,315	546,456	485,574

Accumulation units outstanding	790,234	344,502	365,981	245,068

Statements of Operations
Year ended December 31, 2023

	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$330,026	$128,759	$76,497	$53,380

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	330,026	128,759	76,497	53,380

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(679,460)	(274,828)	(107,792)	(100,820)
Capital gains distributions	623,105	338,454	205,478	18,968
Total realized gains (losses) on investments	(56,355)	63,626	97,686	(81,852)

Change in net unrealized appreciation (depreciation)
of investments	3,813,153	1,790,382	1,067,494	396,822

Net gains (losses) on investments	4,086,824	1,982,767	1,241,677	368,350

Net increase (decrease) in net assets resulting from operations	$4,086,824	$1,982,767	$1,241,677	$368,350

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth - Class IB	Real Estate Securities Account - Class 1	Rydex VI Basic Materials Fund

Assets
Investments in shares of mutual funds, at fair value	$168,961	$5,551,888	$13,834,530	$205,603
Total assets	168,961	5,551,888	13,834,530	205,603
Total liabilities	—	—	—	—
Net assets	$168,961	$5,551,888	$13,834,530	$205,603

Net assets
Applicable to accumulation units	$168,961	$5,551,888	$13,834,530	$205,603
Total net assets	$168,961	$5,551,888	$13,834,530	$205,603

Investments in shares of mutual funds, at cost	$154,299	$4,839,164	$14,579,012	$191,277

Shares of mutual funds owned	14,367	411,861	763,495	2,025

Accumulation units outstanding	11,394	176,428	124,346	14,316

Statements of Operations
Year ended December 31, 2023

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth - Class IB	Real Estate Securities Account - Class 1	Rydex VI Basic Materials Fund

Net investment income (loss)
Investment income:
Dividends	$1,297	$—	$253,657	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,297	—	253,657	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	69	(106,691)	(892,908)	(6,676)
Capital gains distributions	—	42,712	468,444	—
Total realized gains (losses) on investments	69	(63,979)	(424,464)	(6,676)

Change in net unrealized appreciation (depreciation)
of investments	16,812	1,389,332	1,742,103	19,096

Net gains (losses) on investments	18,178	1,325,353	1,571,296	12,420

Net increase (decrease) in net assets resulting from operations	$18,178	$1,325,353	$1,571,296	$12,420

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Rydex VI Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Assets
Investments in shares of mutual funds, at fair value	$—	$29,062,199	$10,790,192	$40,868,557
Total assets	—	29,062,199	10,790,192	40,868,557
Total liabilities	—	—	—	—
Net assets	$—	$29,062,199	$10,790,192	$40,868,557

Net assets
Applicable to accumulation units	$—	$29,062,199	$10,790,192	$40,868,557
Total net assets	$—	$29,062,199	$10,790,192	$40,868,557

Investments in shares of mutual funds, at cost	$—	$30,642,043	$10,983,797	$40,034,460

Shares of mutual funds owned	—	2,110,545	976,488	2,083,005

Accumulation units outstanding	—	1,097,626	465,460	1,408,178

Statements of Operations
Year ended December 31, 2023

	Rydex VI Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Net investment income (loss)
Investment income:
Dividends	$63	$638,270	$285,759	$662,961

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	63	638,270	285,759	662,961

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(111)	(242,692)	(289,789)	51,332
Capital gains distributions	—	1,137,600	70,322	1,934,614
Total realized gains (losses) on investments	(111)	894,908	(219,467)	1,985,946

Change in net unrealized appreciation (depreciation)
of investments	(153)	2,354,436	981,952	3,876,183

Net gains (losses) on investments	(201)	3,887,614	1,048,244	6,525,090

Net increase (decrease) in net assets resulting from operations	$(201)	$3,887,614	$1,048,244	$6,525,090

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$6,798,518	$69,976,050	$18,108,642	$7,250,840
Total assets	6,798,518	69,976,050	18,108,642	7,250,840
Total liabilities	—	—	—	—
Net assets	$6,798,518	$69,976,050	$18,108,642	$7,250,840

Net assets
Applicable to accumulation units	$6,798,518	$69,976,050	$18,108,642	$7,250,840
Total net assets	$6,798,518	$69,976,050	$18,108,642	$7,250,840

Investments in shares of mutual funds, at cost	$7,353,461	$65,165,933	$17,714,451	$7,416,651

Shares of mutual funds owned	632,420	3,058,394	7,243,456	482,746

Accumulation units outstanding	318,644	2,270,072	1,238,504	140,295

Statements of Operations
Year ended December 31, 2023

	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$224,870	$868,292	$337,777	$19,483

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	224,870	868,292	337,777	19,483

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(365,804)	316,817	(109,910)	(245,817)
Capital gains distributions	—	2,241,715	—	—
Total realized gains (losses) on investments	(365,804)	2,558,532	(109,910)	(245,817)

Change in net unrealized appreciation (depreciation)
of investments	736,677	8,960,009	730,017	1,150,297

Net gains (losses) on investments	595,743	12,386,833	957,884	923,963

Net increase (decrease) in net assets resulting from operations	$595,743	$12,386,833	$957,884	$923,963

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	T. Rowe Price Health Sciences Portfolio - II	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Assets
Investments in shares of mutual funds, at fair value	$647,079	$749,002	$2,569,730	$1,813,504
Total assets	647,079	749,002	2,569,730	1,813,504
Total liabilities	—	—	—	—
Net assets	$647,079	$749,002	$2,569,730	$1,813,504

Net assets
Applicable to accumulation units	$647,079	$749,002	$2,569,730	$1,813,504
Total net assets	$647,079	$749,002	$2,569,730	$1,813,504

Investments in shares of mutual funds, at cost	$646,536	$993,396	$3,268,154	$2,667,462

Shares of mutual funds owned	12,480	53,654	209,603	140,256

Accumulation units outstanding	33,874	46,980	147,154	105,312

Statements of Operations
Year ended December 31, 2023

	T. Rowe Price Health Sciences Portfolio - II	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Net investment income (loss)
Investment income:
Dividends	$—	$1,954	$11,345	$6,821

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	1,954	11,345	6,821

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(21,238)	(91,255)	(210,471)	(232,229)
Capital gains distributions	23,265	3,342	3,629	4,786
Total realized gains (losses) on investments	2,027	(87,913)	(206,842)	(227,443)

Change in net unrealized appreciation (depreciation)
of investments	16,608	144,811	444,357	384,543

Net gains (losses) on investments	18,635	58,852	248,860	163,921

Net increase (decrease) in net assets resulting from operations	$18,635	$58,852	$248,860	$163,921

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	VanEck VIP Trust Global Resources Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,806,327	$165,336	$3,545,102	$89,504
Total assets	1,806,327	165,336	3,545,102	89,504
Total liabilities	—	—	—	—
Net assets	$1,806,327	$165,336	$3,545,102	$89,504

Net assets
Applicable to accumulation units	$1,806,327	$165,336	$3,545,102	$89,504
Total net assets	$1,806,327	$165,336	$3,545,102	$89,504

Investments in shares of mutual funds, at cost	$1,773,250	$170,901	$3,318,927	$82,582

Shares of mutual funds owned	71,059	6,218	152,216	3,662

Accumulation units outstanding	218,304	16,676	69,037	8,991

Statements of Operations
Year ended December 31, 2023

	VanEck VIP Trust Global Resources Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio

Net investment income (loss)
Investment income:
Dividends	$43,253	$5,055	$41,089	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	43,253	5,055	41,089	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	114,826	(11,456)	(48,719)	104
Capital gains distributions	—	—	79,627	—
Total realized gains (losses) on investments	114,826	(11,456)	30,908	104

Change in net unrealized appreciation (depreciation)
of investments	(220,041)	(916)	289,730	6,922

Net gains (losses) on investments	(61,962)	(7,317)	361,727	7,026

Net increase (decrease) in net assets resulting from operations	$(61,962)	$(7,317)	$361,727	$7,026

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,129	$1,152,897	$32,334	$18,567,199
Total assets	1,129	1,152,897	32,334	18,567,199
Total liabilities	—	—	—	—
Net assets	$1,129	$1,152,897	$32,334	$18,567,199

Net assets
Applicable to accumulation units	$1,129	$1,152,897	$32,334	$18,567,199
Total net assets	$1,129	$1,152,897	$32,334	$18,567,199

Investments in shares of mutual funds, at cost	$1,042	$1,134,179	$30,498	$17,939,436

Shares of mutual funds owned	47	61,984	1,316	775,896

Accumulation units outstanding	98	123,697	4,049	277,551

Statements of Operations
Year ended December 31, 2023

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio

Net investment income (loss)
Investment income:
Dividends	$—	$12,886	$—	$195,552

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	12,886	—	195,552

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(15,574)	(20)	(565,661)
Capital gains distributions	—	1,123	—	245,401
Total realized gains (losses) on investments	—	(14,451)	(20)	(320,260)

Change in net unrealized appreciation (depreciation)
of investments	87	57,171	1,836	2,475,098

Net gains (losses) on investments	87	55,606	1,816	2,350,390

Net increase (decrease) in net assets resulting from operations	$87	$55,606	$1,816	$2,350,390

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2023

	Vanguard VIF Real Estate Index Portfolio	Wanger International

Assets
Investments in shares of mutual funds, at fair value	$45,385	$1,437,503
Total assets	45,385	1,437,503
Total liabilities	—	—
Net assets	$45,385	$1,437,503

Net assets
Applicable to accumulation units	$45,385	$1,437,503
Total net assets	$45,385	$1,437,503

Investments in shares of mutual funds, at cost	$41,850	$1,495,259

Shares of mutual funds owned	3,808	70,535

Accumulation units outstanding	4,524	107,297

Statements of Operations
Year ended December 31, 2023

	Vanguard VIF Real Estate Index Portfolio	Wanger International

Net investment income (loss)
Investment income:
Dividends	$207	$4,473

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	207	4,473

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(578)	(79,732)
Capital gains distributions	390	—
Total realized gains (losses) on investments	(188)	(79,732)

Change in net unrealized appreciation (depreciation)
of investments	3,535	276,065

Net gains (losses) on investments	3,554	200,806

Net increase (decrease) in net assets resulting from operations	$3,554	$200,806

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net assets as of January 1, 2022	$3,786,570	$1,454,665	$416,469	$176,903
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,802	67,969	—	—
Total realized gains (losses) on investments	517,723	(14,375)	122,022	(11,646)
Change in net unrealized appreciation (depreciation)
of investments	(1,152,188)	(244,592)	(283,031)	(45,450)
Net gains (losses) on investments	(593,663)	(190,998)	(161,009)	(57,096)
Net increase (decrease) in net assets resulting from operations	(593,663)	(190,998)	(161,009)	(57,096)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,313,003	436,596	33,238	247,030
Contract terminations and surrenders	(49,007)	(59,167)	(2,456)	(42)
Death benefit payments	(557)	—	—	—
Policy loan transfers	(91,846)	(2,219)	(9,633)	1
Transfers to other contracts	(1,346,506)	(70,687)	(15,422)	(117,985)
Cost of insurance and administration charges	(157,479)	(56,990)	(8,479)	(11,388)
Mortality and expenses charges	(5,273)	(1,097)	(151)	(1,062)
Surrender charges (refunds)	(6,980)	(8,179)	(350)	3
Increase (decrease) in net assets from policy related transactions	655,355	238,257	(3,253)	116,557
Total increase (decrease)	61,692	47,259	(164,262)	59,461
Net assets as of December 31, 2022	3,848,262	1,501,924	252,207	236,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,239	16,481	—	1,205
Total realized gains (losses) on investments	90,427	(17,196)	(79,732)	(7,730)
Change in net unrealized appreciation (depreciation)
of investments	550,725	244,855	119,446	45,410
Net gains (losses) on investments	684,391	244,140	39,714	38,885
Net increase (decrease) in net assets resulting from operations	684,391	244,140	39,714	38,885
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,268,619	920,243	42,581	267,763
Contract terminations and surrenders	(82,083)	(74,858)	(35,497)	(464)
Death benefit payments	(2)	(690)	(13,206)	—
Policy loan transfers	(118,218)	(72,696)	12,011	—
Transfers to other contracts	(733,142)	(360,878)	(51,585)	(225,367)
Cost of insurance and administration charges	(162,181)	(70,715)	(7,794)	(10,583)
Mortality and expenses charges	(5,891)	(1,060)	(104)	(1,231)
Surrender charges (refunds)	(7,225)	4,645	(3,890)	35
Increase (decrease) in net assets from policy related transactions	159,877	343,991	(57,484)	30,153
Total increase (decrease)	844,268	588,131	(17,770)	69,038
Net assets as of December 31, 2023	$4,692,530	$2,090,055	$234,437	$305,402

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Net assets as of January 1, 2022	$6,831	$1,285,073	$2,133,787	$973,635
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	38,102	62,089
Total realized gains (losses) on investments	3,167	68,051	415,737	(26,138)
Change in net unrealized appreciation (depreciation)
of investments	(6,732)	(441,029)	(788,130)	(197,731)
Net gains (losses) on investments	(3,565)	(372,978)	(334,291)	(161,780)
Net increase (decrease) in net assets resulting from operations	(3,565)	(372,978)	(334,291)	(161,780)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	31,287	369,242	1,118,603	784,129
Contract terminations and surrenders	—	(7,209)	(44,478)	(113,743)
Death benefit payments	—	—	—	(817)
Policy loan transfers	—	(21,133)	(37,355)	(449)
Transfers to other contracts	(2,099)	(169,774)	(331,473)	(331,885)
Cost of insurance and administration charges	(479)	(51,939)	(113,381)	(59,177)
Mortality and expenses charges	(49)	(1,336)	(3,092)	(1,122)
Surrender charges (refunds)	—	(1,454)	(4,342)	(14,680)
Increase (decrease) in net assets from policy related transactions	28,660	116,397	584,482	262,256
Total increase (decrease)	25,095	(256,581)	250,191	100,476
Net assets as of December 31, 2022	31,926	1,028,492	2,383,978	1,074,111

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	31,704	40,527
Total realized gains (losses) on investments	(4,378)	(26,541)	(246,191)	(11,902)
Change in net unrealized appreciation (depreciation)
of investments	6,869	249,559	418,153	11,694
Net gains (losses) on investments	2,491	223,018	203,666	40,319
Net increase (decrease) in net assets resulting from operations	2,491	223,018	203,666	40,319
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	25,381	319,742	815,857	347,747
Contract terminations and surrenders	—	(35,098)	(114,811)	(12,097)
Death benefit payments	—	(4,122)	—	(400)
Policy loan transfers	—	(49,613)	(26,381)	(3,320)
Transfers to other contracts	(50,845)	(187,127)	(626,539)	(68,611)
Cost of insurance and administration charges	(411)	(49,104)	(94,763)	(61,489)
Mortality and expenses charges	(60)	(1,140)	(2,981)	(1,055)
Surrender charges (refunds)	—	(4,211)	(10,859)	(7,184)
Increase (decrease) in net assets from policy related transactions	(25,935)	(10,673)	(60,477)	193,591
Total increase (decrease)	(23,444)	212,345	143,189	233,910
Net assets as of December 31, 2023	$8,482	$1,240,837	$2,527,167	$1,308,021

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares

Net assets as of January 1, 2022	$14,617	$4,411,089	$1,943,573	$220,436
Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	116,663	44,789	672
Total realized gains (losses) on investments	1,127	600,245	199,101	(41,730)
Change in net unrealized appreciation (depreciation)
of investments	(4,911)	(743,279)	(207,178)	(12,913)
Net gains (losses) on investments	(3,602)	(26,371)	36,712	(53,971)
Net increase (decrease) in net assets resulting from operations	(3,602)	(26,371)	36,712	(53,971)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	27,237	5,181,237	993,330	456,887
Contract terminations and surrenders	—	(60,885)	(5,733)	(6,366)
Death benefit payments	—	—	—	(74)
Policy loan transfers	—	(33,547)	(23,371)	(1)
Transfers to other contracts	(2,206)	(2,704,511)	(212,640)	(375,702)
Cost of insurance and administration charges	(826)	(208,688)	(116,819)	(9,853)
Mortality and expenses charges	(76)	(8,982)	(2,662)	(917)
Surrender charges (refunds)	—	(7,700)	(857)	489
Increase (decrease) in net assets from policy related transactions	24,129	2,156,924	631,248	64,463
Total increase (decrease)	20,527	2,130,553	667,960	10,492
Net assets as of December 31, 2022	35,144	6,541,642	2,611,533	230,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	580	143,825	68,707	—
Total realized gains (losses) on investments	(4,518)	360,278	213,785	(15,453)
Change in net unrealized appreciation (depreciation)
of investments	8,356	(135,620)	(17,605)	34,312
Net gains (losses) on investments	4,418	368,483	264,887	18,859
Net increase (decrease) in net assets resulting from operations	4,418	368,483	264,887	18,859
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	75,279	3,206,701	1,336,598	207,798
Contract terminations and surrenders	(213)	(171,678)	(107,426)	(20,487)
Death benefit payments	—	(14,068)	(6,225)	—
Policy loan transfers	—	(182,493)	(10,692)	(2,821)
Transfers to other contracts	(22,349)	(2,774,170)	(624,269)	(54,735)
Cost of insurance and administration charges	(1,644)	(219,035)	(160,293)	(10,339)
Mortality and expenses charges	(181)	(11,358)	(3,909)	(1,207)
Surrender charges (refunds)	16	(4,746)	(5,971)	1,559
Increase (decrease) in net assets from policy related transactions	50,908	(170,847)	417,813	119,768
Total increase (decrease)	55,326	197,636	682,700	138,627
Net assets as of December 31, 2023	$90,470	$6,739,278	$3,294,233	$369,555

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Growth Fund - Class 2 Shares	American Funds Insurance Series - International Fund - Class 2 Shares

Net assets as of January 1, 2022	$326,935	$—	$11,732,188	$2,945,363
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	39,371	56,101
Total realized gains (losses) on investments	(7,372)	1,275	1,266,631	296,117
Change in net unrealized appreciation (depreciation)
of investments	(50,096)	(1,359)	(5,127,266)	(1,015,517)
Net gains (losses) on investments	(57,468)	(84)	(3,821,264)	(663,299)
Net increase (decrease) in net assets resulting from operations	(57,468)	(84)	(3,821,264)	(663,299)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	233,350	3,858	11,035,953	2,655,575
Contract terminations and surrenders	(10,725)	—	(85,556)	(36,120)
Death benefit payments	—	—	—	—
Policy loan transfers	(12,263)	—	(118,744)	(45,088)
Transfers to other contracts	(48,783)	(67)	(6,783,219)	(1,457,882)
Cost of insurance and administration charges	(13,655)	(32)	(445,699)	(132,091)
Mortality and expenses charges	(407)	(7)	(14,992)	(3,566)
Surrender charges (refunds)	(9,218)	—	(9,257)	(3,694)
Increase (decrease) in net assets from policy related transactions	138,299	3,752	3,578,486	977,134
Total increase (decrease)	80,831	3,668	(242,778)	313,835
Net assets as of December 31, 2022	407,766	3,668	11,489,410	3,259,198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,720	198	61,360	52,118
Total realized gains (losses) on investments	57,429	(178)	606,863	(144,648)
Change in net unrealized appreciation (depreciation)
of investments	21,511	6,170	4,445,220	637,782
Net gains (losses) on investments	90,660	6,190	5,113,443	545,252
Net increase (decrease) in net assets resulting from operations	90,660	6,190	5,113,443	545,252
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	485,742	74,948	6,653,924	1,409,278
Contract terminations and surrenders	(13,035)	—	(304,185)	(258,429)
Death benefit payments	—	—	—	—
Policy loan transfers	6,024	—	(129,155)	(22,003)
Transfers to other contracts	(90,298)	(2,799)	(1,941,168)	(507,097)
Cost of insurance and administration charges	(27,984)	(896)	(548,256)	(150,869)
Mortality and expenses charges	(1,054)	(109)	(23,574)	(4,872)
Surrender charges (refunds)	(1,055)	—	(9,008)	11,638
Increase (decrease) in net assets from policy related transactions	358,340	71,144	3,698,578	477,646
Total increase (decrease)	449,000	77,334	8,812,021	1,022,898
Net assets as of December 31, 2023	$856,766	$81,002	$20,301,431	$4,282,096

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net assets as of January 1, 2022	$4,203,543	$4,906,314	$498,303	$173,908
Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,566	115,067	1,950	—
Total realized gains (losses) on investments	310,166	1,160,418	94,879	(23,050)
Change in net unrealized appreciation (depreciation)
of investments	(1,406,658)	(1,667,065)	(172,474)	(67,029)
Net gains (losses) on investments	(1,025,926)	(391,580)	(75,645)	(90,079)
Net increase (decrease) in net assets resulting from operations	(1,025,926)	(391,580)	(75,645)	(90,079)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,047,037	8,973,972	144,863	343,193
Contract terminations and surrenders	(84,582)	(49,877)	(2,654)	(23,464)
Death benefit payments	(2,985)	(842)	—	—
Policy loan transfers	(23,542)	(33,373)	(6,589)	—
Transfers to other contracts	(2,335,680)	(6,695,991)	(46,519)	(285,457)
Cost of insurance and administration charges	(190,982)	(219,435)	(24,701)	(7,679)
Mortality and expenses charges	(8,291)	(9,298)	(405)	(715)
Surrender charges (refunds)	336	(6,888)	(378)	1,801
Increase (decrease) in net assets from policy related transactions	2,401,311	1,958,268	63,617	27,679
Total increase (decrease)	1,375,385	1,566,688	(12,028)	(62,400)
Net assets as of December 31, 2022	5,578,928	6,473,002	486,275	111,508

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100,881	150,716	2,885	—
Total realized gains (losses) on investments	(445,497)	(264,272)	11,097	(21,250)
Change in net unrealized appreciation (depreciation)
of investments	1,272,196	1,378,071	80,150	113,655
Net gains (losses) on investments	927,580	1,264,515	94,132	92,405
Net increase (decrease) in net assets resulting from operations	927,580	1,264,515	94,132	92,405
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,591,793	3,114,483	106,520	189,280
Contract terminations and surrenders	(408,612)	(156,024)	(8,255)	—
Death benefit payments	(3,481)	—	—	—
Policy loan transfers	(58,346)	(102,696)	(1,469)	—
Transfers to other contracts	(1,829,938)	(1,445,362)	(12,913)	(34,462)
Cost of insurance and administration charges	(224,569)	(264,209)	(26,693)	(9,154)
Mortality and expenses charges	(12,865)	(15,313)	(313)	(1,074)
Surrender charges (refunds)	17,043	3,746	(1,029)	—
Increase (decrease) in net assets from policy related transactions	1,071,025	1,134,625	55,848	144,590
Total increase (decrease)	1,998,605	2,399,140	149,980	236,995
Net assets as of December 31, 2023	$7,577,533	$8,872,142	$636,255	$348,503

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Net assets as of January 1, 2022	$16,312	$89,112	$1,881,107	$612,657
Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	946	41,220	23,275
Total realized gains (losses) on investments	(1,146)	25,258	(151,650)	(33,727)
Change in net unrealized appreciation (depreciation)
of investments	(3,564)	(44,783)	(142,601)	(87,892)
Net gains (losses) on investments	(4,681)	(18,579)	(253,031)	(98,344)
Net increase (decrease) in net assets resulting from operations	(4,681)	(18,579)	(253,031)	(98,344)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	101,729	239,135	6,659,411	652,073
Contract terminations and surrenders	—	—	(2,738)	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	(178)	(295)	109
Transfers to other contracts	(35,736)	(35,767)	(6,152,687)	(340,072)
Cost of insurance and administration charges	(1,350)	(5,889)	(48,020)	(21,140)
Mortality and expenses charges	(125)	(555)	(4,402)	(1,923)
Surrender charges (refunds)	—	—	210	—
Increase (decrease) in net assets from policy related transactions	64,518	196,746	451,479	289,047
Total increase (decrease)	59,837	178,167	198,448	190,703
Net assets as of December 31, 2022	76,149	267,279	2,079,555	803,360

Increase (decrease) in net assets
Operations:
Net investment income (loss)	425	2,047	62,559	41,835
Total realized gains (losses) on investments	8,229	6,133	(74,701)	(30,295)
Change in net unrealized appreciation (depreciation)
of investments	10,941	66,138	176,306	178,968
Net gains (losses) on investments	19,595	74,318	164,164	190,508
Net increase (decrease) in net assets resulting from operations	19,595	74,318	164,164	190,508
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	50,813	237,914	1,956,754	814,838
Contract terminations and surrenders	—	(2,448)	(10,260)	(35,009)
Death benefit payments	—	—	(222)	(5,558)
Policy loan transfers	—	88	(1,313)	—
Transfers to other contracts	(21,565)	(28,172)	(527,400)	(210,292)
Cost of insurance and administration charges	(2,148)	(11,610)	(73,646)	(29,157)
Mortality and expenses charges	(241)	(1,352)	(8,473)	(3,295)
Surrender charges (refunds)	—	186	781	2,664
Increase (decrease) in net assets from policy related transactions	26,859	194,606	1,336,221	534,191
Total increase (decrease)	46,454	268,924	1,500,385	724,699
Net assets as of December 31, 2023	$122,603	$536,203	$3,579,940	$1,528,059

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Net assets as of January 1, 2022	$1,562,637	$4,759,095	$388,458	$4,171,137
Increase (decrease) in net assets
Operations:
Net investment income (loss)	33,657	49,667	4,086	36,829
Total realized gains (losses) on investments	(47,644)	400,675	30,560	455,378
Change in net unrealized appreciation (depreciation)
of investments	(165,032)	(1,544,596)	(105,503)	(1,066,485)
Net gains (losses) on investments	(179,019)	(1,094,254)	(70,857)	(574,278)
Net increase (decrease) in net assets resulting from operations	(179,019)	(1,094,254)	(70,857)	(574,278)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	600,096	5,509,519	15,469	750,788
Contract terminations and surrenders	(381,205)	(192,668)	(2,162)	(55,113)
Death benefit payments	—	(3,118)	—	(837)
Policy loan transfers	(1,999)	(10,884)	(2,149)	(37,896)
Transfers to other contracts	(284,681)	(2,347,458)	(3,730)	(168,320)
Cost of insurance and administration charges	(65,868)	(222,561)	(15,478)	(163,201)
Mortality and expenses charges	(1,631)	(11,228)	(279)	(2,414)
Surrender charges (refunds)	24,390	9,618	(308)	(7,850)
Increase (decrease) in net assets from policy related transactions	(110,898)	2,731,220	(8,637)	315,157
Total increase (decrease)	(289,917)	1,636,966	(79,494)	(259,121)
Net assets as of December 31, 2022	1,272,720	6,396,061	308,964	3,912,016

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48,749	74,152	6,391	54,690
Total realized gains (losses) on investments	(24,228)	(518,721)	28,483	188,789
Change in net unrealized appreciation (depreciation)
of investments	70,595	1,650,139	49,962	412,254
Net gains (losses) on investments	95,116	1,205,570	84,836	655,733
Net increase (decrease) in net assets resulting from operations	95,116	1,205,570	84,836	655,733
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	841,678	4,346,754	146,624	789,365
Contract terminations and surrenders	(41,837)	(476,997)	(6,751)	(47,389)
Death benefit payments	(225)	(4,420)	—	—
Policy loan transfers	(5,982)	(18,070)	53	(14,888)
Transfers to other contracts	(109,932)	(1,926,179)	(5,457)	(267,645)
Cost of insurance and administration charges	(72,435)	(259,086)	(19,352)	(172,023)
Mortality and expenses charges	(1,881)	(16,783)	(259)	(1,760)
Surrender charges (refunds)	(3,483)	21,353	(740)	(6,161)
Increase (decrease) in net assets from policy related transactions	605,903	1,666,572	114,118	279,499
Total increase (decrease)	701,019	2,872,142	198,954	935,232
Net assets as of December 31, 2023	$1,973,739	$9,268,203	$507,918	$4,847,248

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	ClearBridge Variable Mid Cap Portfolio - Class I Shares	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class

Net assets as of January 1, 2022	$1,049,681	$2,042,583	$4,827,874	$2,910,253
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,713	—	214,969	14,524
Total realized gains (losses) on investments	80,241	(220,894)	(77,053)	183,191
Change in net unrealized appreciation (depreciation)
of investments	(355,208)	(411,967)	(980,212)	(573,367)
Net gains (losses) on investments	(271,254)	(632,861)	(842,296)	(375,652)
Net increase (decrease) in net assets resulting from operations	(271,254)	(632,861)	(842,296)	(375,652)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	416,070	5,147,788	6,373,799	1,144,656
Contract terminations and surrenders	(8,529)	(11,085)	(58,228)	(45,315)
Death benefit payments	—	—	(10,386)	—
Policy loan transfers	(10,738)	(177)	(33,120)	(3,880)
Transfers to other contracts	(121,184)	(4,098,487)	(2,184,719)	(459,106)
Cost of insurance and administration charges	(49,357)	(65,572)	(265,061)	(138,575)
Mortality and expenses charges	(1,156)	(6,131)	(14,323)	(3,244)
Surrender charges (refunds)	(180)	851	(6,569)	(5,925)
Increase (decrease) in net assets from policy related transactions	224,926	967,187	3,801,393	488,611
Total increase (decrease)	(46,328)	334,326	2,959,097	112,959
Net assets as of December 31, 2022	1,003,353	2,376,909	7,786,971	3,023,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,627	—	326,201	19,326
Total realized gains (losses) on investments	(4,543)	(413,996)	(315,777)	64,669
Change in net unrealized appreciation (depreciation)
of investments	144,647	651,023	562,654	218,550
Net gains (losses) on investments	141,731	237,027	573,078	302,545
Net increase (decrease) in net assets resulting from operations	141,731	237,027	573,078	302,545
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	415,062	1,897,787	7,660,111	865,135
Contract terminations and surrenders	(32,284)	(48,400)	(171,070)	(129,180)
Death benefit payments	—	—	(5,544)	(833)
Policy loan transfers	(21,006)	(194)	(434,347)	(12,651)
Transfers to other contracts	(82,261)	(1,086,275)	(1,791,787)	(286,196)
Cost of insurance and administration charges	(57,315)	(70,871)	(348,199)	(129,913)
Mortality and expenses charges	(1,433)	(8,268)	(24,473)	(3,018)
Surrender charges (refunds)	(4,289)	3,683	5,600	(870)
Increase (decrease) in net assets from policy related transactions	216,474	687,462	4,890,291	302,474
Total increase (decrease)	358,205	924,489	5,463,369	605,019
Net assets as of December 31, 2023	$1,361,558	$3,301,398	$13,250,340	$3,628,231

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Net assets as of January 1, 2022	$6,537,052	$14,943	$540,829	$14,552,284
Increase (decrease) in net assets
Operations:
Net investment income (loss)	189,562	2,273	2,505	321,321
Total realized gains (losses) on investments	637,340	(2,089)	1,933	2,031,801
Change in net unrealized appreciation (depreciation)
of investments	(2,258,718)	(3,204)	(100,638)	(3,872,834)
Net gains (losses) on investments	(1,431,816)	(3,020)	(96,200)	(1,519,712)
Net increase (decrease) in net assets resulting from operations	(1,431,816)	(3,020)	(96,200)	(1,519,712)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,877,022	93,856	273,972	10,419,239
Contract terminations and surrenders	(57,020)	—	(3,204)	(794,107)
Death benefit payments	—	—	—	(8,423)
Policy loan transfers	(51,577)	—	(430)	(58,583)
Transfers to other contracts	(1,358,059)	(46,015)	(125,937)	(3,619,291)
Cost of insurance and administration charges	(277,623)	(1,376)	(23,299)	(593,478)
Mortality and expenses charges	(12,172)	(125)	(464)	(30,392)
Surrender charges (refunds)	(8,466)	—	(456)	40,299
Increase (decrease) in net assets from policy related transactions	2,112,105	46,340	120,182	5,355,264
Total increase (decrease)	680,289	43,320	23,982	3,835,552
Net assets as of December 31, 2022	7,217,341	58,263	564,811	18,387,836

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112,225	4,529	5,027	446,460
Total realized gains (losses) on investments	(337,401)	(294)	(3,244)	295,339
Change in net unrealized appreciation (depreciation)
of investments	1,571,612	837	71,372	1,492,565
Net gains (losses) on investments	1,346,436	5,072	73,155	2,234,364
Net increase (decrease) in net assets resulting from operations	1,346,436	5,072	73,155	2,234,364
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,052,521	52,658	160,825	8,523,935
Contract terminations and surrenders	(146,314)	—	(73,425)	(1,240,871)
Death benefit payments	(1,092)	—	—	(8,500)
Policy loan transfers	(37,660)	—	(7,290)	(657,353)
Transfers to other contracts	(1,555,341)	(4,253)	(126,123)	(3,616,786)
Cost of insurance and administration charges	(312,347)	(1,908)	(22,364)	(683,325)
Mortality and expenses charges	(17,376)	(217)	(346)	(44,806)
Surrender charges (refunds)	(16,025)	—	5,055	65,716
Increase (decrease) in net assets from policy related transactions	966,366	46,280	(63,668)	2,338,010
Total increase (decrease)	2,312,802	51,352	9,487	4,572,374
Net assets as of December 31, 2023	$9,530,143	$109,615	$574,298	$22,960,210

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Extended Market Index Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Service Class

Net assets as of January 1, 2022	$16,335,747	$2,998,463	$343,872	$19,515,830
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,517	55,860	6,212	455,418
Total realized gains (losses) on investments	834,331	138,346	(17,527)	—
Change in net unrealized appreciation (depreciation)
of investments	(5,389,677)	(347,559)	(56,423)	—
Net gains (losses) on investments	(4,514,829)	(153,353)	(67,738)	455,418
Net increase (decrease) in net assets resulting from operations	(4,514,829)	(153,353)	(67,738)	455,418
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,736,510	1,019,420	493,844	48,996,369
Contract terminations and surrenders	(198,110)	(64,462)	(401)	(1,539,648)
Death benefit payments	(3,041)	—	—	(18,298)
Policy loan transfers	(102,052)	6,478	(7,554)	(645,725)
Transfers to other contracts	(1,743,086)	(457,751)	(210,116)	(26,498,066)
Cost of insurance and administration charges	(619,015)	(111,350)	(25,924)	(1,620,683)
Mortality and expenses charges	(12,041)	(2,739)	(674)	(86,292)
Surrender charges (refunds)	(28,218)	(9,263)	(485)	(117,678)
Increase (decrease) in net assets from policy related transactions	2,030,947	380,333	248,690	18,469,979
Total increase (decrease)	(2,483,882)	226,980	180,952	18,925,397
Net assets as of December 31, 2022	13,851,865	3,225,443	524,824	38,441,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47,149	69,147	25,216	2,435,584
Total realized gains (losses) on investments	691,535	118,753	(17,461)	—
Change in net unrealized appreciation (depreciation)
of investments	4,034,460	195,480	180,021	—
Net gains (losses) on investments	4,773,144	383,380	187,776	2,435,584
Net increase (decrease) in net assets resulting from operations	4,773,144	383,380	187,776	2,435,584
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,003,163	1,238,918	1,207,564	83,977,786
Contract terminations and surrenders	(1,094,209)	(103,835)	(104)	(2,819,968)
Death benefit payments	(24,135)	—	—	(122,965)
Policy loan transfers	(523,791)	(252,174)	(3,660)	(216,153)
Transfers to other contracts	(1,295,568)	(298,737)	(140,381)	(55,595,425)
Cost of insurance and administration charges	(663,784)	(130,022)	(44,663)	(2,081,690)
Mortality and expenses charges	(12,191)	(3,817)	(2,486)	(155,229)
Surrender charges (refunds)	27,764	(51)	8	78,882
Increase (decrease) in net assets from policy related transactions	1,417,249	450,282	1,016,278	23,065,238
Total increase (decrease)	6,190,393	833,662	1,204,054	25,500,822
Net assets as of December 31, 2023	$20,042,258	$4,059,105	$1,728,878	$63,942,049

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP High Income Portfolio - Service Class 2	Fidelity VIP International Index Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Strategic Income Portfolio - Service Class 2

Net assets as of January 1, 2022	$3,717,676	$1,368,505	$7,729,574	$1,230,980
Increase (decrease) in net assets
Operations:
Net investment income (loss)	197,440	49,554	20,090	63,326
Total realized gains (losses) on investments	(43,971)	(28,983)	510,636	(63,135)
Change in net unrealized appreciation (depreciation)
of investments	(601,902)	(270,741)	(1,691,422)	(160,123)
Net gains (losses) on investments	(448,433)	(250,170)	(1,160,696)	(159,932)
Net increase (decrease) in net assets resulting from operations	(448,433)	(250,170)	(1,160,696)	(159,932)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,071,775	3,072,213	1,744,618	2,855,739
Contract terminations and surrenders	(69,716)	(12,536)	(187,652)	(5,513)
Death benefit payments	—	—	(57)	(2,551)
Policy loan transfers	(16,684)	(716)	(14,480)	—
Transfers to other contracts	(406,748)	(1,569,521)	(507,447)	(2,047,232)
Cost of insurance and administration charges	(153,945)	(96,125)	(362,736)	(49,893)
Mortality and expenses charges	(2,696)	(3,914)	(6,166)	(4,659)
Surrender charges (refunds)	(8,895)	(35)	(28,743)	423
Increase (decrease) in net assets from policy related transactions	413,091	1,389,366	637,337	746,314
Total increase (decrease)	(35,342)	1,139,196	(523,359)	586,382
Net assets as of December 31, 2022	3,682,334	2,507,701	7,206,215	1,817,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	239,581	103,871	32,208	123,797
Total realized gains (losses) on investments	(87,073)	(65,534)	207,474	(111,883)
Change in net unrealized appreciation (depreciation)
of investments	239,409	465,471	878,956	208,170
Net gains (losses) on investments	391,917	503,808	1,118,638	220,084
Net increase (decrease) in net assets resulting from operations	391,917	503,808	1,118,638	220,084
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,065,013	2,075,221	2,294,326	1,983,011
Contract terminations and surrenders	(76,347)	(10,258)	(464,352)	(135,069)
Death benefit payments	(858)	(1,284)	(23,930)	(597)
Policy loan transfers	(96,686)	(8,233)	(71,490)	(485,888)
Transfers to other contracts	(444,660)	(561,504)	(740,986)	(370,006)
Cost of insurance and administration charges	(165,226)	(131,498)	(375,830)	(79,078)
Mortality and expenses charges	(2,674)	(7,790)	(5,032)	(9,221)
Surrender charges (refunds)	(4,733)	(398)	12,281	10,279
Increase (decrease) in net assets from policy related transactions	273,829	1,354,256	624,987	913,431
Total increase (decrease)	665,746	1,858,064	1,743,625	1,133,515
Net assets as of December 31, 2023	$4,348,080	$4,365,765	$8,949,840	$2,950,877

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Total Market Index Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2

Net assets as of January 1, 2022	$2,257,823	$204,728	$2,905,633	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	46,626	14,879	39,959	432
Total realized gains (losses) on investments	79,323	8,531	237,414	2,374
Change in net unrealized appreciation (depreciation)
of investments	(693,523)	(40,540)	(414,329)	(3,699)
Net gains (losses) on investments	(567,574)	(17,130)	(136,956)	(893)
Net increase (decrease) in net assets resulting from operations	(567,574)	(17,130)	(136,956)	(893)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,600,650	419,733	418,164	29,954
Contract terminations and surrenders	(11,350)	(1,110)	(86,557)	—
Death benefit payments	—	—	(1,054)	—
Policy loan transfers	(7,736)	—	(24,857)	—
Transfers to other contracts	(3,282,901)	(174,626)	(147,553)	(1,458)
Cost of insurance and administration charges	(118,799)	(8,370)	(118,845)	(387)
Mortality and expenses charges	(6,653)	(778)	(2,179)	(35)
Surrender charges (refunds)	(1,617)	85	(5,153)	—
Increase (decrease) in net assets from policy related transactions	2,171,594	234,934	31,966	28,074
Total increase (decrease)	1,604,020	217,804	(104,990)	27,181
Net assets as of December 31, 2022	3,861,843	422,532	2,800,643	27,181

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,263	68,470	78,491	625
Total realized gains (losses) on investments	(713)	75,812	132,969	(564)
Change in net unrealized appreciation (depreciation)
of investments	1,141,187	(61,010)	352,704	5,248
Net gains (losses) on investments	1,192,737	83,272	564,164	5,309
Net increase (decrease) in net assets resulting from operations	1,192,737	83,272	564,164	5,309
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,483,288	1,063,972	417,762	24,170
Contract terminations and surrenders	(316,930)	(12,815)	(111,195)	—
Death benefit payments	—	—	(687)	—
Policy loan transfers	(38,184)	—	(39,741)	—
Transfers to other contracts	(902,095)	(40,188)	(168,037)	(17,719)
Cost of insurance and administration charges	(168,106)	(21,431)	(122,617)	(866)
Mortality and expenses charges	(11,439)	(2,498)	(1,688)	(97)
Surrender charges (refunds)	2,550	975	(3,371)	—
Increase (decrease) in net assets from policy related transactions	2,049,084	988,015	(29,574)	5,488
Total increase (decrease)	3,241,821	1,071,287	534,590	10,797
Net assets as of December 31, 2023	$7,103,664	$1,493,819	$3,335,233	$37,978

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2

Net assets as of January 1, 2022	$4,948,239	$1,750,823	$169,311	$95
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,018	17,377	16,980	23
Total realized gains (losses) on investments	650,132	280,843	(12,668)	(49)
Change in net unrealized appreciation (depreciation)
of investments	(1,204,589)	(469,090)	(40,103)	(39)
Net gains (losses) on investments	(515,439)	(170,870)	(35,791)	(65)
Net increase (decrease) in net assets resulting from operations	(515,439)	(170,870)	(35,791)	(65)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,997,081	926,126	527,783	1,063
Contract terminations and surrenders	(125,579)	(44,311)	—	—
Death benefit payments	(3,897)	(262)	—	—
Policy loan transfers	(56,222)	(8,008)	—	—
Transfers to other contracts	(1,640,759)	(259,881)	(167,528)	(130)
Cost of insurance and administration charges	(206,674)	(78,176)	(10,171)	(25)
Mortality and expenses charges	(5,586)	(2,835)	(944)	—
Surrender charges (refunds)	(17,887)	(6,312)	—	—
Increase (decrease) in net assets from policy related transactions	940,477	526,341	349,140	908
Total increase (decrease)	425,038	355,471	313,349	843
Net assets as of December 31, 2022	5,373,277	2,106,294	482,660	938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	54,633	12,903	35,050	26
Total realized gains (losses) on investments	542,684	(21,087)	(44,294)	(7)
Change in net unrealized appreciation (depreciation)
of investments	102,126	307,950	53,380	55
Net gains (losses) on investments	699,443	299,766	44,136	74
Net increase (decrease) in net assets resulting from operations	699,443	299,766	44,136	74
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,840,839	884,084	555,301	917
Contract terminations and surrenders	(354,103)	(45,517)	(81,684)	—
Death benefit payments	(401)	—	—	—
Policy loan transfers	(103,316)	(39,929)	—	—
Transfers to other contracts	(434,627)	(401,860)	(419,279)	(119)
Cost of insurance and administration charges	(224,569)	(92,084)	(16,022)	(32)
Mortality and expenses charges	(6,784)	(4,361)	(1,871)	—
Surrender charges (refunds)	(11,299)	(5,282)	6,216	—
Increase (decrease) in net assets from policy related transactions	705,740	295,051	42,661	766
Total increase (decrease)	1,405,183	594,817	86,797	840
Net assets as of December 31, 2023	$6,778,460	$2,701,111	$569,457	$1,778

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2	Global Emerging Markets Account - Class 1

Net assets as of January 1, 2022	$241,762	$43,173	$1,978,704	$4,900,861
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,032	2,850	—	74,194
Total realized gains (losses) on investments	(27,517)	(6,861)	(50,694)	456,714
Change in net unrealized appreciation (depreciation)
of investments	(22,251)	(647)	(46,363)	(1,656,161)
Net gains (losses) on investments	(45,736)	(4,658)	(97,057)	(1,125,253)
Net increase (decrease) in net assets resulting from operations	(45,736)	(4,658)	(97,057)	(1,125,253)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	263,389	200,888	598,347	1,717,778
Contract terminations and surrenders	(251)	—	(31,929)	(45,857)
Death benefit payments	—	—	(663)	(1,608)
Policy loan transfers	—	—	(20,152)	(60,381)
Transfers to other contracts	(226,170)	(102,343)	(215,596)	(650,555)
Cost of insurance and administration charges	(4,887)	(5,063)	(98,646)	(203,787)
Mortality and expenses charges	(458)	(479)	(2,124)	(4,863)
Surrender charges (refunds)	19	—	(4,541)	(6,335)
Increase (decrease) in net assets from policy related transactions	31,642	93,003	224,696	744,392
Total increase (decrease)	(14,094)	88,345	127,639	(380,861)
Net assets as of December 31, 2022	227,668	131,518	2,106,343	4,520,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,092	6,682	—	109,925
Total realized gains (losses) on investments	(17,710)	(1,218)	(40,545)	(240,822)
Change in net unrealized appreciation (depreciation)
of investments	53,968	30,313	118,814	677,100
Net gains (losses) on investments	43,350	35,777	78,269	546,203
Net increase (decrease) in net assets resulting from operations	43,350	35,777	78,269	546,203
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	322,109	159,616	818,507	1,022,218
Contract terminations and surrenders	(4,657)	(6,358)	(72,101)	(176,354)
Death benefit payments	—	—	(626)	(9,616)
Policy loan transfers	(238)	—	(25,429)	(54,857)
Transfers to other contracts	(51,163)	(25,293)	(226,876)	(1,106,127)
Cost of insurance and administration charges	(8,852)	(6,972)	(101,196)	(201,884)
Mortality and expenses charges	(1,026)	(821)	(2,255)	(4,166)
Surrender charges (refunds)	354	484	278	(3,166)
Increase (decrease) in net assets from policy related transactions	256,527	120,656	390,302	(533,952)
Total increase (decrease)	299,877	156,433	468,571	12,251
Net assets as of December 31, 2023	$527,545	$287,951	$2,574,914	$4,532,251

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Net assets as of January 1, 2022	$2,572,589	$477,701	$188,806	$400,813
Increase (decrease) in net assets
Operations:
Net investment income (loss)	35,646	—	3,404	2,866
Total realized gains (losses) on investments	(88,276)	127,716	84,612	66,111
Change in net unrealized appreciation (depreciation)
of investments	(260,652)	(295,080)	(88,879)	(162,417)
Net gains (losses) on investments	(313,282)	(167,364)	(863)	(93,440)
Net increase (decrease) in net assets resulting from operations	(313,282)	(167,364)	(863)	(93,440)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,160,841	213,336	339,297	203,207
Contract terminations and surrenders	(53,492)	(2,246)	(116)	(3,165)
Death benefit payments	—	(129)	—	—
Policy loan transfers	(32,077)	(36,283)	(2,483)	(18)
Transfers to other contracts	(1,725,138)	(38,966)	(57,420)	(44,898)
Cost of insurance and administration charges	(151,480)	(20,197)	(13,773)	(21,417)
Mortality and expenses charges	(3,519)	(262)	(448)	(344)
Surrender charges (refunds)	(4,760)	(320)	(17)	(451)
Increase (decrease) in net assets from policy related transactions	190,375	114,933	265,040	132,914
Total increase (decrease)	(122,907)	(52,431)	264,177	39,474
Net assets as of December 31, 2022	2,449,682	425,270	452,983	440,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66,758	—	2,608	3,171
Total realized gains (losses) on investments	(35,161)	(25,140)	61,210	(544)
Change in net unrealized appreciation (depreciation)
of investments	98,725	217,742	(5,292)	118,341
Net gains (losses) on investments	130,322	192,602	58,526	120,968
Net increase (decrease) in net assets resulting from operations	130,322	192,602	58,526	120,968
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,024,857	385,031	290,316	251,600
Contract terminations and surrenders	(66,851)	(19,209)	(132,212)	(16,514)
Death benefit payments	(337)	(30,776)	—	—
Policy loan transfers	(66,034)	22,230	(1,283)	(5,276)
Transfers to other contracts	(171,466)	(77,919)	(198,791)	(46,748)
Cost of insurance and administration charges	(152,257)	(23,161)	(15,648)	(25,997)
Mortality and expenses charges	(3,255)	(510)	(632)	(450)
Surrender charges (refunds)	(3,729)	(2,105)	9,483	(1,881)
Increase (decrease) in net assets from policy related transactions	560,928	253,581	(48,767)	154,734
Total increase (decrease)	691,250	446,183	9,759	275,702
Net assets as of December 31, 2023	$3,140,932	$871,453	$462,742	$715,989

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Net assets as of January 1, 2022	$1,023,600	$87,601	$133,407	$5,334,445
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,071	3,105	—
Total realized gains (losses) on investments	243,859	2,905	(1,420)	685,165
Change in net unrealized appreciation (depreciation)
of investments	(655,020)	(30,205)	(32,914)	(1,390,087)
Net gains (losses) on investments	(411,161)	(23,229)	(31,229)	(704,922)
Net increase (decrease) in net assets resulting from operations	(411,161)	(23,229)	(31,229)	(704,922)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,166,082	492,161	95,972	1,391,712
Contract terminations and surrenders	(8,243)	—	(124)	(65,215)
Death benefit payments	—	—	(885)	—
Policy loan transfers	—	—	—	(50,933)
Transfers to other contracts	(347,711)	(268,910)	(82,142)	(395,022)
Cost of insurance and administration charges	(56,273)	(9,054)	(4,852)	(239,430)
Mortality and expenses charges	(5,256)	(847)	(444)	(4,057)
Surrender charges (refunds)	633	—	10	(4,155)
Increase (decrease) in net assets from policy related transactions	749,232	213,350	7,535	632,900
Total increase (decrease)	338,071	190,121	(23,694)	(72,022)
Net assets as of December 31, 2022	1,361,671	277,722	109,713	5,262,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	733	2,492	—
Total realized gains (losses) on investments	(551,610)	(9,964)	(18,650)	(82,701)
Change in net unrealized appreciation (depreciation)
of investments	731,072	67,807	31,174	250,522
Net gains (losses) on investments	179,462	58,576	15,016	167,821
Net increase (decrease) in net assets resulting from operations	179,462	58,576	15,016	167,821
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,937,401	206,578	118,065	1,135,205
Contract terminations and surrenders	(15,984)	(17,703)	(210)	(122,152)
Death benefit payments	—	—	—	(11,769)
Policy loan transfers	(9,585)	(1,949)	—	(76,260)
Transfers to other contracts	(1,902,734)	(39,898)	(53,070)	(469,209)
Cost of insurance and administration charges	(56,172)	(11,222)	(5,745)	(241,757)
Mortality and expenses charges	(6,554)	(1,304)	(664)	(2,981)
Surrender charges (refunds)	1,216	1,347	16	(5,559)
Increase (decrease) in net assets from policy related transactions	(52,412)	135,849	58,392	205,518
Total increase (decrease)	127,050	194,425	73,408	373,339
Net assets as of December 31, 2023	$1,488,721	$472,147	$183,121	$5,635,762

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares

Net assets as of January 1, 2022	$1,036,574	$1,409,479	$58,062	$1,882,434
Increase (decrease) in net assets
Operations:
Net investment income (loss)	646	3,109	—	32,695
Total realized gains (losses) on investments	183,320	165,386	4,096	70,005
Change in net unrealized appreciation (depreciation)
of investments	(327,450)	(387,308)	(16,789)	(503,808)
Net gains (losses) on investments	(143,484)	(218,813)	(12,693)	(401,108)
Net increase (decrease) in net assets resulting from operations	(143,484)	(218,813)	(12,693)	(401,108)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	156,514	396,925	56,715	3,200,281
Contract terminations and surrenders	(462)	(7,813)	—	(13,624)
Death benefit payments	—	—	—	—
Policy loan transfers	(8,272)	(14,851)	—	—
Transfers to other contracts	(112,020)	(313,799)	(50,538)	(1,316,985)
Cost of insurance and administration charges	(36,950)	(50,343)	(1,596)	(88,897)
Mortality and expenses charges	(622)	(1,326)	(153)	(8,304)
Surrender charges (refunds)	(109)	(1,118)	—	1,046
Increase (decrease) in net assets from policy related transactions	(1,921)	7,675	4,428	1,773,517
Total increase (decrease)	(145,405)	(211,138)	(8,265)	1,372,409
Net assets as of December 31, 2022	891,169	1,198,341	49,797	3,254,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	428	14,659	—	110,525
Total realized gains (losses) on investments	(19,698)	(36,738)	(7,766)	(52,781)
Change in net unrealized appreciation (depreciation)
of investments	156,085	279,230	22,032	699,232
Net gains (losses) on investments	136,815	257,151	14,266	756,976
Net increase (decrease) in net assets resulting from operations	136,815	257,151	14,266	756,976
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	243,186	563,909	74,493	4,285,952
Contract terminations and surrenders	(17,285)	(48,119)	—	(19,034)
Death benefit payments	(401)	(339)	—	—
Policy loan transfers	19,727	(55,560)	(3,965)	(54,354)
Transfers to other contracts	(41,412)	(88,575)	(21,913)	(1,042,834)
Cost of insurance and administration charges	(41,969)	(53,602)	(1,756)	(146,405)
Mortality and expenses charges	(572)	(1,531)	(205)	(17,079)
Surrender charges (refunds)	(2,098)	(931)	—	1,448
Increase (decrease) in net assets from policy related transactions	159,176	315,252	46,654	3,007,694
Total increase (decrease)	295,991	572,403	60,920	3,764,670
Net assets as of December 31, 2023	$1,187,160	$1,770,744	$110,717	$7,019,513

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares

Net assets as of January 1, 2022	$7,178,306	$898,735	$6,776,725	$84,850
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,370	34,529	3,002	3,822
Total realized gains (losses) on investments	1,052,927	(78,468)	750,512	(8,626)
Change in net unrealized appreciation (depreciation)
of investments	(2,213,046)	(138,012)	(3,064,140)	(28,684)
Net gains (losses) on investments	(1,141,749)	(181,951)	(2,310,626)	(33,488)
Net increase (decrease) in net assets resulting from operations	(1,141,749)	(181,951)	(2,310,626)	(33,488)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,422,366	1,950,785	2,061,052	824,333
Contract terminations and surrenders	(16,523)	(46)	(37,856)	—
Death benefit payments	(1,560)	—	(127)	—
Policy loan transfers	2,356	—	(71,411)	—
Transfers to other contracts	(5,312,982)	(884,735)	(836,574)	(540,528)
Cost of insurance and administration charges	(274,637)	(51,343)	(254,387)	(9,931)
Mortality and expenses charges	(13,810)	(4,798)	(4,907)	(923)
Surrender charges (refunds)	(2,954)	4	(7,121)	—
Increase (decrease) in net assets from policy related transactions	1,802,256	1,009,867	848,669	272,951
Total increase (decrease)	660,507	827,916	(1,461,957)	239,463
Net assets as of December 31, 2022	7,838,813	1,726,651	5,314,768	324,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,408	86,590	8,868	4,638
Total realized gains (losses) on investments	(67,841)	(56,852)	(34,668)	4,326
Change in net unrealized appreciation (depreciation)
of investments	1,493,853	98,594	2,176,077	109,549
Net gains (losses) on investments	1,434,420	128,332	2,150,277	118,513
Net increase (decrease) in net assets resulting from operations	1,434,420	128,332	2,150,277	118,513
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,506,078	1,165,829	1,615,301	406,021
Contract terminations and surrenders	(873,459)	(3,776)	(221,341)	—
Death benefit payments	(5,916)	—	(1,417)	—
Policy loan transfers	(77,613)	—	(120,087)	—
Transfers to other contracts	(1,744,367)	(287,024)	(402,344)	(122,859)
Cost of insurance and administration charges	(292,622)	(52,187)	(280,474)	(14,843)
Mortality and expenses charges	(16,914)	(6,083)	(5,499)	(1,726)
Surrender charges (refunds)	37,241	287	(20,823)	—
Increase (decrease) in net assets from policy related transactions	532,428	817,046	563,316	266,593
Total increase (decrease)	1,966,848	945,378	2,713,593	385,106
Net assets as of December 31, 2023	$9,805,661	$2,672,029	$8,028,361	$709,419

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net assets as of January 1, 2022	$—	$3,036,459	$22,769,164	$43,864,684
Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	—	—	692,122
Total realized gains (losses) on investments	548	96,671	2,346,537	6,236,779
Change in net unrealized appreciation (depreciation)
of investments	(888)	(1,333,226)	(10,816,394)	(15,835,659)
Net gains (losses) on investments	(297)	(1,236,555)	(8,469,857)	(8,906,758)
Net increase (decrease) in net assets resulting from operations	(297)	(1,236,555)	(8,469,857)	(8,906,758)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	16,907	4,458,828	20,441,985	38,908,144
Contract terminations and surrenders	—	(14,761)	(416,421)	(956,687)
Death benefit payments	—	(183)	(22,917)	(33,515)
Policy loan transfers	—	(79,238)	1,350	(2,450)
Transfers to other contracts	(8,349)	(3,376,170)	(11,594,509)	(12,745,234)
Cost of insurance and administration charges	(419)	(151,601)	(750,956)	(1,904,696)
Mortality and expenses charges	—	(3,549)	(39,775)	(99,310)
Surrender charges (refunds)	—	(424)	2,692	(5,863)
Increase (decrease) in net assets from policy related transactions	8,139	832,902	7,621,449	23,160,389
Total increase (decrease)	7,842	(403,653)	(848,408)	14,253,631
Net assets as of December 31, 2022	7,842	2,632,806	21,920,756	58,118,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	—	—	1,177,630
Total realized gains (losses) on investments	(4)	(247,918)	675,483	2,864,754
Change in net unrealized appreciation (depreciation)
of investments	1,824	1,866,801	9,126,492	14,155,587
Net gains (losses) on investments	1,873	1,618,883	9,801,975	18,197,971
Net increase (decrease) in net assets resulting from operations	1,873	1,618,883	9,801,975	18,197,971
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,478	2,232,866	12,639,602	41,593,757
Contract terminations and surrenders	—	(48,245)	(810,726)	(2,822,813)
Death benefit payments	—	(23,759)	(10,072)	(102,790)
Policy loan transfers	—	(71,645)	(804,704)	(415,162)
Transfers to other contracts	(9)	(733,995)	(4,410,224)	(10,402,530)
Cost of insurance and administration charges	(1,410)	(170,028)	(888,540)	(2,551,637)
Mortality and expenses charges	—	(4,497)	(61,504)	(177,129)
Surrender charges (refunds)	—	(3,050)	3,567	114,157
Increase (decrease) in net assets from policy related transactions	2,059	1,177,647	5,657,399	25,235,853
Total increase (decrease)	3,932	2,796,530	15,459,374	43,433,824
Net assets as of December 31, 2023	$11,774	$5,429,336	$37,380,130	$101,552,139

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Net assets as of January 1, 2022	$1,987,690	$783,743	$373,318	$2,580,055
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,622	971	—
Total realized gains (losses) on investments	(356,472)	224,985	47,770	221,938
Change in net unrealized appreciation (depreciation)
of investments	(441,784)	(402,951)	(122,784)	(1,081,817)
Net gains (losses) on investments	(798,256)	(173,344)	(74,043)	(859,879)
Net increase (decrease) in net assets resulting from operations	(798,256)	(173,344)	(74,043)	(859,879)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,525,974	655,347	384,779	1,205,886
Contract terminations and surrenders	(30,476)	(781)	(8,870)	(27,646)
Death benefit payments	(1,481)	—	—	—
Policy loan transfers	(54,151)	(3,902)	—	(181)
Transfers to other contracts	(566,704)	(268,709)	(194,808)	(499,151)
Cost of insurance and administration charges	(110,086)	(33,330)	(9,271)	(83,890)
Mortality and expenses charges	(4,272)	(1,827)	(868)	(7,825)
Surrender charges (refunds)	(1,491)	(111)	681	2,122
Increase (decrease) in net assets from policy related transactions	757,313	346,687	171,643	589,315
Total increase (decrease)	(40,943)	173,343	97,600	(270,564)
Net assets as of December 31, 2022	1,946,747	957,086	470,918	2,309,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5,845	3,487	—
Total realized gains (losses) on investments	(324,445)	(16,087)	28,482	(60,378)
Change in net unrealized appreciation (depreciation)
of investments	491,990	209,866	44,544	962,254
Net gains (losses) on investments	167,545	199,624	76,513	901,876
Net increase (decrease) in net assets resulting from operations	167,545	199,624	76,513	901,876
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,366,601	392,641	298,545	1,653,027
Contract terminations and surrenders	(34,100)	(15,166)	(13,666)	(53,304)
Death benefit payments	—	(43)	—	(1,849)
Policy loan transfers	(5,892)	(10,721)	—	210
Transfers to other contracts	(673,436)	(214,630)	(66,860)	(739,020)
Cost of insurance and administration charges	(112,526)	(39,753)	(14,269)	(92,204)
Mortality and expenses charges	(5,290)	(2,793)	(1,666)	(10,742)
Surrender charges (refunds)	(5,538)	677	1,040	4,056
Increase (decrease) in net assets from policy related transactions	529,819	110,212	203,124	760,174
Total increase (decrease)	697,364	309,836	279,637	1,662,050
Net assets as of December 31, 2023	$2,644,111	$1,266,922	$750,555	$3,971,541

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MFS® Inflation -Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class	MFS® New Discovery Series - Service Class

Net assets as of January 1, 2022	$63,150	$1,460,997	$2,262,878	$1,783,933
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,668	8,796	21,871	—
Total realized gains (losses) on investments	(1,710)	26,992	259,775	435,887
Change in net unrealized appreciation (depreciation)
of investments	(15,785)	(385,356)	(506,210)	(1,007,725)
Net gains (losses) on investments	(14,827)	(349,568)	(224,564)	(571,838)
Net increase (decrease) in net assets resulting from operations	(14,827)	(349,568)	(224,564)	(571,838)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	33,245	1,825,633	1,625,897	767,664
Contract terminations and surrenders	(2,069)	(17,213)	(13,952)	(5,737)
Death benefit payments	—	(5,753)	(2,955)	(1,070)
Policy loan transfers	—	31	(5,749)	(9,267)
Transfers to other contracts	(17,040)	(691,410)	(535,150)	(211,407)
Cost of insurance and administration charges	(1,318)	(54,285)	(136,863)	(87,654)
Mortality and expenses charges	(125)	(4,965)	(6,636)	(2,003)
Surrender charges (refunds)	159	1,321	(644)	(1,341)
Increase (decrease) in net assets from policy related transactions	12,852	1,053,359	923,948	449,185
Total increase (decrease)	(1,975)	703,791	699,384	(122,653)
Net assets as of December 31, 2022	61,175	2,164,788	2,962,262	1,661,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,601	14,120	67,098	—
Total realized gains (losses) on investments	(11,759)	122,621	133,407	(234,573)
Change in net unrealized appreciation (depreciation)
of investments	11,629	289,916	254,193	477,913
Net gains (losses) on investments	1,471	426,657	454,698	243,340
Net increase (decrease) in net assets resulting from operations	1,471	426,657	454,698	243,340
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	39,074	1,594,838	2,476,651	622,586
Contract terminations and surrenders	—	(62,896)	(90,429)	(84,219)
Death benefit payments	—	—	—	(4,752)
Policy loan transfers	—	(2,125)	(19,478)	(42,484)
Transfers to other contracts	(28,030)	(523,535)	(660,940)	(250,913)
Cost of insurance and administration charges	(1,087)	(79,001)	(157,327)	(92,179)
Mortality and expenses charges	(133)	(9,089)	(10,272)	(1,859)
Surrender charges (refunds)	—	4,786	1,608	(1,400)
Increase (decrease) in net assets from policy related transactions	9,824	922,978	1,539,813	144,780
Total increase (decrease)	11,295	1,349,635	1,994,511	388,120
Net assets as of December 31, 2023	$72,470	$3,514,423	$4,956,773	$2,049,400

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class	MFS® Utilities Series - Service Class

Net assets as of January 1, 2022	$847,185	$467,648	$37,865	$3,923,965
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,476	9,997	1,440	87,921
Total realized gains (losses) on investments	202,124	8,118	3,500	242,615
Change in net unrealized appreciation (depreciation)
of investments	(301,073)	(101,524)	(10,233)	(295,536)
Net gains (losses) on investments	(93,473)	(83,409)	(5,293)	35,000
Net increase (decrease) in net assets resulting from operations	(93,473)	(83,409)	(5,293)	35,000
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,280,407	479,437	168,149	1,411,616
Contract terminations and surrenders	(5,677)	(5,204)	—	(65,225)
Death benefit payments	(1,722)	(2,040)	—	—
Policy loan transfers	(5,178)	(239)	—	(53,894)
Transfers to other contracts	(618,922)	(121,286)	(106,289)	(677,082)
Cost of insurance and administration charges	(51,527)	(23,632)	(2,883)	(178,628)
Mortality and expenses charges	(2,734)	(2,208)	(271)	(3,447)
Surrender charges (refunds)	424	399	—	(9,655)
Increase (decrease) in net assets from policy related transactions	595,071	325,227	58,706	423,685
Total increase (decrease)	501,598	241,818	53,413	458,685
Net assets as of December 31, 2022	1,348,783	709,466	91,278	4,382,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,597	7,881	2,578	148,535
Total realized gains (losses) on investments	1,938	(39,549)	4,477	240,004
Change in net unrealized appreciation (depreciation)
of investments	179,307	131,971	6,458	(517,383)
Net gains (losses) on investments	196,842	100,303	13,513	(128,844)
Net increase (decrease) in net assets resulting from operations	196,842	100,303	13,513	(128,844)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,215,801	491,965	70,262	1,007,746
Contract terminations and surrenders	(60,057)	(13,516)	(2,637)	(52,528)
Death benefit payments	(5,101)	(1,951)	—	(391)
Policy loan transfers	(109,509)	85	—	(146,452)
Transfers to other contracts	(519,338)	(244,049)	(7,406)	(550,541)
Cost of insurance and administration charges	(61,183)	(31,589)	(4,711)	(187,387)
Mortality and expenses charges	(4,155)	(3,693)	(543)	(3,594)
Surrender charges (refunds)	1,312	1,029	201	(8,131)
Increase (decrease) in net assets from policy related transactions	457,770	198,281	55,166	58,722
Total increase (decrease)	654,612	298,584	68,679	(70,122)
Net assets as of December 31, 2023	$2,003,395	$1,008,050	$159,957	$4,312,528

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares

Net assets as of January 1, 2022	$1,169,057	$9,889,802	$18,291	$569,494
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,310	16,370	—	2,168
Total realized gains (losses) on investments	63,314	885,342	(519)	49,218
Change in net unrealized appreciation (depreciation)
of investments	(161,057)	(3,216,740)	(7,495)	(154,640)
Net gains (losses) on investments	(83,433)	(2,315,028)	(8,014)	(103,254)
Net increase (decrease) in net assets resulting from operations	(83,433)	(2,315,028)	(8,014)	(103,254)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,389,465	1,982,219	87,388	66,158
Contract terminations and surrenders	(3,831)	(43,787)	(83)	(1,784)
Death benefit payments	—	(5,063)	—	—
Policy loan transfers	—	(71,976)	—	(8,594)
Transfers to other contracts	(1,066,508)	(535,836)	(60,128)	(34,007)
Cost of insurance and administration charges	(33,770)	(242,234)	(1,795)	(22,218)
Mortality and expenses charges	(3,104)	(4,625)	(167)	(379)
Surrender charges (refunds)	294	(4,943)	6	(254)
Increase (decrease) in net assets from policy related transactions	282,546	1,073,755	25,221	(1,078)
Total increase (decrease)	199,113	(1,241,273)	17,207	(104,332)
Net assets as of December 31, 2022	1,368,170	8,648,529	35,498	465,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,022	—	—	1,738
Total realized gains (losses) on investments	94,785	198,029	(2,928)	14,268
Change in net unrealized appreciation (depreciation)
of investments	40,721	2,486,191	12,235	105,908
Net gains (losses) on investments	163,528	2,684,220	9,307	121,914
Net increase (decrease) in net assets resulting from operations	163,528	2,684,220	9,307	121,914
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,243,172	5,224,751	36,368	51,713
Contract terminations and surrenders	(58,812)	(115,132)	(83)	(19,066)
Death benefit payments	—	(573)	—	—
Policy loan transfers	—	(134,881)	—	(4,312)
Transfers to other contracts	(244,165)	(1,005,929)	(4,550)	(28,620)
Cost of insurance and administration charges	(44,952)	(321,331)	(1,881)	(22,650)
Mortality and expenses charges	(5,238)	(8,169)	(217)	(294)
Surrender charges (refunds)	4,476	(13,044)	6	(2,160)
Increase (decrease) in net assets from policy related transactions	894,481	3,625,692	29,643	(25,389)
Total increase (decrease)	1,058,009	6,309,912	38,950	96,525
Net assets as of December 31, 2023	$2,426,179	$14,958,441	$74,448	$561,687

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class	PIMCO VIT Emerging Market Bond Portfolio - Administrative Class	PIMCO VIT High Yield Portfolio - Administrative Class

Net assets as of January 1, 2022	$21,925	$137,287	$33,894	$1,997,831
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,243	38,956	2,265	116,936
Total realized gains (losses) on investments	1,766	29,834	(6,859)	(165,731)
Change in net unrealized appreciation (depreciation)
of investments	(11,237)	(55,608)	(1,764)	(151,531)
Net gains (losses) on investments	(5,228)	13,182	(6,358)	(200,326)
Net increase (decrease) in net assets resulting from operations	(5,228)	13,182	(6,358)	(200,326)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	55,860	281,650	56,932	3,592,739
Contract terminations and surrenders	—	—	—	(12,500)
Death benefit payments	—	—	—	(1,173)
Policy loan transfers	—	—	—	(179)
Transfers to other contracts	(10,287)	(228,183)	(24,192)	(2,326,044)
Cost of insurance and administration charges	(2,883)	(6,751)	(1,934)	(78,596)
Mortality and expenses charges	(264)	(632)	(181)	(7,346)
Surrender charges (refunds)	—	—	—	960
Increase (decrease) in net assets from policy related transactions	42,426	46,084	30,625	1,167,861
Total increase (decrease)	37,198	59,266	24,267	967,535
Net assets as of December 31, 2022	59,123	196,553	58,161	2,965,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,880	35,230	4,165	212,960
Total realized gains (losses) on investments	(2,801)	(75,854)	(2,370)	(102,733)
Change in net unrealized appreciation (depreciation)
of investments	8,297	26,245	5,757	343,029
Net gains (losses) on investments	8,376	(14,379)	7,552	453,256
Net increase (decrease) in net assets resulting from operations	8,376	(14,379)	7,552	453,256
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	100,468	239,393	36,608	2,708,959
Contract terminations and surrenders	(7,592)	(123,783)	(10,284)	(351,270)
Death benefit payments	—	—	(1,340)	(5,507)
Policy loan transfers	—	—	—	(368,627)
Transfers to other contracts	(603)	(118,304)	(5,841)	(794,526)
Cost of insurance and administration charges	(3,214)	(6,814)	(2,365)	(111,008)
Mortality and expenses charges	(374)	(785)	(278)	(12,951)
Surrender charges (refunds)	578	9,420	783	26,732
Increase (decrease) in net assets from policy related transactions	89,263	(873)	17,283	1,091,802
Total increase (decrease)	97,639	(15,252)	24,835	1,545,058
Net assets as of December 31, 2023	$156,762	$181,301	$82,996	$4,510,424

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	PIMCO VIT Short-Term Portfolio - Administrative Class

Net assets as of January 1, 2022	$197,297	$362,002	$830,509	$1,142,541
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,960	21,211	77,196	22,876
Total realized gains (losses) on investments	(39,317)	(11,073)	(48,534)	(10,154)
Change in net unrealized appreciation (depreciation)
of investments	(44,633)	(67,258)	(167,258)	(12,597)
Net gains (losses) on investments	(78,990)	(57,120)	(138,596)	125
Net increase (decrease) in net assets resulting from operations	(78,990)	(57,120)	(138,596)	125
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	378,919	1,514,859	1,474,273	946,760
Contract terminations and surrenders	(6,056)	—	(2,838)	—
Death benefit payments	—	—	(23)	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(167,085)	(442,807)	(844,160)	(560,903)
Cost of insurance and administration charges	(5,070)	(27,177)	(35,618)	(43,767)
Mortality and expenses charges	(472)	(2,541)	(3,319)	(3,756)
Surrender charges (refunds)	465	—	218	—
Increase (decrease) in net assets from policy related transactions	200,701	1,042,334	588,533	338,334
Total increase (decrease)	121,711	985,214	449,937	338,459
Net assets as of December 31, 2022	319,008	1,347,216	1,280,446	1,481,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,903	25,030	47,177	104,561
Total realized gains (losses) on investments	(65,958)	(66,391)	(73,589)	(10,098)
Change in net unrealized appreciation (depreciation)
of investments	62,828	75,106	79,965	39,260
Net gains (losses) on investments	6,773	33,745	53,553	133,723
Net increase (decrease) in net assets resulting from operations	6,773	33,745	53,553	133,723
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	372,484	789,466	900,218	1,768,181
Contract terminations and surrenders	(56,056)	(1,390,875)	(24,169)	(41,566)
Death benefit payments	—	—	(986)	—
Policy loan transfers	(1,558)	—	—	(114)
Transfers to other contracts	(207,129)	(572,831)	(441,418)	(313,959)
Cost of insurance and administration charges	(7,777)	(12,216)	(41,443)	(48,216)
Mortality and expenses charges	(905)	(1,436)	(4,816)	(4,912)
Surrender charges (refunds)	4,266	105,846	1,839	3,163
Increase (decrease) in net assets from policy related transactions	103,325	(1,082,046)	389,225	1,362,577
Total increase (decrease)	110,098	(1,048,301)	442,778	1,496,300
Net assets as of December 31, 2023	$429,106	$298,915	$1,723,224	$2,977,300

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1

Net assets as of January 1, 2022	$665,760	$3,786,042	$6,818,088	$21,797,062
Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,243	27,160	253,038	789,627
Total realized gains (losses) on investments	(69,221)	550,801	191,632	1,633,881
Change in net unrealized appreciation (depreciation)
of investments	(97,105)	(1,212,371)	(1,517,175)	(6,633,719)
Net gains (losses) on investments	(142,083)	(634,410)	(1,072,505)	(4,210,211)
Net increase (decrease) in net assets resulting from operations	(142,083)	(634,410)	(1,072,505)	(4,210,211)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,258,303	1,413,548	15,838,937	34,974,433
Contract terminations and surrenders	—	(25,992)	(19,844)	(1,456,314)
Death benefit payments	—	—	(3,993)	(34,510)
Policy loan transfers	—	(17,500)	249	(116,853)
Transfers to other contracts	(764,610)	(980,081)	(11,638,767)	(20,634,537)
Cost of insurance and administration charges	(27,745)	(152,338)	(240,982)	(990,543)
Mortality and expenses charges	(2,590)	(4,224)	(20,186)	(62,666)
Surrender charges (refunds)	—	(3,681)	(2,188)	76,643
Increase (decrease) in net assets from policy related transactions	463,358	229,732	3,913,226	11,755,653
Total increase (decrease)	321,275	(404,678)	2,840,721	7,545,442
Net assets as of December 31, 2022	987,035	3,381,364	9,658,809	29,342,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36,574	34,518	308,326	719,992
Total realized gains (losses) on investments	(120,931)	248,555	(298,094)	(64,143)
Change in net unrealized appreciation (depreciation)
of investments	133,698	639,530	1,342,988	4,975,230
Net gains (losses) on investments	49,341	922,603	1,353,220	5,631,079
Net increase (decrease) in net assets resulting from operations	49,341	922,603	1,353,220	5,631,079
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	684,782	1,522,673	5,501,081	23,142,946
Contract terminations and surrenders	(521,875)	(160,774)	(322,349)	(2,374,367)
Death benefit payments	—	(6,835)	(9,491)	(12,302)
Policy loan transfers	(2,608)	(81,637)	(7,566)	(38,020)
Transfers to other contracts	(310,381)	(414,100)	(2,321,116)	(5,598,349)
Cost of insurance and administration charges	(24,794)	(179,548)	(304,860)	(1,286,485)
Mortality and expenses charges	(2,885)	(5,464)	(32,551)	(108,919)
Surrender charges (refunds)	39,715	(4,142)	23,230	147,273
Increase (decrease) in net assets from policy related transactions	(138,046)	670,173	2,526,378	13,871,777
Total increase (decrease)	(88,705)	1,592,776	3,879,598	19,502,856
Net assets as of December 31, 2023	$898,330	$4,974,140	$13,538,407	$48,845,360

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1

Net assets as of January 1, 2022	$13,883,358	$6,263,234	$4,760,326	$1,199,503
Increase (decrease) in net assets
Operations:
Net investment income (loss)	574,268	261,136	164,349	43,778
Total realized gains (losses) on investments	1,199,465	588,437	382,441	(34,139)
Change in net unrealized appreciation (depreciation)
of investments	(4,675,057)	(2,202,865)	(1,525,511)	(166,265)
Net gains (losses) on investments	(2,901,324)	(1,353,292)	(978,721)	(156,626)
Net increase (decrease) in net assets resulting from operations	(2,901,324)	(1,353,292)	(978,721)	(156,626)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	16,568,806	6,136,668	2,731,664	1,974,921
Contract terminations and surrenders	(305,946)	(340,055)	(243,623)	(5,672)
Death benefit payments	(2,544)	(621)	(1,525)	(491)
Policy loan transfers	(56,064)	(39,302)	3,983	(2,188)
Transfers to other contracts	(8,335,400)	(2,369,624)	(973,515)	(1,453,608)
Cost of insurance and administration charges	(623,956)	(331,431)	(230,237)	(50,633)
Mortality and expenses charges	(32,635)	(15,507)	(6,643)	(3,613)
Surrender charges (refunds)	1,654	(11,426)	(24,051)	435
Increase (decrease) in net assets from policy related transactions	7,213,915	3,028,702	1,256,053	459,151
Total increase (decrease)	4,312,591	1,675,410	277,332	302,525
Net assets as of December 31, 2022	18,195,949	7,938,644	5,037,658	1,502,028

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330,026	128,759	76,497	53,380
Total realized gains (losses) on investments	(56,355)	63,626	97,686	(81,852)
Change in net unrealized appreciation (depreciation)
of investments	3,813,153	1,790,382	1,067,494	396,822
Net gains (losses) on investments	4,086,824	1,982,767	1,241,677	368,350
Net increase (decrease) in net assets resulting from operations	4,086,824	1,982,767	1,241,677	368,350
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,807,601	6,380,123	3,636,163	5,096,982
Contract terminations and surrenders	(2,094,367)	(136,754)	(188,011)	(262,327)
Death benefit payments	(23,402)	(3,335)	(30)	(27)
Policy loan transfers	(118,480)	(9,200)	(50,813)	(32,297)
Transfers to other contracts	(3,303,113)	(2,001,087)	(816,318)	(1,204,679)
Cost of insurance and administration charges	(784,947)	(424,477)	(274,885)	(119,945)
Mortality and expenses charges	(56,407)	(26,565)	(11,674)	(12,162)
Surrender charges (refunds)	95,534	(1,541)	(10,810)	19,963
Increase (decrease) in net assets from policy related transactions	7,522,419	3,777,164	2,283,622	3,485,508
Total increase (decrease)	11,609,243	5,759,931	3,525,299	3,853,858
Net assets as of December 31, 2023	$29,805,192	$13,698,575	$8,562,957	$5,355,886

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth - Class IB	Real Estate Securities Account - Class 1	Rydex VI Basic Materials Fund

Net assets as of January 1, 2022	$13,147	$2,112,153	$11,476,444	$93,842
Increase (decrease) in net assets
Operations:
Net investment income (loss)	892	—	153,327	637
Total realized gains (losses) on investments	(915)	292,715	821,566	2,882
Change in net unrealized appreciation (depreciation)
of investments	(1,919)	(1,056,819)	(4,315,404)	(10,781)
Net gains (losses) on investments	(1,942)	(764,104)	(3,340,511)	(7,262)
Net increase (decrease) in net assets resulting from operations	(1,942)	(764,104)	(3,340,511)	(7,262)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	63,397	1,831,752	8,698,751	89,004
Contract terminations and surrenders	—	(14,862)	(165,774)	—
Death benefit payments	—	(132)	(4,814)	—
Policy loan transfers	—	(76,388)	(90,675)	—
Transfers to other contracts	(9,398)	(844,403)	(4,378,592)	(52,069)
Cost of insurance and administration charges	(1,360)	(88,974)	(540,141)	(5,441)
Mortality and expenses charges	(132)	(3,532)	(20,269)	(507)
Surrender charges (refunds)	—	(2,117)	(24,688)	—
Increase (decrease) in net assets from policy related transactions	52,507	801,344	3,473,798	30,987
Total increase (decrease)	50,565	37,240	133,287	23,725
Net assets as of December 31, 2022	63,712	2,149,393	11,609,731	117,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,297	—	253,657	—
Total realized gains (losses) on investments	69	(63,979)	(424,464)	(6,676)
Change in net unrealized appreciation (depreciation)
of investments	16,812	1,389,332	1,742,103	19,096
Net gains (losses) on investments	18,178	1,325,353	1,571,296	12,420
Net increase (decrease) in net assets resulting from operations	18,178	1,325,353	1,571,296	12,420
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	125,939	2,794,213	4,988,181	236,520
Contract terminations and surrenders	—	(46,089)	(516,517)	(3,814)
Death benefit payments	—	(888)	(9,577)	—
Policy loan transfers	—	(38,497)	(166,909)	(7,136)
Transfers to other contracts	(34,460)	(478,324)	(3,111,483)	(141,834)
Cost of insurance and administration charges	(3,949)	(142,392)	(516,626)	(7,529)
Mortality and expenses charges	(459)	(8,581)	(20,804)	(881)
Surrender charges (refunds)	—	(2,300)	7,238	290
Increase (decrease) in net assets from policy related transactions	87,071	2,077,142	653,503	75,616
Total increase (decrease)	105,249	3,402,495	2,224,799	88,036
Net assets as of December 31, 2023	$168,961	$5,551,888	$13,834,530	$205,603

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Rydex VI Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Net assets as of January 1, 2022	$3,765	$31,716,638	$7,436,730	$37,188,952
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	613,906	190,722	706,869
Total realized gains (losses) on investments	164	2,927,118	563,979	3,848,453
Change in net unrealized appreciation (depreciation)
of investments	(228)	(8,339,840)	(1,945,248)	(11,286,482)
Net gains (losses) on investments	(25)	(4,798,816)	(1,190,547)	(6,731,160)
Net increase (decrease) in net assets resulting from operations	(25)	(4,798,816)	(1,190,547)	(6,731,160)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,132	4,111,332	8,064,871	6,645,001
Contract terminations and surrenders	—	(4,680,617)	(642,855)	(1,258,821)
Death benefit payments	—	—	—	(46,280)
Policy loan transfers	—	(423,276)	(6,668)	(617,488)
Transfers to other contracts	(1,438)	(909,385)	(5,566,644)	(1,058,231)
Cost of insurance and administration charges	(75)	(1,154,722)	(367,220)	(1,395,937)
Mortality and expenses charges	(7)	(24,243)	(10,909)	(25,912)
Surrender charges (refunds)	—	125,556	(91,566)	(77,100)
Increase (decrease) in net assets from policy related transactions	612	(2,955,355)	1,379,009	2,165,232
Total increase (decrease)	587	(7,754,171)	188,462	(4,565,928)
Net assets as of December 31, 2022	4,352	23,962,467	7,625,192	32,623,024

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	638,270	285,759	662,961
Total realized gains (losses) on investments	(111)	894,908	(219,467)	1,985,946
Change in net unrealized appreciation (depreciation)
of investments	(153)	2,354,436	981,952	3,876,183
Net gains (losses) on investments	(201)	3,887,614	1,048,244	6,525,090
Net increase (decrease) in net assets resulting from operations	(201)	3,887,614	1,048,244	6,525,090
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	(41)	4,102,859	4,126,482	6,530,879
Contract terminations and surrenders	—	(654,731)	(367,483)	(1,705,936)
Death benefit payments	—	(194)	(8,734)	(158,983)
Policy loan transfers	—	(273,171)	(14,914)	(419,590)
Transfers to other contracts	(4,067)	(787,760)	(1,211,555)	(867,390)
Cost of insurance and administration charges	(43)	(1,095,900)	(398,852)	(1,470,769)
Mortality and expenses charges	—	(17,811)	(15,460)	(25,644)
Surrender charges (refunds)	—	(61,174)	7,272	(162,124)
Increase (decrease) in net assets from policy related transactions	(4,151)	1,212,118	2,116,756	1,720,443
Total increase (decrease)	(4,352)	5,099,732	3,165,000	8,245,533
Net assets as of December 31, 2023	$—	$29,062,199	$10,790,192	$40,868,557

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Net assets as of January 1, 2022	$6,435,614	$65,592,718	$7,977,411	$5,963,242
Increase (decrease) in net assets
Operations:
Net investment income (loss)	193,102	1,222,759	171,730	3,482
Total realized gains (losses) on investments	425,033	6,259,112	(309,942)	1,073,017
Change in net unrealized appreciation (depreciation)
of investments	(1,533,075)	(19,942,143)	(181,257)	(2,378,060)
Net gains (losses) on investments	(914,940)	(12,460,272)	(319,469)	(1,301,561)
Net increase (decrease) in net assets resulting from operations	(914,940)	(12,460,272)	(319,469)	(1,301,561)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,210,982	12,171,062	30,531,154	2,700,932
Contract terminations and surrenders	(317,373)	(4,657,464)	(129,864)	(125,639)
Death benefit payments	—	(840)	(784)	(2,608)
Policy loan transfers	(36,893)	(364,972)	(21,956)	(26,488)
Transfers to other contracts	(612,304)	(3,017,690)	(22,403,374)	(1,256,792)
Cost of insurance and administration charges	(321,746)	(2,514,992)	(504,107)	(231,034)
Mortality and expenses charges	(8,594)	(42,341)	(34,343)	(7,422)
Surrender charges (refunds)	(6,494)	(578,965)	835	(15,876)
Increase (decrease) in net assets from policy related transactions	907,578	993,798	7,437,561	1,035,073
Total increase (decrease)	(7,362)	(11,466,474)	7,118,092	(266,488)
Net assets as of December 31, 2022	6,428,252	54,126,244	15,095,503	5,696,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	224,870	868,292	337,777	19,483
Total realized gains (losses) on investments	(365,804)	2,558,532	(109,910)	(245,817)
Change in net unrealized appreciation (depreciation)
of investments	736,677	8,960,009	730,017	1,150,297
Net gains (losses) on investments	595,743	12,386,833	957,884	923,963
Net increase (decrease) in net assets resulting from operations	595,743	12,386,833	957,884	923,963
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,648,273	11,224,946	7,228,912	2,069,516
Contract terminations and surrenders	(378,915)	(1,284,190)	(300,026)	(208,467)
Death benefit payments	(2,860)	(33,535)	(1,019)	(25,081)
Policy loan transfers	(78,143)	(683,855)	(106,037)	(161,548)
Transfers to other contracts	(1,107,084)	(3,047,273)	(4,174,956)	(783,346)
Cost of insurance and administration charges	(281,378)	(2,553,158)	(559,622)	(242,810)
Mortality and expenses charges	(8,318)	(36,475)	(47,647)	(8,803)
Surrender charges (refunds)	(17,052)	(123,487)	15,650	(9,338)
Increase (decrease) in net assets from policy related transactions	(225,477)	3,462,973	2,055,255	630,123
Total increase (decrease)	370,266	15,849,806	3,013,139	1,554,086
Net assets as of December 31, 2023	$6,798,518	$69,976,050	$18,108,642	$7,250,840

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	T. Rowe Price Health Sciences Portfolio - II	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Net assets as of January 1, 2022	$223,365	$590,503	$2,655,749	$1,676,035
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	113,660	185,058	241,714
Total realized gains (losses) on investments	(5,627)	251,673	936,620	959,731
Change in net unrealized appreciation (depreciation)
of investments	(16,640)	(436,702)	(1,481,145)	(1,429,943)
Net gains (losses) on investments	(22,267)	(71,369)	(359,467)	(228,498)
Net increase (decrease) in net assets resulting from operations	(22,267)	(71,369)	(359,467)	(228,498)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	343,377	124,121	418,840	191,707
Contract terminations and surrenders	(482)	(4,579)	(164,462)	(40,443)
Death benefit payments	—	—	—	—
Policy loan transfers	(27,260)	—	(629)	(7,545)
Transfers to other contracts	(98,341)	(3,703)	(122,937)	(5,548)
Cost of insurance and administration charges	(11,007)	(30,602)	(212,615)	(61,476)
Mortality and expenses charges	(840)	(351)	(3,417)	(914)
Surrender charges (refunds)	37	(652)	(23,425)	(8,939)
Increase (decrease) in net assets from policy related transactions	205,484	84,234	(108,645)	66,842
Total increase (decrease)	183,217	12,865	(468,112)	(161,656)
Net assets as of December 31, 2022	406,582	603,368	2,187,637	1,514,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,954	11,345	6,821
Total realized gains (losses) on investments	2,027	(87,913)	(206,842)	(227,443)
Change in net unrealized appreciation (depreciation)
of investments	16,608	144,811	444,357	384,543
Net gains (losses) on investments	18,635	58,852	248,860	163,921
Net increase (decrease) in net assets resulting from operations	18,635	58,852	248,860	163,921
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	416,378	160,381	425,929	240,840
Contract terminations and surrenders	(1,853)	(23,016)	(33,406)	—
Death benefit payments	(7,873)	—	(406)	—
Policy loan transfers	(22,925)	(8,885)	(27,266)	(36,566)
Transfers to other contracts	(142,717)	(1,265)	(4,233)	(3,069)
Cost of insurance and administration charges	(17,515)	(34,006)	(220,679)	(65,330)
Mortality and expenses charges	(1,774)	(266)	(2,612)	(671)
Surrender charges (refunds)	141	(6,161)	(4,094)	—
Increase (decrease) in net assets from policy related transactions	221,862	86,782	133,233	135,204
Total increase (decrease)	240,497	145,634	382,093	299,125
Net assets as of December 31, 2023	$647,079	$749,002	$2,569,730	$1,813,504

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	VanEck VIP Trust Global Resources Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio

Net assets as of January 1, 2022	$1,415,665	$9,530	$453,337	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,899	1,008	11,550	—
Total realized gains (losses) on investments	162,805	(263)	(9,932)	—
Change in net unrealized appreciation (depreciation)
of investments	(54,233)	(5,403)	(93,566)	—
Net gains (losses) on investments	133,471	(4,658)	(91,948)	—
Net increase (decrease) in net assets resulting from operations	133,471	(4,658)	(91,948)	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	453,861	219,862	1,695,449	—
Contract terminations and surrenders	(15,170)	—	—	—
Death benefit payments	(985)	—	—	—
Policy loan transfers	(19,942)	—	—	—
Transfers to other contracts	(480,963)	(145,979)	(505,189)	—
Cost of insurance and administration charges	(60,609)	(2,455)	(46,917)	—
Mortality and expenses charges	(878)	(229)	(2,208)	—
Surrender charges (refunds)	(2,823)	—	—	—
Increase (decrease) in net assets from policy related transactions	(127,509)	71,199	1,141,135	—
Total increase (decrease)	5,962	66,541	1,049,187	—
Net assets as of December 31, 2022	1,421,627	76,071	1,502,524	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,253	5,055	41,089	—
Total realized gains (losses) on investments	114,826	(11,456)	30,908	104
Change in net unrealized appreciation (depreciation)
of investments	(220,041)	(916)	289,730	6,922
Net gains (losses) on investments	(61,962)	(7,317)	361,727	7,026
Net increase (decrease) in net assets resulting from operations	(61,962)	(7,317)	361,727	7,026
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	840,433	201,647	2,597,929	84,312
Contract terminations and surrenders	(75,679)	(12,463)	(204)	—
Death benefit payments	(421)	—	(389)	—
Policy loan transfers	(65,798)	—	(3,269)	—
Transfers to other contracts	(178,522)	(88,631)	(827,494)	—
Cost of insurance and administration charges	(59,860)	(4,400)	(79,474)	(1,641)
Mortality and expenses charges	(616)	(519)	(6,264)	(193)
Surrender charges (refunds)	(12,875)	948	16	—
Increase (decrease) in net assets from policy related transactions	446,662	96,582	1,680,851	82,478
Total increase (decrease)	384,700	89,265	2,042,578	89,504
Net assets as of December 31, 2023	$1,806,327	$165,336	$3,545,102	$89,504

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio

Net assets as of January 1, 2022	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5,735	—	87,295
Total realized gains (losses) on investments	—	(13,481)	—	768,112
Change in net unrealized appreciation (depreciation)
of investments	—	(38,323)	—	(2,438,772)
Net gains (losses) on investments	—	(46,069)	—	(1,583,365)
Net increase (decrease) in net assets resulting from operations	—	(46,069)	—	(1,583,365)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	571,938	—	18,103,638
Contract terminations and surrenders	—	(36,181)	—	(222,032)
Death benefit payments	—	—	—	(8,616)
Policy loan transfers	—	(1)	—	2
Transfers to other contracts	—	(62,491)	—	(10,283,041)
Cost of insurance and administration charges	—	(11,818)	—	(328,054)
Mortality and expenses charges	—	(1,104)	—	(30,600)
Surrender charges (refunds)	—	2,777	—	17,044
Increase (decrease) in net assets from policy related transactions	—	463,120	—	7,248,341
Total increase (decrease)	—	417,051	—	5,664,976
Net assets as of December 31, 2022	—	621,920	—	12,677,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	12,886	—	195,552
Total realized gains (losses) on investments	—	(14,451)	(20)	(320,260)
Change in net unrealized appreciation (depreciation)
of investments	87	57,171	1,836	2,475,098
Net gains (losses) on investments	87	55,606	1,816	2,350,390
Net increase (decrease) in net assets resulting from operations	87	55,606	1,816	2,350,390
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,057	560,916	32,061	8,668,445
Contract terminations and surrenders	—	(16,174)	—	(389,497)
Death benefit payments	—	(468)	—	(7,977)
Policy loan transfers	—	—	—	(18,107)
Transfers to other contracts	(12)	(47,894)	(1,134)	(4,286,823)
Cost of insurance and administration charges	(3)	(19,910)	(361)	(409,073)
Mortality and expenses charges	—	(2,330)	(48)	(47,628)
Surrender charges (refunds)	—	1,231	—	29,641
Increase (decrease) in net assets from policy related transactions	1,042	475,371	30,518	3,538,981
Total increase (decrease)	1,129	530,977	32,334	5,889,371
Net assets as of December 31, 2023	$1,129	$1,152,897	$32,334	$18,567,199

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Vanguard VIF Real Estate Index Portfolio	Wanger International

Net assets as of January 1, 2022	$—	$1,268,833
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9,742
Total realized gains (losses) on investments	—	149,729
Change in net unrealized appreciation (depreciation)
of investments	—	(604,831)
Net gains (losses) on investments	—	(445,360)
Net increase (decrease) in net assets resulting from operations	—	(445,360)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	404,529
Contract terminations and surrenders	—	(5,254)
Death benefit payments	—	—
Policy loan transfers	—	(19,074)
Transfers to other contracts	—	(49,372)
Cost of insurance and administration charges	—	(56,728)
Mortality and expenses charges	—	(1,069)
Surrender charges (refunds)	—	(1,203)
Increase (decrease) in net assets from policy related transactions	—	271,829
Total increase (decrease)	—	(173,531)
Net assets as of December 31, 2022	—	1,095,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	207	4,473
Total realized gains (losses) on investments	(188)	(79,732)
Change in net unrealized appreciation (depreciation)
of investments	3,535	276,065
Net gains (losses) on investments	3,554	200,806
Net increase (decrease) in net assets resulting from operations	3,554	200,806
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	44,747	529,476
Contract terminations and surrenders	—	(84,484)
Death benefit payments	—	—
Policy loan transfers	—	(37,121)
Transfers to other contracts	(1,831)	(199,947)
Cost of insurance and administration charges	(976)	(59,920)
Mortality and expenses charges	(109)	(1,396)
Surrender charges (refunds)	—	(5,213)
Increase (decrease) in net assets from policy related transactions	41,831	141,395
Total increase (decrease)	45,385	342,201
Net assets as of December 31, 2023	$45,385	$1,437,503

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2023, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein VPS:
    Discovery Value Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Sustainable Global Thematic Portfolio – Class A
Sustainable International Thematic Portfolio – Class A
American Century:
VP Capital Appreciation Fund – Class II
VP Disciplined Core Value Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

American Funds Insurance Series:
Capital World Bond Fund – Class 2 Shares
Global Balanced Fund – Class 2 Shares
Global Small Capitalization Fund – Class 2 Shares
Growth Fund – Class 2 Shares
International Fund – Class 2 Shares
New World Fund – Class 2 Shares
Washington Mutual Investors Fund – Class 2 Shares
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon VIF Appreciation Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class I
Russell 2000 Small Cap Index Portfolio – Class F
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable:
Mid Cap Portfolio – Class I Shares
Small Cap Growth Portfolio – Class I Shares
Delaware VIP:
Small Cap Value Series – Service Class
DWS:
Alternative Asset Allocation VIP – Class B
Small Mid Cap Value VIP – Class B
Fidelity VIP:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Extended Market Index Portfolio – Service Class 2
Government Money Market Portfolio – Service Class
High Income Portfolio – Service Class 2
International Index Portfolio – Service Class 2
    Mid Cap Portfolio – Service Class 2
    Strategic Income Portfolio – Service Class 2
    Total Market Index Portfolio – Service Class 2
Franklin Templeton VIP Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Invesco V.I.:
American Franchise Fund – Series II Shares
    American Value Fund – Series I Shares
Core Equity Fund – Series II Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
    Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares
Main Street Mid Cap Fund – Series II Shares
Main Street Small Cap Fund – Series II
Small Cap Equity Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares
Global Sustainable Equity Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares
Lord Abbett Series Fund:
    Developing Growth Portfolio – Class VC
MFS ®:
    Blended Research® Small Cap Equity Portfolio Series – Service Class
Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class
International Intrinsic Value Portfolio – Service Class
Mid Cap Value Series – Service Class
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class
Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman AMT:
    Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – I Class Shares
PIMCO VIT:
    All Asset Portfolio – Administrative Class
Commodity Real Return® Strategy Portfolio – Administrative Class
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Long-Term U.S. Government Portfolio – Administrative Class
Low Duration Portfolio – Administrative Class
Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam VT:
International Value Fund – Class IB
Large Cap Growth – Class IB

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Rydex VI:
    Basic Materials Fund
Utilities Fund
T. Rowe Price:
Health Sciences Portfolio – II
TOPS® Managed Risk:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
    Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
Global Resources Fund – Class S Shares
Global Resources Fund – Initial Class Shares
Vanguard VIF:
    Balanced Portfolio
    Conservative Allocation Portfolio
    Equity Income Portfolio
    Global Bond Index Portfolio
    International Portfolio
    Mid-Cap Index Portfolio
    Real Estate Index Portfolio
Wanger International

(1)Organized by Principal Life

During 2023, the following division was liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
April 29, 2023	Principal LifeTime 2010 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	$2,544,699

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

•Principal® Executive Variable Universal Life III;
•Principal® Variable Universal Life Income III and
•Principal® Variable Universal Life Income IV

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2023. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:
Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.
Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Principal® Executive Variable Universal Life III contracts - Principal National assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.35% of the net policy value in years one through five, 0.30% in years six through fifteen, and 0.25% thereafter to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. After year seven, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for federal, state and local taxes is deducted from each payment on behalf of each participant. The sales and tax charge are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2023, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables.

		Net Assets of Accounts
		(in millions)
		First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account		0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond Account		0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I		0.80	0.75	0.70	0.65	0.60
Real Estate Securities Account		0.79	0.77	0.73	0.70	0.68
SmallCap Account		0.85	0.80	0.75	0.70	0.65

Net Assets of Accounts
(in millions)
First $100		Next $100	Next $100	Next $100	Next $300	Next $300	Thereafter
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap Account	0.65	0.60	0.55	0.50	0.45	0.44	0.43

		Net Assets of Accounts
		(in millions)
		First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account		0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account		1.00	0.98	0.96	0.95	0.90

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%
Short-Term Income Account	0.40	0.39

	Net Assets of Accounts
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.20%	0.18%

	All Net Assets
Bond Market Index Account	0.14%

The Manager has contractually agreed to waive certain Accounts’ investment advisory and management fees. The expense waiver will reduce the Accounts’ investment advisory and management fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

	From January 1, 2023 through December 31, 2023
	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2024

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to accounts, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2023 through December 31, 2023
	Class 1	Expiration
Global Emerging Markets	1.20%	April 30, 2023
LargeCap Growth Account I	0.69	April 30, 2024

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2023:

Division	Purchases	Sales

AllianceBernstein VPS Discovery Value Portfolio - Class A	$1,652,388	$1,108,742

AllianceBernstein VPS International Value Portfolio - Class A	$936,724	$576,252

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$42,581	$100,065

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	$293,908	$237,610

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	$26,904	$51,316

American Century VP Capital Appreciation Fund - Class II	$321,508	$330,415

American Century VP Disciplined Core Value Fund - Class II	$847,561	$876,334

American Century VP Inflation Protection Fund - Class II	$388,274	$154,156

American Century VP International Fund - Class II	$75,859	$24,371

American Century VP Mid Cap Value Fund - Class II	$4,181,302	$3,377,548

American Century VP Value Fund - Class II	$1,628,117	$918,785

American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares	$207,798	$88,030

American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	$568,557	$127,402

American Funds Insurance Series - Global Small Capitalization Fund - Class 2	$76,088	$3,804

American Funds Insurance Series - Growth Fund - Class 2 Shares	$7,603,293	$2,955,346

American Funds Insurance Series - International Fund - Class 2 Shares	$1,461,396	$931,632

American Funds Insurance Series - New World Fund - Class 2 Shares	$3,692,674	$2,520,768

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	$3,334,413	$1,979,858

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$126,354	$50,672

BNY Mellon IP Technology Growth Portfolio - Service Shares	$189,280	$44,690

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	$60,757	$23,954

BNY Mellon VIF Appreciation Portfolio - Service Shares	$265,953	$43,308

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

Bond Market Index Account - Class 1	$2,019,313	$620,533

Calvert VP EAFE International Index Portfolio - Class F	$856,673	$280,647

Calvert VP Investment Grade Bond Index Portfolio - Class I	$890,427	$235,775

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	$4,425,630	$2,680,182

Calvert VP S&P 500 Index Portfolio	$176,612	$32,506

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$1,028,595	$509,866

ClearBridge Variable Mid Cap Portfolio - Class I Shares	$423,492	$198,588

ClearBridge Variable Small Cap Growth Portfolio - Class I Shares	$1,897,787	$1,210,325

Core Plus Bond Account - Class 1	$7,986,312	$2,769,820

Delaware VIP Small Cap Value Series - Service Class	$1,013,994	$562,661

Diversified International Account - Class 1	$3,164,746	$2,086,155

DWS Alternative Asset Allocation VIP - Class B	$57,829	$6,378

DWS Small Mid Cap Value VIP - Class B	$190,450	$224,493

Equity Income Account - Class 1	$9,962,964	$6,185,925

Fidelity VIP Contrafund® Portfolio - Service Class 2	$5,697,081	$3,585,914

Fidelity VIP Equity-Income Portfolio - Service Class 2	$1,426,720	$788,636

Fidelity VIP Extended Market Index Portfolio - Service Class 2	$1,232,780	$191,286

Fidelity VIP Government Money Market Portfolio - Service Class	$86,413,370	$60,912,548

Fidelity VIP High Income Portfolio - Service Class 2	$1,304,594	$791,184

Fidelity VIP International Index Portfolio - Service Class 2	$2,179,092	$720,965

Fidelity VIP Mid Cap Portfolio - Service Class 2	$2,564,709	$1,669,339

Fidelity VIP Strategic Income Portfolio - Service Class 2	$2,106,808	$1,069,580

Fidelity VIP Total Market Index Portfolio - Service Class 2	$3,535,551	$1,434,204

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2	$1,215,450	$75,957

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	$667,069	$447,336

Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2	$27,671	$18,682

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2	$2,522,485	$1,135,099

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	$1,036,868	$589,033

Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2	$590,351	$512,640

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	$943	$151

Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2	$329,458	$65,582

Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2	$166,298	$38,960

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2	$818,507	$428,205

Global Emerging Markets Account - Class 1	$1,132,143	$1,556,170

Government & High Quality Bond Account - Class 1	$1,091,615	$463,929

Invesco V.I. American Franchise Fund - Series II Shares	$403,395	$131,450

Invesco V.I. American Value Fund - Series I Shares	$378,534	$339,083

Invesco V.I. Core Equity Fund - Series II Shares	$270,522	$96,866

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$1,937,401	$1,989,813

Invesco V.I. EQV International Equity Fund - Series I Shares	$207,586	$70,729

Invesco V.I. Global Real Estate Fund - Series I Shares	$120,557	$59,673

Invesco V.I. Health Care Fund - Series I Shares	$1,135,205	$929,687

Invesco V.I. Main Street Mid Cap Fund - Series II Shares	$243,614	$84,010

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$578,568	$248,657

Invesco V.I. Small Cap Equity Fund - Series I Shares	$76,548	$27,839

Janus Henderson Balanced Portfolio - Service Shares	$4,396,477	$1,278,258

Janus Henderson Enterprise Portfolio - Service Shares	$4,164,437	$2,973,650

Janus Henderson Flexible Bond Portfolio - Service Shares	$1,252,419	$348,783

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

Janus Henderson Forty Portfolio - Service Shares	$1,624,169	$1,051,985

Janus Henderson Global Research Portfolio - Service Shares	$426,716	$139,428

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$3,531	$1,419

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	$2,232,866	$1,055,219

LargeCap Growth Account I - Class 1	$14,144,615	$6,982,203

LargeCap S&P 500 Index Account - Class 1	$46,230,176	$16,357,904

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	$1,366,601	$836,782

MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class	$437,058	$282,429

MFS® Global Equity Series - Service Class	$332,905	$95,421

MFS® Growth Series - Service Class	$1,924,624	$892,853

MFS® Inflation-Adjusted Bond Portfolio - Service Class	$40,675	$29,250

MFS® International Intrinsic Value Portfolio - Service Class	$1,835,009	$671,860

MFS® Mid Cap Value Series - Service Class	$2,692,958	$936,838

MFS® New Discovery Series - Service Class	$622,586	$477,806

MFS® New Discovery Value Portfolio - Service Class	$1,373,569	$758,031

MFS® Research International Series - Service Class	$499,846	$293,684

MFS® Total Return Series - Service Class	$78,994	$15,096

MFS® Utilities Series - Service Class	$1,405,427	$949,024

MFS® Value Series - Service Class	$1,411,658	$348,691

MidCap Account - Class 1	$5,535,704	$1,599,059

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$36,368	$6,725

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	$61,650	$77,102

PIMCO VIT All Asset Portfolio - Administrative Class	$103,348	$11,205

PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class	$274,623	$240,266

PIMCO VIT Emerging Market Bond Portfolio - Administrative Class	$40,773	$19,325

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

PIMCO VIT High Yield Portfolio - Administrative Class	$2,921,919	$1,617,157

PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class	$382,387	$269,159

PIMCO VIT Low Duration Portfolio - Administrative Class	$814,496	$1,871,512

PIMCO VIT Real Return Portfolio - Administrative Class	$947,395	$510,993

PIMCO VIT Short-Term Portfolio - Administrative Class	$1,872,742	$405,604

PIMCO VIT Total Return Portfolio - Administrative Class	$721,356	$822,828

Principal Capital Appreciation Account - Class 1	$1,827,612	$852,500

Principal LifeTime 2020 Account - Class 1	$5,988,334	$2,974,703

Principal LifeTime 2030 Account - Class 1	$24,718,316	$9,271,169

Principal LifeTime 2040 Account - Class 1	$14,760,732	$6,285,182

Principal LifeTime 2050 Account - Class 1	$6,847,336	$2,602,959

Principal LifeTime 2060 Account - Class 1	$3,918,138	$1,352,541

Principal LifeTime Strategic Income Account - Class 1	$5,169,330	$1,611,474

Putnam VT International Value Fund - Class IB	$127,236	$38,868

Putnam VT Large Cap Growth - Class IB	$2,836,925	$717,071

Real Estate Securities Account - Class 1	$5,710,282	$4,334,678

Rydex VI Basic Materials Fund	$236,520	$160,904

Rydex VI Utilities Fund	$22	$4,110

SAM Balanced Portfolio - Class 1	$5,878,729	$2,890,741

SAM Conservative Balanced Portfolio- Class 1	$4,482,563	$2,009,726

SAM Conservative Growth Portfolio- Class 1	$9,128,454	$4,810,436

SAM Flexible Income Portfolio - Class 1	$1,873,143	$1,873,750

SAM Strategic Growth Portfolio - Class 1	$14,334,953	$7,761,973

Short-Term Income Account - Class 1	$7,566,689	$5,173,657

SmallCap Account - Class 1	$2,088,999	$1,439,393

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

T. Rowe Price Health Sciences Portfolio - II	$439,643	$194,516

TOPS® Managed Risk Balanced ETF Portfolio - Class 2	$165,677	$73,599

TOPS® Managed Risk Growth ETF Portfolio - Class 2	$440,903	$292,696

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	$252,447	$105,636

VanEck VIP Trust Global Resources Fund - Class S Shares	$883,686	$393,771

VanEck VIP Trust Global Resources Fund - Initial Class Shares	$206,702	$105,065

Vanguard VIF Balanced Portfolio	$2,718,645	$917,078

Vanguard VIF Conservative Allocation Portfolio	$84,312	$1,834

Vanguard VIF Equity Income Portfolio	$1,057	$15

Vanguard VIF Global Bond Index Portfolio	$574,925	$85,545

Vanguard VIF International Portfolio	$32,061	$1,543

Vanguard VIF Mid-Cap Index Portfolio	$9,109,398	$5,129,464

Vanguard VIF Real Estate Index Portfolio	$45,344	$2,916

Wanger International	$533,949	$388,081

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein VPS Discovery Value Portfolio - Class A	39,460	34,403	5,057	70,674	49,534	21,140

AllianceBernstein VPS International Value Portfolio - Class A	103,248	64,522	38,726	54,397	24,114	30,283

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	1,037	2,535	(1,498)	794	834	(40)

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	9,095	8,103	992	8,540	4,588	3,952

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	1,772	3,581	(1,809)	2,188	188	2,000

American Century VP Capital Appreciation Fund - Class II	14,634	14,592	42	17,179	11,907	5,272

American Century VP Disciplined Core Value Fund - Class II	20,522	21,755	(1,233)	26,412	13,251	13,161

American Century VP Inflation Protection Fund - Class II	26,042	11,533	14,509	55,044	37,731	17,313

American Century VP International Fund - Class II	2,535	845	1,690	1,012	111	901

American Century VP Mid Cap Value Fund - Class II	69,931	74,034	(4,103)	116,539	68,036	48,503

American Century VP Value Fund - Class II	28,858	19,781	9,077	22,835	8,187	14,648

American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares	21,430	9,211	12,219	42,135	36,977	5,158

American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	39,868	10,342	29,526	19,060	8,065	10,995

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	6,913	349	6,564	375	11	364

American Funds Insurance Series - Growth Fund - Class 2 Shares	202,367	88,586	113,781	337,423	220,096	117,327

American Funds Insurance Series - International Fund - Class 2 Shares	108,419	71,683	36,736	200,370	122,565	77,805

American Funds Insurance Series - New World Fund - Class 2 Shares	243,337	173,050	70,287	338,648	168,829	169,819

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	161,750	102,121	59,629	493,024	384,782	108,242

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

BNY Mellon IP MidCap Stock Portfolio - Service Shares	5,979	2,819	3,160	8,320	4,792	3,528

BNY Mellon IP Technology Growth Portfolio - Service Shares	4,652	1,129	3,523	8,627	8,022	605

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	1,163	563	600	2,498	850	1,648

BNY Mellon VIF Appreciation Portfolio - Service Shares	4,860	895	3,965	5,290	936	4,354

Bond Market Index Account - Class 1	174,450	55,246	119,204	541,758	501,273	40,485

Calvert VP EAFE International Index Portfolio - Class F	56,978	19,484	37,494	48,415	27,204	21,211

Calvert VP Investment Grade Bond Index Portfolio - Class I	75,945	21,166	54,779	51,516	60,133	(8,617)

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	141,478	87,815	53,663	174,288	84,675	89,613

Calvert VP S&P 500 Index Portfolio	5,242	1,221	4,021	621	973	(352)

Calvert VP S&P MidCap 400 Index Portfolio - Class F	22,961	14,671	8,290	22,449	13,124	9,325

ClearBridge Variable Mid Cap Portfolio - Class I Shares	25,753	12,441	13,312	25,609	11,184	14,425

ClearBridge Variable Small Cap Growth Portfolio - Class I Shares	75,735	47,928	27,807	180,021	141,610	38,411

Core Plus Bond Account - Class 1	283,540	102,877	180,663	227,398	90,102	137,296

Delaware VIP Small Cap Value Series - Service Class	26,226	16,981	9,245	33,419	18,979	14,440

Diversified International Account - Class 1	85,071	57,871	27,200	110,383	50,107	60,276

DWS Alternative Asset Allocation VIP - Class B	4,319	526	3,793	7,610	3,900	3,710

DWS Small Mid Cap Value VIP - Class B	6,197	8,805	(2,608)	10,362	5,802	4,560

Equity Income Account - Class 1	260,061	189,267	70,794	325,252	157,037	168,215

Fidelity VIP Contrafund® Portfolio - Service Class 2	75,024	53,990	21,034	74,443	42,253	32,190

Fidelity VIP Equity-Income Portfolio - Service Class 2	31,367	19,696	11,671	26,637	16,715	9,922

Fidelity VIP Extended Market Index Portfolio - Service Class 2	90,044	14,617	75,427	37,305	17,972	19,333

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Fidelity VIP Government Money Market Portfolio - Service Class	7,759,628	5,628,197	2,131,431	4,669,669	2,907,927	1,761,742

Fidelity VIP High Income Portfolio - Service Class 2	32,787	24,430	8,357	32,894	20,174	12,720

Fidelity VIP International Index Portfolio - Service Class 2	175,530	60,501	115,029	262,320	138,049	124,271

Fidelity VIP Mid Cap Portfolio - Service Class 2	38,943	30,671	8,272	31,766	18,812	12,954

Fidelity VIP Strategic Income Portfolio - Service Class 2	174,974	94,161	80,813	245,266	178,809	66,457

Fidelity VIP Total Market Index Portfolio - Service Class 2	224,637	93,961	130,676	373,313	224,148	149,165

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2	27,347	1,972	25,375	11,140	5,040	6,100

Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	9,065	9,739	(674)	10,009	9,227	782

Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2	792	588	204	940	61	879

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2	33,619	20,772	12,847	57,563	39,514	18,049

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	17,471	11,578	5,893	18,669	7,847	10,822

Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2	33,142	30,461	2,681	30,889	10,557	20,332

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	81	13	68	88	13	75

Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2	16,848	3,368	13,480	13,413	11,226	2,187

Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2	12,082	2,960	9,122	17,089	9,273	7,816

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2	57,866	30,102	27,764	41,731	25,942	15,789

Global Emerging Markets Account - Class 1	24,377	36,842	(12,465)	39,816	21,320	18,496

Government & High Quality Bond Account - Class 1	76,950	34,963	41,987	151,232	137,479	13,753

Invesco V.I. American Franchise Fund - Series II Shares	10,631	3,817	6,814	6,733	3,333	3,400

Invesco V.I. American Value Fund - Series I Shares	18,896	22,359	(3,463)	22,736	5,051	17,685

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Invesco V.I. Core Equity Fund - Series II Shares	5,146	1,960	3,186	4,277	1,513	2,764

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	144,019	147,749	(3,730)	83,886	30,738	53,148

Invesco V.I. EQV International Equity Fund - Series I Shares	5,495	1,931	3,564	13,799	7,771	6,028

Invesco V.I. Global Real Estate Fund - Series I Shares	10,463	5,301	5,162	7,406	6,557	849

Invesco V.I. Health Care Fund - Series I Shares	27,203	22,262	4,941	33,331	18,168	15,163

Invesco V.I. Main Street Mid Cap Fund - Series II Shares	8,105	2,826	5,279	5,423	5,267	156

Invesco V.I. Main Street Small Cap Fund - Series II Shares	14,506	6,287	8,219	10,801	10,397	404

Invesco V.I. Small Cap Equity Fund - Series I Shares	2,577	946	1,631	1,827	1,696	131

Janus Henderson Balanced Portfolio - Service Shares	93,983	27,755	66,228	70,120	30,849	39,271

Janus Henderson Enterprise Portfolio - Service Shares	59,159	50,265	8,894	127,443	94,227	33,216

Janus Henderson Flexible Bond Portfolio - Service Shares	51,608	15,418	36,190	81,617	39,099	42,518

Janus Henderson Forty Portfolio - Service Shares	38,282	25,774	12,508	54,633	30,900	23,733

Janus Henderson Global Research Portfolio – Service Shares	12,326	4,167	8,159	25,745	16,915	8,830

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	319	136	183	1,751	912	839

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	130,408	62,564	67,844	262,442	207,064	55,378

LargeCap Growth Account I - Class 1	132,979	73,413	59,566	217,197	129,655	87,542

LargeCap S&P 500 Index Account - Class 1	892,784	352,011	540,773	889,789	353,845	535,944

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	61,480	38,269	23,211	61,292	29,841	31,451

MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class	21,381	15,068	6,313	35,245	17,036	18,209

MFS® Global Equity Series - Service Class	8,003	2,585	5,418	11,217	6,478	4,739

MFS® Growth Series - Service Class	23,570	13,125	10,445	17,786	8,541	9,245

MFS® Inflation-Adjusted Bond Portfolio - Service Class	4,025	3,034	991	3,204	1,991	1,213

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

MFS® International Intrinsic Value Portfolio - Service Class	81,279	34,702	46,577	98,386	39,388	58,998

MFS® Mid Cap Value Series - Service Class	136,154	52,200	83,954	94,313	41,956	52,357

MFS® New Discovery Series - Service Class	12,176	9,401	2,775	14,798	6,159	8,639

MFS® New Discovery Value Portfolio - Service Class	58,721	36,452	22,269	62,744	33,374	29,370

MFS® Research International Series - Service Class	34,930	20,889	14,041	36,094	11,287	24,807

MFS® Total Return Series - Service Class	2,917	622	2,295	7,044	4,610	2,434

MFS® Utilities Series - Service Class	40,671	39,396	1,275	56,595	39,486	17,109

MFS® Value Series - Service Class	25,679	7,263	18,416	29,395	23,764	5,631

MidCap Account - Class 1	33,231	10,287	22,944	13,404	6,047	7,357

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	1,963	367	1,596	4,662	3,363	1,299

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	3,528	5,237	(1,709)	4,814	4,757	57

PIMCO VIT All Asset Portfolio - Administrative Class	6,331	703	5,628	3,470	865	2,605

PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class	28,244	28,221	23	32,623	27,347	5,276

PIMCO VIT Emerging Market Bond Portfolio - Administrative Class	2,860	1,524	1,336	4,453	2,061	2,392

PIMCO VIT High Yield Portfolio – Administrative Class	131,805	78,328	53,477	177,481	117,970	59,511

PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class	34,829	25,965	8,864	30,354	13,442	16,912

PIMCO VIT Low Duration Portfolio – Administrative Class	76,594	180,230	(103,636)	142,571	44,443	98,128

PIMCO VIT Real Return Portfolio - Administrative Class	62,229	35,356	26,873	97,566	58,938	38,628

PIMCO VIT Short-Term Portfolio - Administrative Class	142,382	32,107	110,275	78,997	50,796	28,201

PIMCO VIT Total Return Portfolio - Administrative Class	50,295	60,669	(10,374)	85,458	54,379	31,079

Principal Capital Appreciation Account - Class 1	64,330	36,205	28,125	66,150	55,869	10,281

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Principal LifeTime 2020 Account - Class 1	192,093	103,844	88,249	541,046	400,563	140,483

Principal LifeTime 2030 Account - Class 1	747,828	298,925	448,903	1,108,256	723,918	384,338

Principal LifeTime 2040 Account - Class 1	402,427	182,805	219,622	482,093	268,081	214,012

Principal LifeTime 2050 Account - Class 1	176,588	72,431	104,157	173,245	86,879	86,366

Principal LifeTime 2060 Account - Class 1	171,016	64,009	107,007	132,462	72,245	60,217

Principal LifeTime Strategic Income Account - Class 1	246,971	78,054	168,917	94,513	71,216	23,297

Putnam VT International Value Fund - Class IB	9,203	2,908	6,295	5,053	935	4,118

Putnam VT Large Cap Growth - Class IB	104,120	26,371	77,749	70,518	39,229	31,289

Real Estate Securities Account - Class 1	48,746	42,662	6,084	77,588	46,521	31,067

Rydex VI Basic Materials Fund	17,558	12,163	5,395	6,542	4,055	2,487

Rydex VI Utilities Fund	—	306	(306)	149	110	39

SAM Balanced Portfolio - Class 1	167,480	119,670	47,810	171,847	287,131	(115,284)

SAM Conservative Balanced Portfolio- Class 1	190,549	93,417	97,132	357,378	296,369	61,009

SAM Conservative Growth Portfolio- Class 1	249,105	182,735	66,370	259,586	175,293	84,293

SAM Flexible Income Portfolio - Class 1	82,026	92,895	(10,869)	106,227	63,366	42,861

SAM Strategic Growth Portfolio - Class 1	408,257	277,970	130,287	463,455	429,735	33,720

Short-Term Income Account - Class 1	511,646	363,428	148,218	2,157,880	1,623,897	533,983

SmallCap Account - Class 1	43,188	30,234	12,954	55,889	34,344	21,545

T. Rowe Price Health Sciences Portfolio - II	22,595	10,577	12,018	18,914	7,542	11,372

TOPS® Managed Risk Balanced ETF Portfolio - Class 2	10,617	4,901	5,716	8,310	2,645	5,665

TOPS® Managed Risk Growth ETF Portfolio - Class 2	25,855	17,931	7,924	26,185	32,774	(6,589)

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	14,836	6,554	8,282	11,838	7,857	3,981

VanEck VIP Trust Global Resources Fund - Class S Shares	100,404	47,318	53,086	52,798	65,468	(12,670)

VanEck VIP Trust Global Resources Fund - Initial Class Shares	20,066	10,788	9,278	21,202	14,809	6,393

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Vanguard VIF Balanced Portfolio	55,095	19,509	35,586	36,646	11,844	24,802

Vanguard VIF Conservative Allocation Portfolio	9,179	188	8,991	—	—	—

Vanguard VIF Equity Income Portfolio	99	1	98	—	—	—

Vanguard VIF Global Bond Index Portfolio	62,241	9,620	52,621	62,725	11,989	50,736

Vanguard VIF International Portfolio	4,253	204	4,049	—	—	—

Vanguard VIF Mid-Cap Index Portfolio	142,109	84,072	58,037	292,362	171,421	120,941

Vanguard VIF Real Estate Index Portfolio	4,844	320	4,524	—	—	—

Wanger International	43,015	31,334	11,681	33,220	10,880	22,340

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

6. Financial Highlights

Principal National sells variable life insurance products, which have multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2023, 2022, 2021, 2020 and 2019 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies.

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

AllianceBernstein VPS Discovery Value Portfolio - Class A:
2023 (13)	130	$36.22	$4,693	1.06%	—%	17.18%
2022	124	$30.91	$3,848	1.13%	—%	(15.64)%
2021	103	$36.64	$3,787	0.80%	—%	35.96%
2020	87	$26.95	$2,339	1.09%	—%	3.38%
2019	69	$26.07	$1,788	0.60%	—%	4.53%

AllianceBernstein VPS International Value Portfolio - Class A:
2023	224	$9.31	$2,090	0.84%	—%	15.08%
2022	186	$8.09	$1,502	4.91%	—%	(13.59)%
2021	155	$9.36	$1,455	2.15%	—%	11.03%
2020	146	$8.43	$1,229	2.08%	—%	2.42%
2019	134	$8.22	$1,102	0.98%	—%	3.92%

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2023	6	$42.22	$234	—%	—%	18.03%
2022	7	$35.77	$252	—%	—%	(39.09)%
2021	7	$58.73	$416	—%	—%	9.45%
2020	7	$53.66	$394	—%	—%	54.02%
2019	6	$34.84	$221	—%	—%	36.36%

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A:
2023	10	$31.46	$305	0.39%	—%	16.00%
2022	9	$27.12	$236	—%	—%	(26.98)%
2021	5	$37.14	$177	—%	—%	22.86%
2020 (6)	1	$30.23	$30	0.61%	—%	39.44%

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A:
2023	1	$15.19	$8	—%	—%	12.60%
2022	2	$13.49	$32	—%	—%	(27.59)%
2021 (16)	—	$18.63	$7	—%	—%	8.25%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Century VP Capital Appreciation Fund - Class II:
2023	51	$24.33	$1,241	—%	—%	20.56%
2022	51	$20.18	$1,028	—%	—%	(28.26)%
2021	46	$28.13	$1,285	—%	—%	11.05%
2020	35	$25.33	$891	—%	—%	42.30%
2019	28	$17.80	$504	—%	—%	6.27%

American Century VP Disciplined Core Value Fund - Class II:
2023	59	$43.09	$2,527	1.31%	—%	8.21%
2022	60	$39.82	$2,384	1.58%	—%	(12.83)%
2021	47	$45.68	$2,134	0.84%	—%	23.36%
2020	41	$37.03	$1,505	1.85%	—%	11.44%
2019	34	$33.23	$1,126	1.83%	—%	5.19%

American Century VP Inflation Protection Fund - Class II:
2023	96	$13.61	$1,308	3.38%	—%	3.42%
2022	82	$13.16	$1,074	5.37%	—%	(13.08)%
2021	64	$15.14	$974	3.25%	—%	6.32%
2020	51	$14.24	$727	1.40%	—%	7.55%
2019	46	$13.00	$594	2.33%	—%	1.01%

American Century VP International Fund - Class II:
2023	3	$30.15	$90	0.94%	—%	12.46%
2022	1	$26.81	$35	0.88%	—%	(24.86)%
2021	—	$35.68	$15	—%	—%	8.58%
2020 (6)	—	$32.86	$—	—%	—%	25.66%

American Century VP Mid Cap Value Fund - Class II:
2023	141	$47.91	$6,739	2.23%	—%	6.02%
2022	145	$45.19	$6,542	2.12%	—%	(1.37)%
2021	96	$45.82	$4,411	1.11%	—%	23.01%
2020	79	$37.25	$2,946	1.74%	—%	1.11%
2019	61	$36.84	$2,237	1.87%	—%	5.50%

American Century VP Value Fund - Class II:
2023	67	$49.26	$3,294	2.27%	—%	9.01%
2022	58	$45.19	$2,612	1.95%	—%	0.31%
2021	43	$45.05	$1,944	1.61%	—%	24.28%
2020	39	$36.25	$1,427	2.25%	—%	0.83%
2019	34	$35.95	$1,213	1.94%	—%	7.89%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares:
2023	36	$10.19	$370	—%	—%	6.15%
2022	24	$9.60	$231	0.25%	—%	(17.67)%
2021	19	$11.66	$220	2.07%	—%	(4.89)%
2020 (6)	9	$12.26	$109	2.50%	—%	9.86%

American Funds Insurance Series - Global Balanced Fund - Class 2 Shares:
2023	64	$13.30	$857	1.82%	—%	13.87%
2022	35	$11.68	$408	—%	—%	(14.56)%
2021	24	$13.67	$327	1.06%	—%	10.78%
2020	18	$12.34	$219	1.39%	—%	10.28%
2019	12	$11.19	$130	2.66%	—%	4.78%

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares:
2023	7	$11.69	$81	0.27%	—%	16.20%
2022 (7)	—	$10.06	$4	—%	—%	(29.60)%

American Funds Insurance Series - Growth Fund - Class 2 Shares:
2023	526	$38.59	$20,301	0.38%	—%	38.46%
2022	412	$27.87	$11,489	0.36%	—%	(29.92)%
2021	295	$39.77	$11,732	0.23%	—%	21.99%
2020	217	$32.60	$7,073	0.32%	—%	52.05%
2019	166	$21.44	$3,567	0.78%	—%	8.39%

American Funds Insurance Series - International Fund - Class 2 Shares:
2023	311	$13.79	$4,282	1.36%	—%	15.88%
2022	274	$11.90	$3,259	1.89%	—%	(20.83)%
2021	196	$15.03	$2,945	2.73%	—%	(1.44)%
2020	155	$15.25	$2,372	0.71%	—%	13.98%
2019	120	$13.38	$1,613	1.57%	—%	6.11%

American Funds Insurance Series - New World Fund - Class 2 Shares:
2023	481	$15.74	$7,578	1.60%	—%	15.99%
2022	411	$13.57	$5,579	1.50%	—%	(22.10)%
2021	241	$17.42	$4,204	0.98%	—%	4.94%
2020	166	$16.60	$2,749	0.07%	—%	23.60%
2019	99	$13.43	$1,336	1.02%	—%	6.93%

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares:
2023	413	$21.47	$8,872	1.98%	—%	17.26%
2022	354	$18.31	$6,473	2.11%	—%	(8.45)%
2021	245	$20.00	$4,906	1.54%	—%	27.80%
2020	189	$15.65	$2,954	1.93%	—%	8.68%
2019	128	$14.40	$1,848	2.20%	—%	7.70%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2023	32	$19.78	$636	0.52%	—%	17.95%
2022	29	$16.77	$486	0.42%	—%	(14.26)%
2021	25	$19.56	$498	0.42%	—%	25.55%
2020	23	$15.58	$356	0.53%	—%	7.82%
2019	22	$14.45	$319	0.32%	—%	5.71%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2023	7	$48.60	$349	—%	—%	58.98%
2022	4	$30.57	$112	—%	—%	(46.51)%
2021	3	$57.15	$174	—%	—%	12.63%
2020 (6)	2	$50.74	$90	—%	—%	69.59%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares:
2023	3	$47.66	$123	0.42%	—%	23.50%
2022	2	$38.59	$76	0.06%	—%	(23.05)%
2021	—	$50.15	$16	0.37%	—%	26.67%
2020 (6)	—	$39.59	$3	—%	—%	23.87%

BNY Mellon VIF Appreciation Portfolio - Service Shares:
2023	10	$53.89	$536	0.50%	—%	20.67%
2022	6	$44.66	$267	0.54%	—%	(18.25)%
2021	2	$54.63	$89	0.19%	—%	26.84%
2020 (6)	1	$43.07	$50	0.37%	—%	23.30%

Bond Market Index Account - Class 1:
2023	308	$11.63	$3,580	2.43%	—%	5.54%
2022	189	$11.02	$2,080	2.23%	—%	(13.16)%
2021	148	$12.69	$1,881	2.02%	—%	(1.78)%
2020 (6)	91	$12.92	$1,182	2.69%	—%	7.22%

Calvert VP EAFE International Index Portfolio - Class F:
2023	98	$15.57	$1,528	3.55%	—%	17.51%
2022	61	$13.25	$803	3.60%	—%	(14.74)%
2021	39	$15.54	$613	2.08%	—%	10.60%
2020 (6)	14	$14.05	$200	5.13%	—%	7.58%

Calvert VP Investment Grade Bond Index Portfolio - Class I:
2023	171	$11.53	$1,974	2.92%	—%	5.49%
2022	116	$10.93	$1,273	2.73%	—%	(12.49)%
2021	125	$12.49	$1,563	2.45%	—%	(1.81)%
2020	116	$12.72	$1,482	3.24%	—%	7.34%
2019	81	$11.85	$957	3.28%	—%	0.51%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2023	272	$34.03	$9,268	0.95%	—%	16.38%
2022	219	$29.24	$6,396	0.93%	—%	(20.67)%
2021	129	$36.86	$4,759	0.82%	—%	14.29%
2020	89	$32.25	$2,871	1.15%	—%	19.40%
2019	58	$27.01	$1,561	0.95%	—%	6.34%

Calvert VP S&P 500 Index Portfolio:
2023	17	$29.56	$508	1.57%	—%	25.89%
2022	13	$23.48	$309	1.24%	—%	(18.33)%
2021	14	$28.75	$388	1.35%	—%	28.41%
2020	15	$22.39	$347	1.70%	—%	18.09%
2019	17	$18.96	$325	1.82%	—%	31.21%

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	128	$37.83	$4,847	1.26%	—%	15.90%
2022	120	$32.64	$3,912	0.96%	—%	(13.51)%
2021	111	$37.74	$4,171	0.87%	—%	24.19%
2020	104	$30.39	$3,161	1.28%	—%	13.10%
2019	94	$26.87	$2,524	1.19%	—%	4.96%

ClearBridge Variable Mid Cap Portfolio - Class I Shares:
2023	79	$17.17	$1,362	0.14%	—%	12.89%
2022	66	$15.21	$1,003	0.41%	—%	(25.29)%
2021	52	$20.36	$1,050	0.03%	—%	28.70%
2020	31	$15.82	$494	0.34%	—%	15.31%
2019	23	$13.72	$311	0.64%	—%	6.11%

ClearBridge Variable Small Cap Growth Portfolio - Class I Shares:
2023	127	$26.06	$3,301	—%	—%	8.40%
2022	99	$24.04	$2,377	—%	—%	(28.85)%
2021	60	$33.79	$2,043	—%	—%	12.60%
2020 (6)	26	$30.01	$781	—%	—%	43.25%

Core Plus Bond Account - Class 1:
2023	474	$27.94	$13,250	3.14%	—%	5.35%
2022	294	$26.52	$7,787	3.50%	—%	(14.12)%
2021	156	$30.88	$4,828	2.70%	—%	(0.45)%
2020	121	$31.02	$3,746	3.98%	—%	9.53%
2019	65	$28.32	$1,839	3.24%	—%	1.07%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Delaware VIP Small Cap Value Series - Service Class:
2023	102	$35.70	$3,628	0.61%	—%	9.11%
2022	92	$32.72	$3,023	0.50%	—%	(12.37)%
2021	78	$37.34	$2,910	0.58%	—%	34.03%
2020	67	$27.86	$1,863	0.99%	—%	(2.18)%
2019	59	$28.48	$1,692	0.73%	—%	6.03%

Diversified International Account - Class 1:
2023	246	$38.64	$9,530	1.32%	—%	17.43%
2022	219	$32.90	$7,217	2.84%	—%	(20.01)%
2021	159	$41.13	$6,537	1.36%	—%	9.74%
2020	106	$37.47	$3,988	2.75%	—%	16.15%
2019	86	$32.26	$2,762	1.70%	—%	5.87%

DWS Alternative Asset Allocation VIP - Class B:
2023	9	$12.67	$110	5.72%	—%	5.67%
2022	5	$11.99	$58	4.86%	—%	(7.70)%
2021	1	$12.99	$15	3.25%	—%	12.27%
2020 (6)	1	$11.57	$11	—%	—%	5.37%

DWS Small Mid Cap Value VIP - Class B:
2023	21	$27.96	$574	0.89%	—%	14.59%
2022	23	$24.40	$565	0.45%	—%	(16.15)%
2021	19	$29.10	$541	0.87%	—%	30.03%
2020	17	$22.38	$374	1.09%	—%	(1.10)%
2019	13	$22.63	$302	0.34%	—%	5.11%

Equity Income Account - Class 1:
2023	648	$35.46	$22,960	2.15%	—%	11.23%
2022	577	$31.88	$18,388	2.06%	—%	(10.50)%
2021	409	$35.62	$14,552	2.08%	—%	22.45%
2020	291	$29.09	$8,465	2.05%	—%	6.44%
2019	214	$27.33	$5,845	1.94%	—%	5.73%

Fidelity VIP Contrafund® Portfolio - Service Class 2:
2023	263	$76.22	$20,042	0.28%	—%	33.11%
2022	242	$57.26	$13,852	0.29%	—%	(26.49)%
2021	210	$77.89	$16,336	0.03%	—%	27.52%
2020	192	$61.08	$11,740	0.07%	—%	30.23%
2019	173	$46.90	$8,116	0.22%	—%	7.05%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity VIP Equity-Income Portfolio - Service Class 2:
2023	95	$42.75	$4,059	1.87%	—%	10.38%
2022	83	$38.73	$3,225	1.85%	—%	(5.24)%
2021	73	$40.87	$2,998	1.77%	—%	24.60%
2020	59	$32.80	$1,950	1.76%	—%	6.42%
2019	45	$30.82	$1,384	1.82%	—%	6.02%

Fidelity VIP Extended Market Index Portfolio - Service Class 2:
2023	117	$14.77	$1,729	2.05%	—%	17.13%
2022	42	$12.61	$525	1.49%	—%	(18.33)%
2021	22	$15.44	$344	1.71%	—%	20.91%
2020	4	$12.77	$45	1.49%	—%	16.20%
2019 (5)	—	$10.99	$4	3.22%	—%	5.67%

Fidelity VIP Government Money Market Portfolio - Service Class:
2023	5,761	$11.10	$63,942	4.59%	—%	4.82%
2022	3,629	$10.59	$38,441	1.50%	—%	1.34%
2021	1,868	$10.45	$19,516	0.01%	—%	—%
2020	1,374	$10.45	$14,359	0.21%	—%	0.29%
2019	712	$10.42	$7,419	1.87%	—%	0.29%

Fidelity VIP High Income Portfolio - Service Class 2:
2023	126	$34.55	$4,348	6.05%	—%	10.24%
2022	117	$31.34	$3,682	5.50%	—%	(11.69)%
2021	105	$35.49	$3,718	5.48%	—%	4.29%
2020	87	$34.03	$2,967	5.45%	—%	2.44%
2019	78	$33.22	$2,595	5.43%	—%	1.87%

Fidelity VIP International Index Portfolio - Service Class 2:
2023	344	$12.69	$4,366	3.03%	—%	15.89%
2022	229	$10.95	$2,508	2.64%	—%	(16.22)%
2021	105	$13.07	$1,369	3.84%	—%	7.48%
2020	34	$12.16	$412	1.66%	—%	10.34%
2019 (5)	—	$11.02	$3	7.37%	—%	5.25%

Fidelity VIP Mid Cap Portfolio - Service Class 2:
2023	127	$45.02	$8,950	0.41%	—%	14.79%
2022	119	$39.22	$7,206	0.29%	—%	(14.97)%
2021	106	$46.12	$7,730	0.39%	—%	25.29%
2020	98	$36.81	$5,723	0.41%	—%	17.86%
2019	85	$50.10	$4,263	0.70%	—%	6.35%

Fidelity VIP Strategic Income Portfolio - Service Class 2:
2023	247	$11.96	$2,951	5.02%	—%	9.12%
2022	166	$10.96	$1,817	4.23%	—%	(11.47)%
2021	99	$12.38	$1,231	3.00%	—%	3.51%
2020 (6)	46	$11.96	$552	5.57%	—%	7.17%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity VIP Total Market Index Portfolio - Service Class 2:
2023	413	$17.21	$7,104	0.98%	—%	25.71%
2022	282	$13.69	$3,862	1.46%	—%	(19.42)%
2021	133	$16.99	$2,258	1.08%	—%	25.39%
2020	68	$13.55	$923	2.24%	—%	20.02%
2019 (5)	3	$11.29	$31	3.95%	—%	6.51%

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2:
2023	37	$40.78	$1,494	5.18%	—%	8.63%
2022	11	$37.54	$423	4.91%	—%	(5.49)%
2021	5	$39.72	$205	4.33%	—%	16.75%
2020 (6)	2	$34.02	$73	9.09%	—%	0.71%

Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2:
2023	66	$50.73	$3,335	2.53%	—%	20.33%
2022	66	$42.16	$2,801	1.44%	—%	(4.77)%
2021	66	$44.27	$2,906	2.77%	—%	19.13%
2020	62	$37.16	$2,286	2.52%	—%	(4.45)%
2019	57	$38.89	$2,217	1.65%	—%	5.88%

Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2:
2023	1	$35.08	$38	1.77%	—%	13.49%
2022	1	$30.91	$27	2.20%	—%	(7.46)%
2021	—	$33.40	$—	—%	—%	19.20%
2020 (6)	—	$28.02	$1	—%	—%	(5.05)%

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2:
2023	115	$58.87	$6,778	0.92%	—%	12.07%
2022	102	$52.53	$5,373	0.79%	—%	(10.57)%
2021	84	$58.74	$4,948	0.85%	—%	26.79%
2020	76	$46.33	$3,517	1.28%	—%	15.97%
2019	74	$39.95	$2,957	1.23%	—%	6.28%

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2:
2023	49	$55.39	$2,701	0.53%	—%	12.74%
2022	43	$49.13	$2,106	0.91%	—%	(10.07)%
2021	32	$54.63	$1,751	1.02%	—%	25.38%
2020	26	$43.57	$1,143	1.40%	—%	5.19%
2019	19	$41.42	$805	1.03%	—%	4.36%

Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2:
2023	32	$17.64	$569	5.30%	—%	8.15%
2022	30	$16.31	$483	4.23%	—%	(10.73)%
2021	9	$18.27	$169	3.65%	—%	2.12%
2020 (6)	3	$17.89	$59	4.20%	—%	3.41%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2:
2023	—	$11.78	$2	1.99%	—%	4.43%
2022	—	$11.28	$1	2.07%	—%	(9.69)%
2021	—	$12.49	$—	—%	—%	(1.89)%

Frankin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2:
2023	26	$20.11	$528	1.80%	—%	12.60%
2022	13	$17.86	$228	2.08%	—%	(21.97)%
2021	11	$22.89	$242	0.58%	—%	(5.76)%
2020 (6)	3	$24.29	$68	1.06%	—%	17.23%

Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2:
2023	20	$14.16	$288	3.13%	—%	20.82%
2022	11	$11.72	$132	2.84%	—%	(7.64)%
2021	3	$12.69	$43	2.02%	—%	4.19%
2020 (6)	1	$12.18	$12	1.19%	—%	(1.14)%

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2:
2023	175	$14.68	$2,575	—%	—%	2.87%
2022	148	$14.27	$2,106	—%	—%	(4.93)%
2021	132	$15.01	$1,979	—%	—%	(5.00)%
2020	126	$15.80	$1,999	8.31%	—%	(5.33)%
2019	112	$16.68	$1,867	6.96%	—%	1.28%

Global Emerging Markets Account - Class 1:
2023	102	$44.33	$4,532	2.37%	—%	12.50%
2022	115	$39.40	$4,520	1.70%	—%	(22.65)%
2021	96	$50.94	$4,901	0.46%	—%	0.57%
2020	76	$50.65	$3,829	2.44%	—%	19.23%
2019	73	$42.48	$3,095	0.94%	—%	6.87%

Government & High Quality Bond Account - Class 1:
2023	228	$13.76	$3,141	2.42%	—%	4.64%
2022	186	$13.15	$2,450	1.48%	—%	(11.80)%
2021	173	$14.91	$2,573	2.20%	—%	(1.32)%
2020	148	$15.11	$2,234	2.72%	—%	2.86%
2019	122	$14.69	$1,793	2.81%	—%	0.62%

Invesco V.I. American Franchise Fund - Series II Shares:
2023	22	$40.14	$871	—%	—%	40.60%
2022	15	$28.55	$425	—%	—%	(31.30)%
2021	11	$41.56	$478	—%	—%	11.66%
2020	10	$37.22	$354	—%	—%	42.01%
2019	8	$26.21	$213	—%	—%	8.13%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. American Value Fund - Series I Shares:
2023	26	$17.59	$463	0.53%	—%	15.57%
2022	30	$15.22	$453	0.88%	—%	(2.62)%
2021	12	$15.63	$189	0.46%	—%	28.01%
2020	10	$12.21	$122	1.07%	—%	1.08%
2019	6	$12.08	$73	0.72%	—%	7.28%

Invesco V.I. Core Equity Fund - Series II Shares:
2023	13	$54.63	$716	0.52%	—%	23.07%
2022	10	$44.39	$440	0.70%	—%	(20.75)%
2021	7	$56.01	$401	0.47%	—%	27.38%
2020	6	$43.97	$270	1.14%	—%	13.56%
2019	5	$38.72	$196	0.17%	—%	6.34%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2023	107	$13.95	$1,489	—%	—%	13.14%
2022	110	$12.33	$1,362	—%	—%	(30.96)%
2021	57	$17.86	$1,024	—%	—%	19.07%
2020 (8)	4	$15.00	$59	—%	—%	48.22%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2023	12	$40.41	$472	0.21%	—%	18.16%
2022	8	$34.20	$278	2.16%	—%	(18.32)%
2021	2	$41.87	$88	1.25%	—%	5.89%
2020 (6)	1	$39.54	$43	4.36%	—%	14.01%

Invesco V.I. Global Real Estate Fund - Series I Shares:
2023	15	$12.30	$183	1.67%	—%	9.04%
2022	10	$11.28	$110	2.75%	—%	(24.90)%
2021	9	$15.02	$133	2.57%	—%	25.69%
2020 (6)	7	$11.95	$85	6.53%	—%	(12.33)%

Invesco V.I. Health Care Fund - Series I Shares:
2023	130	$43.37	$5,636	—%	—%	3.02%
2022	125	$42.10	$5,262	—%	—%	(13.32)%
2021	110	$48.57	$5,334	0.22%	—%	12.30%
2020	98	$43.25	$4,241	0.33%	—%	14.48%
2019	90	$37.78	$3,387	0.04%	—%	14.07%

Invesco V.I. Main Street Mid Cap Fund - Series II Shares:
2023	37	$32.19	$1,187	0.04%	—%	14.15%
2022	32	$28.20	$891	0.07%	—%	(14.47)%
2021	31	$32.97	$1,037	0.27%	—%	22.88%
2020	25	$26.83	$658	0.51%	—%	8.93%
2019	22	$24.63	$531	0.22%	—%	6.62%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2023	41	$43.66	$1,771	1.01%	—%	17.81%
2022	32	$37.06	$1,198	0.26%	—%	(16.04)%
2021	32	$44.14	$1,409	0.19%	—%	22.27%
2020	26	$36.10	$922	0.39%	—%	19.62%
2019	22	$30.18	$665	—%	—%	6.23%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2023	3	$32.29	$111	—%	—%	16.57%
2022	2	$27.70	$50	—%	—%	(20.49)%
2021 (16)	2	$34.84	$58	0.12%	—%	20.39%

Janus Henderson Balanced Portfolio - Service Shares:
2023	142	$49.41	$7,020	1.88%	—%	15.15%
2022	76	$42.91	$3,255	1.28%	—%	(16.61)%
2021	37	$51.46	$1,882	0.97%	—%	16.90%
2020 (6)	14	$44.02	$601	2.41%	—%	14.04%

Janus Henderson Enterprise Portfolio - Service Shares:
2023	152	$64.48	$9,806	0.09%	—%	17.77%
2022	143	$54.75	$7,839	0.25%	—%	(16.14)%
2021	110	$65.29	$7,178	0.16%	—%	16.55%
2020	36	$56.02	$2,036	0.04%	—%	19.17%
2019	10	$47.01	$479	0.06%	—%	5.66%

Janus Henderson Flexible Bond Portfolio - Service Shares:
2023	113	$23.60	$2,672	3.90%	—%	5.31%
2022	77	$22.41	$1,727	2.28%	—%	(13.91)%
2021	35	$26.03	$899	2.63%	—%	(1.10)%
2020 (6)	11	$26.32	$277	4.12%	—%	10.26%

Janus Henderson Forty Portfolio - Service Shares:
2023	166	$48.47	$8,028	0.13%	—%	39.64%
2022	153	$34.71	$5,315	0.06%	—%	(33.72)%
2021	129	$52.37	$6,777	0.52%	—%	22.62%
2020	120	$42.71	$5,120	0.62%	—%	39.03%
2019	110	$30.72	$3,371	0.02%	—%	6.85%

Janus Henderson Global Research Portfolio - Service Shares:
2023	19	$36.68	$709	0.86%	—%	26.48%
2022	11	$29.00	$324	1.53%	—%	(19.62)%
2021	2	$36.08	$85	0.46%	—%	17.79%
2020 (6)	—	$30.63	$3	0.98%	—%	19.79%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2023	1	$11.52	$12	1.09%	—%	23.21%
2022 (10)	1	$9.35	$8	1.08%	—%	(6.87)%

Janus Henderson Global Technology and Innovation Portfolio - Service Shares:
2023	269	$20.16	$5,429	—%	—%	54.25%
2022	201	$13.07	$2,633	—%	—%	(37.10)%
2021	146	$20.78	$3,036	0.64%	—%	17.73%
2020	73	$17.65	$1,284	—%	—%	50.73%
2019 (5)	9	$11.71	$111	—%	—%	8.73%

LargeCap Growth Account I - Class 1:
2023	337	$111.07	$37,380	—%	—%	40.35%
2022	277	$79.14	$21,921	—%	—%	(34.16)%
2021	189	$120.20	$22,769	—%	—%	21.89%
2020	127	$98.61	$12,552	0.03%	—%	36.20%
2019	84	$72.40	$6,092	0.06%	—%	7.45%

LargeCap S&P 500 Index Account - Class 1:
2023	1,938	$52.40	$101,552	1.48%	—%	25.96%
2022	1,397	$41.60	$58,118	1.41%	—%	(18.34)%
2021	861	$50.94	$43,865	1.44%	—%	28.34%
2020	531	$39.69	$21,066	1.81%	—%	18.09%
2019	429	$33.61	$14,420	1.92%	—%	6.63%

Lord Abbett Series Fund Developing Growth Portfolio - Class VC:
2023	114	$23.19	$2,644	—%	—%	8.16%
2022	91	$21.44	$1,947	—%	—%	(35.98)%
2021	59	$33.49	$1,988	—%	—%	(2.76)%
2020	38	$34.44	$1,317	—%	—%	72.63%
2019	15	$19.95	$305	—%	—%	4.56%

MFS® Blended Research® Small Cap Equity Portfolio Series - Service Class:
2023	61	$20.78	$1,267	0.54%	—%	18.68%
2022	55	$17.51	$957	0.51%	—%	(18.56)%
2021	36	$21.50	$784	0.71%	—%	29.21%
2020	25	$16.64	$417	0.75%	—%	2.09%
2019	7	$16.30	$107	0.48%	—%	8.09%

MFS® Global Equity Series - Service Class:
2023	19	$39.55	$751	0.54%	—%	13.88%
2022	14	$34.73	$471	0.23%	—%	(17.93)%
2021	9	$42.32	$373	0.53%	—%	16.87%
2020 (6)	4	$36.21	$148	1.31%	—%	13.05%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Growth Series - Service Class:
2023	49	$80.62	$3,972	—%	—%	35.52%
2022	39	$59.49	$2,309	—%	—%	(31.81)%
2021	30	$87.24	$2,580	—%	—%	23.24%
2020 (6)	4	$70.79	$290	—%	—%	31.53%

MFS® Inflation-Adjusted Bond Portfolio - Service Class:
2023	7	$9.88	$72	2.53%	—%	2.49%
2022	6	$9.64	$61	4.34%	—%	(21.69)%
2021	5	$12.31	$63	0.80%	—%	1.32%
2020 (6)	4	$12.15	$43	0.21%	—%	13.23%

MFS® International Intrinsic Value Portfolio - Service Class:
2023	168	$20.90	$3,514	0.49%	—%	17.35%
2022	122	$17.81	$2,165	0.55%	—%	(23.76)%
2021	63	$23.36	$1,461	0.15%	—%	10.29%
2020 (6)	26	$21.18	$557	0.86%	—%	20.20%

MFS® Mid Cap Value Series - Service Class:
2023	256	$19.39	$4,957	1.69%	—%	12.41%
2022	172	$17.25	$2,962	0.83%	—%	(9.02)%
2021	119	$18.96	$2,263	0.82%	—%	30.58%
2020	67	$14.52	$968	1.05%	—%	3.71%
2019	54	$14.00	$754	0.98%	—%	5.98%

MFS® New Discovery Series - Service Class:
2023	38	$54.54	$2,049	—%	—%	14.24%
2022	35	$47.74	$1,661	—%	—%	(29.99)%
2021	26	$68.19	$1,784	—%	—%	1.56%
2020	23	$67.14	$1,526	—%	—%	45.58%
2019	19	$46.12	$877	—%	—%	8.70%

MFS® New Discovery Value Portfolio - Service Class:
2023	89	$22.60	$2,003	0.97%	—%	11.22%
2022	66	$20.32	$1,349	0.45%	—%	(11.23)%
2021	37	$22.89	$847	0.63%	—%	33.86%
2020	30	$17.10	$505	0.98%	—%	3.76%
2019	10	$16.48	$168	0.53%	—%	6.32%

MFS® Research International Series - Service Class:
2023	68	$14.78	$1,008	0.83%	—%	12.82%
2022	54	$13.10	$709	1.77%	—%	(17.82)%
2021	29	$15.94	$468	0.71%	—%	11.24%
2020 (6)	19	$14.33	$275	2.23%	—%	12.75%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Total Return Series - Service Class:
2023	6	$25.87	$160	1.95%	—%	10.23%
2022	4	$23.47	$91	1.87%	—%	(9.83)%
2021	1	$26.03	$38	1.81%	—%	13.82%
2020 (6)	1	$22.87	$19	0.82%	—%	9.53%

MFS® Utilities Series - Service Class:
2023	172	$25.11	$4,313	3.47%	—%	(2.33)%
2022	170	$25.71	$4,383	2.17%	—%	0.47%
2021	153	$25.59	$3,924	1.58%	—%	13.83%
2020	131	$22.48	$2,948	2.29%	—%	5.64%
2019	115	$21.28	$2,448	3.78%	—%	2.60%

MFS® Value Series - Service Class:
2023	47	$51.78	$2,426	1.50%	—%	7.63%
2022	28	$48.11	$1,368	1.15%	—%	(6.15)%
2021	23	$51.26	$1,169	1.10%	—%	25.18%
2020 (6)	6	$40.95	$239	1.42%	—%	3.20%

MidCap Account - Class 1:
2023	85	$176.71	$14,958	—%	—%	26.08%
2022	62	$140.16	$8,649	0.19%	—%	(22.98)%
2021	54	$181.97	$9,890	0.14%	—%	25.53%
2020	49	$144.96	$7,096	0.75%	—%	16.24%
2019	44	$122.50	$5,438	0.28%	—%	43.09%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2023	4	$20.41	$74	—%	—%	17.91%
2022	2	$17.31	$35	—%	—%	(28.82)%
2021 (16)	1	$24.32	$18	—%	—%	12.75%

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares:
2023	34	$16.73	$562	0.34%	—%	26.93%
2022	35	$13.18	$465	0.45%	—%	(18.44)%
2021	35	$16.16	$569	0.39%	—%	23.45%
2020	33	$13.09	$430	0.79%	—%	19.54%
2019 (4)	26	$10.95	$282	0.56%	—%	6.52%

PIMCO VIT All Asset Portfolio - Administrative Class:
2023	9	$16.50	$157	3.13%	—%	7.98%
2022	4	$15.28	$59	7.88%	—%	(11.83)%
2021 (16)	1	$17.33	$22	3.67%	—%	16.23%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

PIMCO VIT Commodity Real Return® Strategy Portfolio - Administrative Class:
2023	22	$8.29	$181	14.84%	—%	(7.79)%
2022	22	$8.99	$197	19.52%	—%	8.57%
2021	17	$8.28	$137	5.27%	—%	33.33%
2020 (6)	6	$6.21	$39	4.99%	—%	1.31%

PIMCO VIT Emerging Market Bond Portfolio - Administrative Class:
2023	6	$13.75	$83	5.62%	—%	11.16%
2022	5	$12.37	$58	4.81%	—%	(15.74)%
2021	2	$14.68	$34	4.55%	—%	(2.59)%
2020 (6)	1	$15.07	$13	4.41%	—%	6.73%

PIMCO VIT High Yield Portfolio - Administrative Class:
2023	204	$22.12	$4,510	5.53%	—%	12.23%
2022	150	$19.71	$2,965	5.09%	—%	(10.29)%
2021	91	$21.97	$1,998	4.30%	—%	3.63%
2020 (6)	18	$21.20	$384	4.44%	—%	5.74%

PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class:
2023	39	$10.99	$429	2.37%	—%	4.07%
2022	30	$10.56	$319	2.05%	—%	(28.94)%
2021	13	$14.86	$197	1.44%	—%	(4.74)%
2020 (6)	3	$15.60	$42	1.50%	—%	17.38%

PIMCO VIT Low Duration Portfolio - Administrative Class:
2023	28	$10.76	$299	3.68%	—%	4.98%
2022	131	$10.25	$1,347	1.80%	—%	(5.79)%
2021	33	$10.88	$362	0.54%	—%	(0.91)%
2020 (6)	3	$10.98	$34	0.66%	—%	3.00%

PIMCO VIT Real Return Portfolio - Administrative Class:
2023	117	$14.73	$1,723	3.01%	—%	3.66%
2022	90	$14.21	$1,280	6.83%	—%	(11.90)%
2021	52	$16.13	$831	5.25%	—%	—%
2020 (6)	21	$15.27	$320	1.29%	—%	11.70%

PIMCO VIT Short-Term Portfolio - Administrative Class:
2023	233	$12.78	$2,977	4.43%	—%	5.97%
2022	123	$12.06	$1,481	1.66%	—%	(0.17)%
2021	95	$12.08	$1,143	0.98%	—%	(0.08)%
2020 (6)	48	$12.09	$586	0.62%	—%	2.28%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

PIMCO VIT Total Return Portfolio - Administrative Class:
2023	63	$14.20	$898	3.58%	—%	5.97%
2022	74	$13.40	$987	2.64%	—%	(14.32)%
2021	43	$15.64	$666	1.80%	—%	(1.26)%
2020 (6)	20	$15.84	$321	1.71%	—%	8.72%

Principal Capital Appreciation Account - Class 1:
2023	188	$26.40	$4,974	0.84%	—%	25.18%
2022	160	$21.09	$3,381	0.79%	—%	(16.44)%
2021	150	$25.24	$3,786	0.89%	—%	27.86%
2020	123	$19.74	$2,434	1.35%	—%	18.70%
2019	101	$16.63	$1,682	1.66%	—%	5.92%

Principal LifeTime 2020 Account - Class 1:
2023	443	$30.53	$13,538	2.69%	—%	12.28%
2022	355	$27.19	$9,659	3.41%	—%	(14.39)%
2021	215	$31.76	$6,818	1.67%	—%	9.18%
2020	81	$29.09	$2,358	2.83%	—%	12.88%
2019	23	$25.77	$589	2.38%	—%	3.33%

Principal LifeTime 2030 Account - Class 1:
2023	1,455	$33.57	$48,845	1.82%	—%	15.08%
2022	1,006	$29.17	$29,343	3.07%	—%	(16.85)%
2021	621	$35.08	$21,797	1.46%	—%	12.79%
2020	354	$31.10	$10,994	2.14%	—%	14.88%
2019	192	$27.07	$5,193	2.09%	—%	4.32%

Principal LifeTime 2040 Account - Class 1:
2023	790	$37.71	$29,805	1.37%	—%	18.28%
2022	571	$31.88	$18,196	3.55%	—%	(18.11)%
2021	357	$38.93	$13,883	1.36%	—%	15.28%
2020	238	$33.76	$8,044	2.03%	—%	16.09%
2019	179	$29.08	$5,199	1.89%	—%	4.91%

Principal LifeTime 2050 Account - Class 1:
2023	345	$39.75	$13,699	1.21%	—%	20.37%
2022	240	$33.02	$7,939	3.74%	—%	(18.81)%
2021	154	$40.67	$6,263	1.16%	—%	17.03%
2020	106	$34.75	$3,697	1.88%	—%	16.65%
2019	80	$29.79	$2,386	1.86%	—%	5.34%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime 2060 Account - Class 1:
2023	366	$23.40	$8,563	1.14%	—%	20.31%
2022	259	$19.45	$5,038	3.45%	—%	(18.79)%
2021	199	$23.95	$4,760	1.04%	—%	17.98%
2020	140	$20.30	$2,850	1.63%	—%	16.53%
2019	99	$17.42	$1,726	1.35%	—%	5.64%

Principal LifeTime Strategic Income Account - Class 1:
2023	245	$21.85	$5,356	1.40%	—%	10.75%
2022	76	$19.72	$1,502	3.54%	—%	(13.09)%
2021	53	$22.69	$1,200	2.30%	—%	4.51%
2020	22	$21.71	$477	2.46%	—%	10.32%
2019	16	$19.68	$308	2.38%	—%	1.97%

Putnam VT International Value Fund - Class IB:
2023	11	$14.83	$169	1.18%	—%	18.73%
2022	5	$12.49	$64	1.70%	—%	(6.86)%
2021 (15)	1	$13.41	$13	0.77%	—%	15.01%

Putnam VT Large Cap Growth Class IB:
2023 (14)	176	$31.47	$5,552	—%	—%	44.49%
2022	99	$21.78	$2,149	—%	—%	(30.50)%
2021	67	$31.34	$2,112	—%	—%	22.66%
2020	55	$25.55	$1,411	0.04%	—%	38.71%
2019	26	$18.42	$487	0.12%	—%	6.78%

Real Estate Securities Account - Class 1:
2023	124	$111.26	$13,835	2.05%	—%	13.33%
2022	118	$98.17	$11,610	1.33%	—%	(25.41)%
2021	87	$131.62	$11,476	1.52%	—%	40.44%
2020	68	$93.72	$6,386	2.08%	—%	(3.41)%
2019	55	$97.03	$5,322	1.84%	—%	(0.88)%

Rydex VI Basic Materials Fund:
2023	$14	$14.36	$206	$—	$—	$8.95%
2022	9	$13.18	$118	0.62%	—%	(9.66)%
2021	6	$14.59	$94	0.68%	—%	23.02%
2020 (6)	2	$11.86	$25	—%	—%	19.68%

Rydex VI Utilities Fund:
2023	—	$13.22	$—	2.65%	—%	(7.16)%
2022	—	$14.24	$4	0.93%	—%	1.06%
2021	—	$14.09	$4	1.54%	—%	14.55%
2020 (6)	—	$12.30	$3	—%	—%	(5.17)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

SAM Balanced Portfolio - Class 1:
2023	1,098	$26.48	$29,062	2.43%	—%	15.99%
2022	1,050	$22.83	$23,962	2.40%	—%	(16.16)%
2021	1,165	$27.22	$31,717	1.60%	—%	13.74%
2020	1,002	$23.93	$23,975	2.23%	—%	11.25%
2019	972	$21.51	$20,914	2.53%	—%	3.81%

SAM Conservative Balanced Portfolio- Class 1:
2023	465	$23.18	$10,790	3.12%	—%	11.98%
2022	368	$20.70	$7,625	2.47%	—%	(14.46)%
2021	307	$24.20	$7,437	1.87%	—%	9.70%
2020	277	$22.06	$6,118	2.43%	—%	9.59%
2019	257	$20.12	$5,171	2.92%	—%	2.86%

SAM Conservative Growth Portfolio- Class 1:
2023	1,408	$29.02	$40,869	1.80%	—%	19.37%
2022	1,342	$24.31	$32,623	2.14%	—%	(17.79)%
2021	1,258	$29.57	$37,189	1.22%	—%	17.71%
2020	1,231	$25.12	$30,911	1.91%	—%	12.95%
2019	1,123	$22.24	$24,980	1.88%	—%	4.71%

SAM Flexible Income Portfolio - Class 1:
2023	319	$21.34	$6,799	3.41%	—%	9.38%
2022	330	$19.51	$6,428	2.96%	—%	(13.10)%
2021	287	$22.45	$6,436	2.30%	—%	6.85%
2020	237	$21.00	$4,987	2.77%	—%	7.25%
2019	213	$19.58	$4,176	3.69%	—%	2.03%

SAM Strategic Growth Portfolio - Class 1:
2023	2,270	$30.83	$69,976	1.41%	—%	21.86%
2022	2,140	$25.30	$54,126	2.16%	—%	(18.81)%
2021	2,106	$31.14	$65,593	0.97%	—%	19.86%
2020	1,900	$25.98	$49,366	1.83%	—%	15.36%
2019	1,671	$22.52	$37,635	1.56%	—%	5.58%

Short-Term Income Account - Class 1:
2023	1,239	$14.62	$18,109	1.88%	—%	5.56%
2022	1,090	$13.85	$15,096	1.31%	—%	(3.42)%
2021	556	$14.34	$7,977	1.59%	—%	(0.69)%
2020	275	$14.44	$3,972	2.32%	—%	3.36%
2019	162	$13.97	$2,259	2.59%	—%	0.36%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

SmallCap Account - Class 1:
2023	140	$51.68	$7,251	0.30%	—%	15.54%
2022	127	$44.73	$5,697	0.06%	—%	(20.64)%
2021	106	$56.36	$5,963	0.32%	—%	20.12%
2020	83	$46.92	$3,893	0.52%	—%	22.19%
2019	72	$38.40	$2,771	0.34%	—%	5.67%

T. Rowe Price Health Sciences Portfolio - II:
2023	34	$19.10	$647	—%	—%	2.69%
2022	22	$18.60	$407	—%	—%	(12.72)%
2021	10	$21.31	$223	—%	—%	12.87%
2020 (6)	8	$18.88	$148	—%	—%	29.23%

TOPS® Managed Risk Balanced ETF Portfolio - Class 2:
2023	47	$15.94	$749	0.30%	—%	9.03%
2022	41	$14.62	$603	19.87%	—%	(11.87)%
2021	36	$16.59	$591	1.12%	—%	8.57%
2020	35	$15.28	$535	2.31%	—%	5.89%
2019	40	$14.43	$572	2.29%	—%	3.07%

TOPS® Managed Risk Growth ETF Portfolio - Class 2:
2023	147	$17.46	$2,570	0.49%	—%	11.14%
2022	139	$15.71	$2,188	7.96%	—%	(13.73)%
2021	146	$18.21	$2,656	1.11%	—%	12.55%
2020	147	$16.18	$2,374	2.27%	—%	5.20%
2019	137	$15.38	$2,111	2.04%	—%	4.84%

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2:
2023	105	$17.22	$1,814	0.42%	—%	10.31%
2022	97	$15.61	$1,514	15.59%	—%	(13.33)%
2021	93	$18.01	$1,676	1.15%	—%	11.04%
2020	92	$16.22	$1,485	2.67%	—%	5.94%
2019	72	$15.31	$1,110	2.28%	—%	3.87%

VanEck VIP Trust Global Resources Fund - Class S Shares:
2023	218	$8.27	$1,806	2.61%	—%	(3.84)%
2022	165	$8.60	$1,422	1.59%	—%	8.04%
2021	178	$7.96	$1,416	0.33%	—%	18.63%
2020	148	$6.71	$994	0.68%	—%	18.97%
2019	101	$5.64	$568	—%	—%	8.25%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

	December 31,				For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

VanEck VIP Trust Global Resources Fund - Initial Class Shares:
2023	17	$9.91	$165	3.00%	—%	(3.60)%
2022	7	$10.28	$76	1.64%	—%	8.32%
2021	1	$9.49	$10	0.18%	—%	18.92%
2020 (6)	—	$7.98	$2	—%	—%	19.10%

Vanguard VIF Balanced Portfolio:
2023	69	$51.35	$3,545	1.60%	—%	14.31%
2022	33	$44.92	$1,503	1.27%	—%	(14.29)%
2021	9	$52.41	$453	1.40%	—%	19.01%
2020 (9)	2	$44.04	$84	—%	—%	11.02%

Vanguard VIF Conservative Allocation Portfolio:
2023 (12)	9	$9.95	$90	—%	—%	6.53%

Vanguard VIF Equity Income Portfolio:
2023 (12)	—	$11.49	$1	—%	—%	10.59%

Vanguard VIF Global Bond Index Portfolio:
2023	124	$9.32	$1,153	1.41%	—%	6.51%
2022	71	$8.75	$622	1.20%	—%	(13.11)%
2021 (15)	20	$10.07	$205	0.49%	—%	(1.85)%

Vanguard VIF International Portfolio:
2023 (11)	4	$7.99	$32	—%	—%	14.63%

Vanguard VIF Mid-Cap Index Portfolio:
2023	278	$66.90	$18,567	1.27%	—%	15.84%
2022	220	$57.75	$12,678	0.88%	—%	(18.82)%
2021	99	$71.14	$7,013	0.78%	—%	24.35%
2020 (6)	31	$57.21	$1,761	0.51%	—%	18.08%

Vanguard VIF Real Estate Index Portfolio:
2023 (11)	5	$10.03	$45	0.92%	—%	11.69%

Wanger International:
2023	107	$13.40	$1,438	0.36%	—%	16.93%
2022	96	$11.46	$1,095	0.93%	—%	(33.83)%
2021	73	$17.32	$1,269	0.54%	—%	18.87%
2020	62	$14.57	$899	1.94%	—%	14.36%
2019	61	$12.74	$777	0.87%	—%	8.43%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(5)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations January 1, 2020.
(7)	Commenced operations June 5, 2020. Fund did not have net assets until 2022.
(8)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(9)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(10)	Fund was made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)	Fund was made available to policyholders on June 6, 2022. Fund did not have net assets until 2023.
(12)	Fund was made available to policyholders on June 5, 2023. Investment income ratios have been annualized for the year ended December 31, 2023.
(13)	Represented the operations of Alliance Bernstein VPS Small/Mid Cap Value Portfolio - Class A until June 3, 2023.
(14)	Represented the operations of Putnam VT Growth Opportunities Class IB Division until June 3, 2023.
(15)	Fund was made available to policyholders on June 8, 2020. Fund did not have net assets until 2021.
(16)	Fund was made available to policyholders on January 1, 2020. Fund did not have net assets until 2021.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2023

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 10, 2024, and determined no items required recognition or disclosure.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholder
Principal National Life Insurance Company
Opinion
We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2023 and 2022, and the related statutory-basis statements of operations and capital and surplus and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements (collectively referred to as the "financial statements").
Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, on the basis of accounting described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.
Basis for Opinion
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department of Insurance and Financial Services of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by Insurance Division of the Department of Insurance and Financial Services of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditor's Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
    /s/ Ernst & Young LLP
April 12, 2024

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position
	December 31,
	2023	2022
Admitted assets
Bonds	$70,133,517	$70,727,433
Cash, cash equivalents and short-term investments	1,287,843	904,370
Accrued investment income	634,947	635,250
Amounts receivable on reinsurance	8,704,186	8,616,515
Net deferred tax asset	10,567,400	10,813,826
Separate Account assets	991,208,063	630,536,016
Receivables from parent, subsidiaries and affiliates	90,235	6,184,439
Receivables for securities	80,681	82,645
Other assets	1,342,572	535,429
Total admitted assets	$1,084,049,444	$729,035,923
Liabilities
Insurance reserves	$17,608	$18,209
Asset valuation reserve	656,569	670,572
Interest maintenance reserve	565,422	873,495
Payables to parent, subsidiaries and affiliates	6,551,361	6,734,697
Federal income tax payable	1,264,277	4,022,243
Separate Account liabilities	991,208,063	630,536,016
Other liabilities	2,769,412	3,274,743
Total liabilities	1,003,032,712	646,129,975
Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	125,633,523	122,936,714
Unassigned deficit	(47,116,791)	(42,530,766)
Total capital and surplus	81,016,732	82,905,948
Total liabilities and capital and surplus	$1,084,049,444	$729,035,923
See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus
	For the year ended December 31,
	2023	2022	2021
Income
Premiums and annuity and other considerations	$8,564	$8,730	$8,657
Net investment income	1,399,907	2,391,782	7,650,977
Commissions and expense allowances on reinsurance ceded	256,447,511	246,379,727	312,473,263
Other income	262,053,879	213,236,811	144,500,316
Total income	519,909,861	462,017,050	464,633,213
Benefits and expenses
Benefit payments other than dividends	—	—	35,670
Changes to policyholder reserves	(601)	452	681
Net transfers to Separate Accounts	260,191,294	211,850,336	143,527,012
Insurance expenses and taxes	258,478,274	247,726,658	314,686,911
Total benefits and expenses	518,668,967	459,577,446	458,250,274
Gain from operations before federal income taxes and net
realized capital gains	1,240,894	2,439,604	6,382,939
Federal income taxes (excluding tax on net realized capital
gains)	5,372,827	6,985,222	8,401,767
Net loss from operations before net realized capital gains	(4,131,933)	(4,545,618)	(2,018,828)
Net realized capital gains net of related taxes	16,429	29,251	7,269
Net loss	$(4,115,504)	$(4,516,367)	$(2,011,559)
Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000
Paid-in and contributed surplus at beginning of year	$122,936,714	$300,529,614	280,535,781
Capital contributions (distributions) from (to) parent	—	(179,844,312)	16,600,000
Other adjustments	2,696,809	2,251,412	3,393,833
Paid-in and contributed surplus at end of year	$125,633,523	$122,936,714	$300,529,614
Unassigned deficit at beginning of year	$(42,530,766)	$(33,527,355)	$(32,371,705)
Net loss	(4,115,504)	(4,516,367)	(2,011,559)
Change in non-admitted assets and related items	(6,182,924)	(12,209,516)	(5,530,234)
Change in net deferred taxes	5,946,235	7,282,204	6,877,912
Change in asset valuation reserve	14,003	679,606	(187,554)
Other adjustments	(247,835)	(239,338)	(304,215)
Unassigned deficit at end of year	$(47,116,791)	$(42,530,766)	$(33,527,355)
Total capital and surplus	$81,016,732	$82,905,948	$269,502,259
See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows
	For the year ended December 31,
	2023	2022	2021
Operating activities
Premiums and annuity and other considerations received	$30,495,017	$25,807,866	$20,414,412
Net investment income received	2,900,481	4,385,481	9,420,269
Reinsured benefit payments other than dividends	231,189,367	187,151,444	123,949,165
Insurance expenses and taxes received (paid)	6,403,084	(5,102,232)	666,156
Federal income taxes paid	(8,114,364)	(5,746,060)	(8,595,443)
Net transfers for Separate Accounts operations	(261,679,209)	(211,999,134)	(143,937,422)
Net cash provided by (used in) operating activities	1,194,376	(5,502,635)	1,917,137
Investing activities
Bonds sold and matured	266,237	15,770,153	33,787,468
Bonds acquired	—	—	(48,851,636)
Other invested assets acquired	—	—	(996,520)
Other investing activities	1,965	5,805	(2,507,609)
Net cash provided by (used in) investing activities	268,202	15,775,958	(18,568,297)
Financing and miscellaneous activities
Capital contributions (distributions) from (to) parent	—	(29,000,000)	16,600,000
Other cash applied	(1,079,105)	(3,119,130)	(1,372,637)
Net cash provided by (used in) financing and miscellaneous
activities	(1,079,105)	(32,119,130)	15,227,363
Net increase (decrease) in cash, cash equivalents and
short-term investments	383,473	(21,845,807)	(1,423,797)
Cash, cash equivalents and short-term investments at
beginning of year	904,370	22,750,177	24,173,974
Cash, cash equivalents and short-term investments at
end of year	$1,287,843	$904,370	$22,750,177

Supplemental disclosures of cash flow information for non-cash transactions:
Decrease in bonds due to distribution to parent	$—	$147,640,749	$—
Decrease in other invested assets due to distribution to
parent	—	1,881,185	—
Decrease in investment income due and accrued due to
distribution to parent	—	1,322,378	—
See accompanying notes.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements
December 31, 2023
1.Nature of Operations and Significant Accounting Policies Description of Business
Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states selling traditional term, universal life, variable universal life and indexed universal life insurance products. As of September 30, 2021, we narrowed our focus to the business market and ceased sales to the retail consumer market.
Basis of Presentation
Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Insurance & Financial Services of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.
The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:
Investments in bonds are reported at amortized cost or fair value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.
The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized on a constant level basis over the expected life of the related contracts for U.S. GAAP purposes.
Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on the present value of expected future policy benefit payments less the present value of expected net premiums computed for issue year cohorts using assumptions for mortality, interest, morbidity and lapse used for U.S. GAAP purposes.
Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM- 20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.
Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.
Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.
Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.
Certain assets designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.
For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.
Cash, Cash Equivalents and Short-Term Investments
In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.
Investments
Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those loan-backed and structured securities that are of high credit quality and using the prospective method for those loan-backed and structured securities that are not of high credit quality. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.
Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.
Other invested assets are valued as prescribed by the State of Iowa Insurance laws.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2023 and 2022, the AVR was $656,569 and $670,572, respectively.
The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. When in a net deferred interest related loss position, the IMR is reported as an asset. When in a net deferred interest related gain position, the IMR is reported as a liability. As of December 31, 2023 and 2022, the IMR liability was $565,422 and $873,495, respectively.
Other Admitted Assets
Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.
Reserves for Insurance
The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.
Reserves on substandard policies are calculated based on multiples of valuation mortality tables for substandard table ratings and adjustments to valuation mortality for flat extra substandard ratings, with various interest rates.
As of December 31, 2023 and 2022, we had $3,915,783,402 and $5,156,970,902, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.
Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.
Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.
Recognition of Premium Revenues and Costs
Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.
Reinsurance
We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.
Separate Account
The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.
Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Income Taxes
We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Business Owner Ecosystem, Inc.	Principal Innovations, Inc.
Delaware Charter Guarantee & Trust Company	Principal Life Insurance Company
Diversified Dental Services, Inc.	Principal National Life Insurance Company
Employers Dental Services, Inc.	Principal Real Estate Portfolio, Inc.
Equity FC, Ltd.	Principal Reinsurance Company of Delaware
First Dental Health	Principal Reinsurance Company of Delaware II
Preferred Product Network, Inc.	Principal Reinsurance Company of Vermont
Principal Bank	Principal Reinsurance Company of Vermont II
Principal Dental Services, Inc.	Principal Securities, Inc.
Principal Financial Services, Inc.	Principal Shareholder Services, Inc.
Principal Funds Distributor, Inc.	Spectrum Asset Management, Inc.
Principal Global Investors Trust Company

The method of allocation between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocating income tax expenses and benefits among parties to the agreement generally based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
2.Related Party Transactions
Reinsurance
We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2023	2022	2021
Premiums and annuity and other considerations:
Reinsurance assumed	$8,564	$8,730	$8,657
Reinsurance ceded	$1,243,595,720	$1,182,808,711	$1,135,603,496
Benefit payments other than dividends:
Reinsurance assumed	$—	$—	$35,670
Reinsurance ceded	$386,598,457	$396,240,337	$366,298,474
Commissions and expense allowance:
Reinsurance ceded	$256,447,511	$246,379,727	$312,473,263

	December 31,
Statements of Financial Position line	2023	2022
Insurance reserves:
Reinsurance assumed	$17,608	$18,209
Reinsurance ceded	$10,193,250,597	$9,406,230,740
Amounts receivable under reinsurance contract:
Reinsurance ceded	$8,704,186	$8,616,515

Expense Agreements
We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2023, 2022 and 2021, we received $27,280,895, $3,675,059 and $12,119,829, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $73,487, $125,714 and $240,133 during 2023, 2022 and 2021, respectively.
Cash Advance Agreement
We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the secured overnight financing rate plus ten basis points (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $7,822 and $23,874 as of December 31, 2023 and 2022, respectively. During 2023 and 2021, we earned interest income of $277,035 and $16,901, respectively, related to the cash advance agreement. During 2022, we incurred interest expense of $42,992 related to the cash advance agreement.
Employee Benefit Plans
PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $3,611,783, $5,207,367 and $6,876,675 in 2023, 2022 and 2021, respectively.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,068,348, $3,867,668 and $4,477,239 in 2023, 2022 and 2021, respectively.
Investment Sales and Purchases
During 2023, we did not purchase or sell any long-term bonds with Principal Life. During 2022, we sold long-term bonds totaling $11,928,396 plus accrued interest of $126,324 to Principal Life. During 2021, we purchased long-term bonds totaling $966,223 plus accrued interest of $5,333 from Principal Life.
3.Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.
Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2023
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds: U.S. governments	$5,203,940	$—	$(1,144,956)	$4,058,984
U.S. special revenue	17,351,257	—	(3,449,506)	13,901,751
Industrial and miscellaneous	46,578,320	—	(8,813,404)	37,764,916
Hybrid securities	1,000,000	—	(168,433)	831,567
Total bonds	$70,133,517	$—	$(13,576,299)	$56,557,218

	December 31, 2022
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds: U.S. governments	$5,212,321	$—	$(1,176,188)	$4,036,133
U.S. special revenue	17,454,100	—	(3,632,226)	13,821,874
Industrial and miscellaneous	47,061,012	—	(11,288,409)	35,772,603
Hybrid securities	1,000,000	—	(148,932)	851,068
Total bonds	$70,727,433	$—	$(16,245,755)	$54,481,678

The carrying value and fair value of bonds as of December 31, 2023, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$—	$—
Due after one year through five years	4,411,815	4,227,220
Due after five years through ten years	6,955,127	5,905,188
Due after ten years	49,941,002	38,638,253
	61,307,944	48,770,661
Mortgage-backed and other asset-backed securities	8,825,573	7,786,557
Total	$70,133,517	$56,557,218
Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.
Net Investment Income
Major components of net investment income were as follows:

	For the year ended December 31,
	2023	2022	2021
Bonds	$2,646,876	$4,090,468	$9,348,587
Cash, cash equivalents and short-term investments	23,668	9,883	808
Other invested assets	—	13,311	63,706
Other	270,128	(42,868)	16,719
Gross investment income	2,940,672	4,070,794	9,429,820
Less: investment expenses	1,540,765	1,679,012	1,778,843
Net investment income	$1,399,907	$2,391,782	$7,650,977

The gross and admitted amount for interest income due and accrued was $634,947 as of December 31, 2023. As of December 31, 2023, no amount was non-admitted.
During 2023, we did not have any aggregate deferred interest or cumulative amounts of paid-in-kind interest included in the current principal balance.
Prepayment Penalties and Acceleration Fees
The number of sold, disposed or otherwise redeemed securities by Committee on Uniform Security Identification Procedure (“CUSIPs”) as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty or acceleration fee were as follows:

	December 31, 2021
	General Account	Separate Account
Number of CUSIPs	6	—
Aggregate amount of investment income	$772,931	$—

We did not have any prepayment penalties or acceleration fees during 2023 and 2022.
Realized and Unrealized Capital Gains and Losses
Realized capital gains (losses) on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2023, 2022 and 2021, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2023	2022	2021
Bonds	$—	630,552	$56,917
Other invested assets	—	(121,431)	—
Net capital gains	—	509,121	56,917
Related federal income tax expense	16,429	(77,855)	(4,684)
Transferred to IMR	$—	$(402,015)	$(44,964)
Net realized capital gains net of related taxes	$16,429	$29,251	$7,269

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $0, $10,047,211 and $1,997,894 in 2023, 2022 and 2021, respectively. Gross gains of $0, $0 and $7,013 and gross losses of $0, $1,387,077 and $0 in 2023, 2022 and 2021, respectively, were realized on those sales.
We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2023, 2022 and 2021, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2023, 2022 and 2021. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2023, 2022 and 2021. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2023 and 2022.
We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-performing bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non- admitted. As of December 31, 2023 and 2022, we had no interest overdue beyond 90 days on bonds.
Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2023
	Greater than or equal
	Less than twelve months		to twelve months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Bonds:
U.S. governments	$—	$—	4,058,984	1,144,956	$4,058,984	$1,144,956
U.S. special revenue	—	—	13,901,751	3,449,506	13,901,751	3,449,506
Industrial and miscellaneous	861,059	134,045	36,903,857	8,679,359	37,764,916	8,813,404
Hybrid securities	—	—	831,567	168,433	831,567	168,433
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$861,059	$134,045	$55,696,159	$13,442,254	$56,557,218	$13,576,299
Of the bonds within our portfolio in a gross unrealized loss position, 93% were investment grade (designated NAIC 1 or 2) with an average price of 81 (fair value/amortized cost) as of December 31, 2023. As of December 31, 2023, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio decreased during the year ended December 31, 2023, primarily due to tightening of credit spreads.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 1 bond reflecting an average price of 87 as of December 31, 2023. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2023, with associated unrealized losses of $134,045.
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 60 bonds reflecting an average price of 81 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2023.
As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $9,869,914. Securities in an unrealized loss position for less than twelve months had a fair value of $0 and unrealized losses of $0. Securities in an unrealized loss position for greater than twelve months had a fair value of $9,869,914 and unrealized losses of $1,496,984. These securities were primarily categorized as industrial and miscellaneous.
Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than- temporarily impaired as of December 31, 2023.

	December 31, 2022
	Greater than or equal
	Less than twelve months		to twelve months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Bonds:
U.S. governments	$4,036,133	$1,176,188	$—	$—	4,036,133	1,176,188
U.S. special revenue	8,782,807	1,824,318	5,039,067	1,807,908	13,821,874	3,632,226
Industrial and miscellaneous	18,442,903	4,358,375	17,329,700	6,930,034	35,772,603	11,288,409
Hybrid securities	851,068	148,932	—	—	851,068	148,932
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$32,112,911	$7,507,813	$22,368,767	$8,737,942	$54,481,678	$16,245,755

Of the bonds within our portfolio in a gross unrealized loss position, 93% were investment grade (designated NAIC 1 or 2) with an average price of 77 (fair value/amortized cost) as of December 31, 2022. As of December 31, 2022, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2022, primarily due to changes in market interest rates and credit spreads.
For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 38 bonds reflecting an average price of 81 as of December 31, 2022. Of those bonds, 95% were investment grade (designated NAIC 1 or 2) as of December 31, 2022, with associated unrealized losses of $7,215,859.
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 23 bonds reflecting an average price of 72 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2022.
As of December 31, 2022, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $10,019,235. Securities in an unrealized loss position for less than twelve months had a fair value of $5,650,078 and unrealized losses of $977,801. Securities in an unrealized loss position for greater than twelve months had a fair value of $4,369,157 and unrealized losses of $694,106. These securities were primarily categorized as industrial and miscellaneous.
Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than- temporarily impaired as of December 31, 2022.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Restricted Assets
As of December 31, 2023 and 2022, we had admitted assets on deposit with states in the General Account of $2,851,759 and $2,647,859, respectively.
4.Life Reserves
The account value, cash value and reserve for life insurance were as follows:

	December 31, 2023
	General Account
	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$501,342,742	$370,826,541	$401,757,836
Universal life with secondary guarantees	1,749,744,287	1,247,329,830	5,076,659,849
Indexed universal life	511,191,253	384,326,013	410,890,373
Variable universal life	25,121,006	24,850,423	41,683,391
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	4,165,455,057
Disability - active lives	XXX	XXX	6,794,945
Disability - disabled lives	XXX	XXX	1,360,810
Miscellaneous reserves	XXX	XXX	88,665,944
Total account value, cash value and reserve before reinsurance ceded	2,787,399,288	2,027,332,807	10,193,268,205
Reinsurance ceded	2,787,399,288	2,027,332,807	10,193,250,597
Net account value, cash value and reserve	$—	$—	$17,608

	December 31, 2023
	Separate Account - nonguaranteed
	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$988,111,328	$977,468,199	$1,094,398,138

	December 31, 2022
	General Account
	Account value		Cash value		Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$464,320,454		$340,587,687		$369,728,246
Universal life with secondary guarantees	1,756,698,398		1,213,817,927		4,715,820,553
Indexed universal life	475,780,249		356,022,874		374,430,264
Variable universal life	17,777,422		16,995,324		31,239,281
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX		XXX		3,812,607,666
Disability - active lives	XXX		XXX		9,151,141
Disability - disabled lives	XXX		XXX		1,193,283
Miscellaneous reserves	XXX		XXX		92,078,515
Total account value, cash value and reserve before reinsurance ceded	2,714,576,523		1,927,423,812		9,406,248,949
Reinsurance ceded	2,714,576,523		1,927,423,812		9,406,230,740
Net account value, cash value and reserve	$—	$	$—	$	$18,209

	December 31, 2022
	Separate Account - nonguaranteed
	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$628,979,742	$601,308,471	$671,740,318

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate Account Annual Statement was as follows:

	December 31, 2023	December 31, 2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$17,608	$18,209
Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	$1,094,398,138	$671,740,318
Combined total	$1,094,415,746	$671,758,527
5.Separate Account
We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 31, 2023 and 2022, we reported assets and liabilities from variable universal life products in Separate Accounts.
Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.
In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2023 and 2022, our Separate Accounts included legally insulated assets of $991,208,063 and $630,536,016, respectively.
As of December 31, 2023 and 2022, the General Account had maximum guarantees for the Separate Account liabilities of $3,053,737 and $3,453,629, respectively. The General Account was not compensated for the risk taken during 2023, 2022 or 2021. The General Account did not pay toward Separate Account guarantees during 2023, 2022 or 2021.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Information regarding our Separate Accounts as of and for the years ended December 31, 2023 and 2022, was as follows:

	December 31, 2023
		Separate Accounts with guarantees
	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee greater than 4%		Nonguaranteed Separate Accounts		Total
Premiums, considerations or
deposits	$—	$—	$—		$299,227,671		$299,227,671
Reserves for Separate Accounts with
assets at:
Fair value	$—	$—	$—		$1,094,398,138		$1,094,398,138
Amortized cost	—	—	—		—		—
Total reserves	$—	$—	$—		$1,094,398,138		$1,094,398,138
Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—		$—		$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—		—		—
At fair value	—	—	—		1,094,398,138		1,094,398,138
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—		—		—
Subtotal	—	—	—		1,094,398,138		1,094,398,138
Not subject to discretionary
withdrawal	—	—	—		—		—
Total Separate Account reserves	$—	$—	$—	$	$1,094,398,138	$	$1,094,398,138

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023

	December 31, 2022
		Separate Accounts with guarantees
	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee greater than 4%	Nonguaranteed Separate Accounts	Total

Premiums, considerations or
deposits	$—	$—	$—	238,411,212	238,411,212
Reserves for Separate Accounts with
assets at:
Fair value	$—	$—	$—	671,740,318	671,740,318
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	671,740,318	671,740,318
Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	671,740,318	671,740,318
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	671,740,318	671,740,318
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	671,740,318	671,740,318
A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2023	2022	2021
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$299,164,140	$238,351,920	$156,256,391
Transfers from Separate Accounts	$24,493,101	$34,957,304	$11,556,248
Net transfers to Separate Accounts	$323,657,241	$273,309,224	$167,812,639
Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	$(63,465,947)	$(61,458,888)	$(24,285,627)
Net transfers to Separate Accounts as reported in the statements
of operations and capital and surplus	$260,191,294	$211,850,336	$143,527,012

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
6.Federal Income Taxes Net Deferred Income Taxes
The components of the net DTA and DTL were as follows:

	December 31, 2023
	Ordinary	Capital	Total
Gross DTA	$62,276,608	$—	$62,276,608
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	62,276,608	—	62,276,608
DTA non-admitted	50,985,962	—	50,985,962
Subtotal net admitted DTA	11,290,646	—	11,290,646
DTL	723,246	—	723,246
Net admitted DTA	$10,567,400	$—	$10,567,400

	December 31, 2022
	Ordinary	Capital	Total
Gross DTA	$56,001,422	$—	$56,001,422
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	56,001,422	—	56,001,422
DTA non-admitted	44,793,301	—	44,793,301
Subtotal net admitted DTA	11,208,121	—	11,208,121
DTL	394,295	—	394,295
Net admitted DTA	$10,813,826	$—	$10,813,826

	Change
	Ordinary	Capital	Total
Gross DTA	$6,275,186	$—	$6,275,186
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	6,275,186	—	6,275,186
DTA non-admitted	6,192,661	—	6,192,661
Subtotal net admitted DTA	82,525	—	82,525
DTL	328,951	—	328,951
Net admitted DTA	$(246,426)	$—	$(246,426)
DTA Admissibility
The admission calculation components were as follows:

	December 31, 2023
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	10,567,400	—	10,567,400
i. Adjusted gross DTA expected to be realized following
the balance sheet date	18,254,158	—	18,254,158
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	10,567,400
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	723,246	—	723,246
DTA admitted	$11,290,646	$—	$11,290,646

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023

	December 31, 2022
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	10,813,827	—	10,813,827
i. Adjusted gross DTA expected to be realized following
the balance sheet date	17,100,066	—	17,100,066
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	10,813,827
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	394,294		394,294
DTA admitted	$11,208,121	$—	$11,208,121

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	(246,427)	—	(246,427)
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,154,092	—	1,154,092
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	(246,427)
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	328,952	—	328,952
DTA admitted	$82,525	$—	$82,525
Threshold Limitation

	December 31,
	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	684%	634%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation	$70,449,332	$72,092,122
Impacts of Tax-Planning Strategies
The impacts of tax-planning strategies were as follows:

	December 31, 2023
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$62,276,608	$—
Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%
Net admitted adjusted gross DTA amount	$11,290,646	$—
Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023

December 31, 2022
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$56,001,422	$—
Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%
Net admitted adjusted gross DTA amount	$11,208,121	$—
Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%
	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$6,275,186	$—
Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%
Net admitted adjusted gross DTA amount	$82,525.00	$—
Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

As of December 31, 2023 and 2022, our tax planning strategies did not include the use of reinsurance.
As of December 31, 2023 and 2022, we had no temporary differences for which a DTL was not recognized.
Income Taxes Incurred
Current income taxes incurred consisted of the following major components:

For the year ended December 31,
	2023	2022	2021
Federal	$5,372,827	$6,985,222	$8,401,767
Foreign	—	—	—
Subtotal	5,372,827	6,985,222	8,401,767
Federal income tax (benefit) on net capital gains (losses)	(16,429)	77,855	4,684
Other	—	—	—
Federal and foreign income taxes incurred	$5,356,398	$7,063,077	$8,406,451

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
DTA and DTL Components
The main components of the DTA and DTL were as follows:

	December 31,
	2023	2022	Change
DTA:
Ordinary:
Deferred acquisition costs	$61,371,050	$55,218,447	$6,152,603
Policyholder reserves	202	202	—
Other	905,356	782,773	122,583
Gross ordinary DTA	62,276,608	56,001,422	6,275,186
Non-admitted ordinary DTA	50,985,962	44,793,301	6,192,661
Admitted ordinary DTA	11,290,646	11,208,121	82,525
DTL:
Ordinary:
Policyholder reserves	633,070	320,613	312,457
Investments	90,176	73,682	16,494
Total ordinary DTL	723,246	394,295	328,951
Net admitted DTA	$10,567,400	$10,813,826	$(246,426)
Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.
Our income tax expense and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2023	2022	2021
Income before federal income taxes	$1,240,894	$2,948,725	$6,439,856
Expected federal income tax expense	$260,588	$619,232	$1,352,370
Dividends received deduction	(444,035)	(334,429)	(143,639)
Share-based compensation	(306,134)	(201,598)	365,659
Foreign tax credits	(95,420)	(145,990)	(74,380)
Change in statutory valuation allowance adjustment	—	(139,014)	(107,065)
Exclude IMR amortization	(64,695)	(53,562)	(12,626)
Uncertain tax position and agreed upon audit adjustments	—	—	107,065
Disallowed expenses	32,432	33,459	34,918
Change in non-admitted assets	2,045	3,046	5,788
Other	25,382	(271)	449
Total income taxes (benefit) and change in net deferred taxes	$(589,837)	$(219,127)	$1,528,239
Current income taxes incurred	$5,356,398	$7,063,077	$8,406,451
Change in net DTA, before impact of non-admitting any DTA	(5,946,235)	(7,282,204)	(6,877,912)
Total income taxes (benefit) and change in net deferred taxes	$(589,837)	$(219,127)	$1,528,539

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Tax Carryforwards
As of December 31, 2023 and 2022, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2023	$9,116
2022	77,855
2021	4,684
Tax Loss Contingencies and Other Tax Disclosures
As of December 31, 2023, we did not have any federal or foreign income tax loss contingencies.
We do not believe there is a reasonable possibility that the total amount of the tax loss contingencies will significantly increase or decrease within the next twelve months considering the status of current and pending IRS examinations. The U.S. federal statute of limitations has expired for years prior to 2015. The IRS is currently auditing the U.S. federal income returns for tax years 2015 through 2018 and 2019 through 2022. The statutes remain open through normal statute extensions. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in tax loss contingencies, but the outcome of tax reviews is uncertain and unforeseen results can occur. We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.
We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2023 and 2022, we did not recognize accumulated pre- tax interest and penalties related to tax loss contingencies.
We do not have any deposits under IRC Section 6603.
We were not subject to the repatriation transition tax as of December 31, 2023.
Inflation Reduction Act
The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. Government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. PFG, of which we join as a member of a consolidated federal income tax return, is an “Applicable Corporation,” which requires computation of the U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the CAMT. Although the CAMT may apply in any given year when tentative minimum tax (“TMT”) exceeds the RCT liability, as a “prepayment” the CAMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a DTA with an indefinite carryover life recoverable in years when the RCT liability exceeds TMT.
The method of allocation between PFG and its subsidiaries is subject to a written Tax Sharing Agreement (“TSA”). The TSA was amended in August 2023 and approved by the Iowa Insurance Division on September 27, 2023, with a January 1, 2023, effective date. The TSA allocates the CAMT exclusively to PFS.
We are an applicable reporting entity with a tax allocation agreement exclusion under paragraph 11 of INT 23-03 – Inflation Reduction Act – Corporate Alternative Minimum Tax, adopted by the Statutory Accounting Principles Working Group on September 21, 2023, that is in effect for the reporting period. We are not required to calculate or recognize CAMT in our current and deferred tax computations. We do not expect to pay any of the CAMT liability on behalf of our co-obligors.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
7.Capital and Surplus
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2023 and 2022, we met the minimum RBC requirements.
Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay stockholder dividends or make any other distribution if such dividends or distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as of the previous year end excluding net negative IMR or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2023 statutory results, we cannot pay dividends in 2024 without exceeding the statutory limitation.
On March 8, 2022, we had an extraordinary distribution of $179,844,312 of cash and invested assets as a return of capital. The extraordinary distribution was approved by the Commissioner.
We did not pay any dividends during 2023 or 2021.
The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $2,696,809, $2,251,412 and $3,393,833 for the years ended December 31, 2023, 2022 and 2021, respectively.
8.Contingencies and Assessments Contingencies
We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.
Assessments
We had an ongoing reserve to cover an estimated future guaranty fund liability for retrospective-premium-based guaranty fund assessments. Assessments for a given insolvency may take place over several years. Future premium tax offsets related to those assessments can also take place over several years depending on each state’s statute; however, generally the recoveries take place over 5 years. No asset impairments for future premium tax offsets have occurred and none are anticipated.
The following year-to-date recognized balance of total projected future assessments not yet paid as of December 31, 2023, includes recognized assets for future premium tax offsets related to those assessments:

	2023	2022
Amount eligible for future premium tax offset	$1,096,127	$368,585
Amount not eligible for future premium tax offset	75,485	68,684
Total projected future assessments	$1,171,612	$437,269

We have also received information from the National Organization of Life and Health Guaranty Associations of a potential risk related to a company currently in pre-liquidation, which may result in future retrospective-premium-based guaranty fund assessments. A liability has not been recognized for this pre-liquidation company as it does not warrant accrual under current statutory guidance.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Following is a reconciliation of recognized assets for future premium tax offsets or policy surcharges:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy
surcharges prior year-end	$374,188	$7,802
Premium tax offset paid	9,615	(2,199)
Premium tax offset accrued	727,542	368,585
Assets recognized from paid and accrued premium tax offsets and policy
surcharges current year-end	$1,111,345	$374,188
9.Fair Value Measurements Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.
Assets and Liabilities Measured at Fair Value
Assets measured at fair value are summarized below:

December 31, 2023

					Net asset value ("NAV")
	Level 1	Level 2	Level 3				Total
Separate Account assets	$906,071,341	$85,136,722		$—		$—	$991,208,063
December 31, 2022
	Level 1	Level 2	Level 3		NAV		Total
Separate Account assets	$586,461,983	$44,074,033		$—		$—	$630,536,016
Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2023.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Bonds
Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.
The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.
If we are unable to price a bond using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include bonds across all asset classes.
Cash
The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.
Separate Account Assets
Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Transfers
We did not have any transfers into or out of Level 3 during 2023, 2022 and 2021.

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
Financial Instruments Disclosed at Fair Value
We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.
The carrying value and estimated fair value of financial instruments were as follows:

December 31, 2023

	Aggregate fair value	Aggregate fair value	Level 1	Level 2	Level 3	NAV		Not practicable (carrying value)
Bonds	$56,557,218	$70,133,517	$4,058,984	$50,728,117	$1,770,117		$—	$—
Cash	1,287,843	1,287,843	1,287,843	—	—		—	—
Separate Account
assets	991,208,063	991,208,063	906,071,341	85,136,722	—		—	—
December 31, 2022

	Aggregate fair value	Aggregate fair value	Level 1	Level 2	Level 3	NAV		Not practicable (carrying value)
Bonds	$54,481,678	$70,727,433	$4,036,133	$48,581,999	$1,863,546		$—	$—
Cash	904,370	904,370	904,370	—	—		—	—
Separate Account
assets	630,536,016	630,536,016	586,461,983	44,074,033	—		—	—

Principal National Life Insurance Company
Note to Statutory-Basis Financial Statements-(continued)
December 31, 2023
10.Reconciliation to Statutory Statement
During 2023, management determined that we were reimbursed an incorrect amount of commission and expense allowance on reinsurance ceded related to an intercompany reinsurance agreement with Principal Life for the year ended December 31, 2022. Management has adjusted the 2022 financial statements to reflect the additional commission and expense allowance on reinsurance ceded under the intercompany reinsurance agreement and the effects on other balances, including federal income tax expense, changes in deferred taxes, changes in non-admitted assets, deferred taxes and other amounts receivable. The information contained within this report has been adjusted accordingly.

The following is a reconciliation of amounts previously reported to the State of Iowa in the 2022 Annual Statement to those reported as adjusted in the accompanying statutory-basis financial statements:

December 31, 2022
Statutory-Basis Statement of Financial Position
Assets as reported in our Annual Statement	$722,511,642
Adjustment to net deferred tax asset	439,281
Adjustment to receivable from parent, subsidiaries and affiliates	6,085,000
Assets as reported in the accompanying audited statutory-basis statement of
financial position	$729,035,923
Liabilities as reported in our Annual Statement	$644,738,489
Adjustment to federal income taxes payable	1,391,486
Liabilities as reported in the accompanying audited statutory-basis statement of
financial position	$646,129,975
Capital and surplus as reported in our Annual Statement	77,773,153
Adjustment to unassigned deficit from net loss	4,693,514
Adjustment directly to unassigned deficit	439,281
Capital and surplus as reported in the accompanying audited statutory-basis statement
of financial position	$82,905,948
For the year ended
December 31, 2022
Statutory-Basis Statement of Operations
Net loss as reported in our annual statement	(9,209,881)
Adjustment to commission and expense allowances on reinsurance ceded	6,085,000
Adjustment to federal income taxes (excluding tax on net realized capital gains (losses))	(1,391,486)
Net loss as reported in the accompanying audited statutory-basis state of operations	$(4,516,367)
11.Subsequent Events

We have evaluated subsequent events through April 12, 2024, which was the date our statutory-basis financial statements were available to be issued. We did not have any subsequent events to report.

Part C
Other Information

Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

(c2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d2)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d3)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d4)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d5)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d6)	Form of Return of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d7)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d8)	Form of Surrender Value Enhancement Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d9)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d10)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d11)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d12)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d13)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d14)	Form of Aviation Exclusion Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d15)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference from Exhibit (d15) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d16)	Form of Account Value Enhancement Endorsement (Filed as Exhibit (d16) on 02/26/2015)(Accession No. 0001526622-15-000007)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from Exhibit (e2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from Exhibit (e3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e4)	Form of Supplemental Application (Incorporated by Reference from Exhibit (e4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts (Incorporated by Reference from from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)	Participation Agreements

	1.	AllianceBernstein
(a) Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b) Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c) Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d) Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e) Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(f) Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(g) Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h) Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

2.	American Century
	(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4.	Calvert Variable Series Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6.	Delaware Distributors
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
7.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)
8.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)
9.	Fidelity Distributors Corporation
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000015)

10.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

12.	Janus
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000015)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000015)
	(s)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 *
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 *
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 *
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 *
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 *
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 *
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 *

14.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

15.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)14(c) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 201 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	Oppenheimer
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

18.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

19.	Putnam

		(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

		(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
		(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit 99(h)18(d) on 04/29/2021 (Accession No. 0001526622-21-000026)
		(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Exhibit 99(h)18(f) on 04/29/2021 (Accession No. 0001526622-21-000026)
		(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
		(j)	Amendment 3 to Participation Agreement dated July 31, 2023 *
	20.	TOPS (Northern Lights)
		(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

	21.	Van Eck
		(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 4 to Participation Agreement dated May 10, 2022
		(g)	Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
		(i)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
		(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)20(i) on 04/28/2020 (Accession No. 0001526622-20-000015)
		(k)	Amendment 7 to Service Agreement dated May 10, 2022
		(l)	Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(m)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	22.	Wanger International
		(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
		(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts:
(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 12/09/2011 (Accession No. 0000898745-11-000809)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

(1) Consent of Ernst & Young LLP *

(2) Powers of Attorney - N/A

(3) Opinion of Counsel *

(o)	Financial Statements Schedules
Principal National Life Insurance Company
(1) Report of Independent Registered Public Accounting Firm on Schedules *
(2) Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2023*
(3) Schedule III - Supplementary Insurance Information As of December 31, 2023, 2022 and 2021 and for each of the years then ended *
(4) Schedule IV - Reinsurance As of December 31, 2023, 2022 and 2021 and for each of the years then ended *

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as exhibit 99.q on 04/27/2015 (Accession No. 0001526622-15-000016)

* Filed herein
** To be filed by amendment
Item 32. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - Benefits & Protection
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Kamal Bhatia	President and Chief Executive Officer - Principal Asset Management
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Kathleen B. Kay(1)	Executive Vice President and Chief Information Officer
Natalie Lamargue	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Kevin J. Morris(1)	Vice President and Chief Marketing Officer - RIS
Mitch G. Nass	Secretary
Christopher D. Payne(1)	Vice President - Head of Government Relations
Joel M. Pitz(1)	Senior Vice President and Controller
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Benefits and Protection - Head of Business Owner Solutions
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Dan L. Westholm(1)	Assistant Vice President - Treasury
Bethany A. Wood(1)	Executive Vice President and Chief Marketing Officer

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2023 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2023)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100

→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	99
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	93.08
→ PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
→ Finisterre Holdings Limited*	Malta	100
→ Finisterre Capital LLP*	Wales/United Kingdom	86
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	75.23
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Enterprise Capital, LLC*#	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100

→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	90.55
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.

* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Brock Cooper	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Operations
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Mitch G. Nass	Counsel and Secretary
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

A. Shea Treadway	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$17,997,368.00	—	—	—
Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 26th day of April, 2024.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Attest:

/s/ Christopher Agbe-Davies
Christopher Agbe-Davies
Assistant Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	April 26, 2024
N. P. Schelhaas

/s/ J. M. Pitz	Senior Vice President and Controller	April 26, 2024
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	April 26, 2024
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	April 26, 2024
K. A. McCullum

/s/ A. C. Friedrich	Director	April 26, 2024
A. C. Friedrich

/s/ S. D. Reddy	Director	April 26, 2024
S. D. Reddy